DIMENSIONAL EMERGING MARKETS VALUE FUND
PORTFOLIO HOLDINGS REPORT
July 31, 2026
(UNAUDITED)
Table of Contents
Definitions of Abbreviations and Footnotes
Schedule of Investments
Dimensional Emerging Markets Value Fund
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations

DIMENSIONAL EMERGING MARKETS VALUE FUND
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedule of Investments
Investment Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Investment Footnotes
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

Dimensional Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.6%)
BRAZIL — (2.3%)
	Allied Tecnologia SA	17,886	$16,160
	Anima Holding SA	772,992	332,427
	Azzas 2154 SA	12,481	40,428
	Banco Bradesco SA (BBDC3 BZ)	1,074,868	3,390,537
	Banco do Brasil SA	4,283,373	18,040,503
	Banco Santander Brasil SA	938,185	5,296,915
*	Blau Farmaceutica SA	76,180	129,242
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	166,115	623,937
	Brava Energia	868,921	3,393,989
	C&A Modas SA	542,649	1,010,545
	Cia Brasileira de Aluminio	609,911	1,333,126
*	Cia Siderurgica Nacional SA (CSNA3 BZ)	1,870,815	1,786,245
#*	Cia Siderurgica Nacional SA (SID US), Sponsored ADR	278,549	274,538
	Cogna Educacao SA	9,120,142	4,102,053
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	950,027	4,005,026
Ω	Desktop SA	74,900	274,827
*	Dexco SA	1,290,416	1,298,269
*	Diagnosticos da America SA	19,200	9,886
	Empreendimentos Pague Menos SA PGMN3 BZ	788,843	494,860
	Even Construtora e Incorporadora SA	640,756	610,527
#	Gerdau SA, Sponsored ADR	2,784,116	13,809,214
	Grendene SA	436,131	322,636
	Grupo SBF SA	399,887	745,477
	Guararapes Confeccoes SA	389,000	610,073
	Hypera SA HYPE3 BZ	288,579	1,210,869
	Iochpe Maxion SA	40,891	78,327
	IRB-Brasil Resseguros SA	268,902	2,973,797
	JBS NV, BDR	287,452	4,009,125
		Shares	Value»
BRAZIL — (Continued)
	JHSF Participacoes SA	1,503,305	$3,279,949
	JSL SA	218,070	240,907
	Lavvi Empreendimentos Imobiliarios SA	87,429	177,992
	Localiza Rent a Car SA	101,545	753,402
	Lojas Renner SA	597,617	1,603,344
Ω	LWSA SA	222,900	163,575
	M Dias Branco SA	51,214	173,268
	Melnick Even Desenvolvimento Imobiliario SA	15,500	8,776
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	15,933	9,084
	Moura Dubeux Engenharia SA	243,668	1,187,780
	Movida Participacoes SA MOVI3 BZ	294,496	457,794
*	Natura Cosmeticos SA	308,306	509,672
	Petroleo Brasileiro SA - Petrobras	10,192,349	98,602,881
	Petroleo Brasileiro SA - Petrobras (PBR US), Sponsored ADR	1,741,475	33,784,615
	Petroleo Brasileiro SA - Petrobras (PBRA US), Sponsored ADR	2,410,195	41,334,844
	Petroreconcavo SA	158,900	334,467
	Positivo Tecnologia SA	50,600	35,436
*	PRIO SA	97,000	1,164,387
	Qualicorp Consultoria e Corretora de Seguros SA	853,961	257,747
	Romi SA	121,201	140,349
	Sao Martinho SA	143,838	412,008
Ω	Ser Educacional SA	220,461	527,977
	Simpar SA SIMH3 BZ	291,699	443,664
	Suzano SA (SUZB3 BZ)	284,904	2,434,736
	Trisul SA	423,391	355,808
	Ultrapar Participacoes SA (UGPA3 BZ)	67,827	442,221
	Vale SA (VALE3 BZ)	4,161,137	62,616,328

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	180,870	$651,883
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	232,700	153,323
	Vibra Energia SA	2,258,839	16,064,063
	YDUQS Participacoes SA	616,506	1,004,575
TOTAL BRAZIL			339,550,413
CHILE — (0.4%)
	Banco de Credito e Inversiones SA	38,444	2,766,231
	Besalco SA	537,366	647,325
	BICECORP SA	2,846,826	1,227,833
	Camanchaca SA	1,334,309	96,871
*	CAP SA	558,310	3,560,333
	Cencosud SA	2,573,220	5,410,474
	Cia Cervecerias Unidas SA (CCU CI)	5,770	33,419
	Cia Sud Americana de Vapores SA	46,849,671	2,418,698
*	Cristalerias de Chile SA	264,626	600,571
	Empresa Nacional de Telecomunicaciones SA	714,381	2,789,140
	Empresas CMPC SA	4,198,444	4,764,032
	Empresas Copec SA	1,491,993	10,190,003
*	Empresas Hites SA	3,097,001	429,600
	Enel Americas SA (ENELAM CI)	22,047,235	2,086,514
	Falabella SA	1,617,220	10,812,196
*	Masisa SA	8,850,036	80,100
	PAZ Corp. SA	1,562,812	1,363,861
	Ripley Corp. SA	895,112	367,769
	Salfacorp SA	2,712,464	3,559,243
	Sigdo Koppers SA	187,924	332,462
	SMU SA	3,261,798	447,127
	Sociedad Matriz SAAM SA	44,103,821	6,376,850
*	Socovesa SA	3,559,512	527,983
	SONDA SA	276,164	92,822
	Veolia Inversiones Aguas del Gran Santiago Ltda	2,219,249	2,267,584
	Vina Concha y Toro SA	331,513	300,938
TOTAL CHILE			63,549,979
		Shares	Value»
CHINA — (22.6%)
	360 Security Technology, Inc., Class A	528,533	$731,673
#	361 Degrees International Ltd.	4,912,000	2,927,269
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	39,000	114,724
#Ω	3SBio, Inc.	854,000	1,823,769
*	5I5J Holding Group Co. Ltd., Class A	1,011,900	337,549
	AAC Technologies Holdings, Inc.	2,647,000	13,006,792
*	ADAMA Ltd., Class A	100,000	78,876
*	Addsino Co. Ltd., Class A	85,900	180,085
	AECC Aero-Engine Control Co. Ltd., Class A	244,300	654,778
	AECC Aviation Power Co. Ltd., Class A	165,007	847,136
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	147,600	297,102
	Agricultural Bank of China Ltd., Class H	84,233,000	67,721,596
	Ajisen China Holdings Ltd.	2,121,000	222,071
Ω	AK Medical Holdings Ltd.	222,000	156,350
	Alibaba Group Holding Ltd. (9988 HK)	20,826,700	317,261,303
#	Alibaba Group Holding Ltd. (BABA US), Sponsored ADR	19,671	2,404,780
	Allmed Medical Products Co. Ltd., Class A	186,300	254,575
	Aluminum Corp. of China Ltd., Class H	1,348,000	1,467,824
	Amrita Global Development Ltd.	744,000	56,921
	Andon Health Co. Ltd., Class A	15,700	159,075
	Angel Yeast Co. Ltd., Class A	142,200	883,679
	Anhui Anke Biotechnology Group Co. Ltd., Class A	192,200	235,087
#	Anhui Conch Cement Co. Ltd., Class H	362,500	854,092

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Construction Engineering Group Co. Ltd., Class A	508,900	$360,136
	Anhui Gujing Distillery Co. Ltd., Class A	70,900	996,189
	Anhui Heli Co. Ltd., Class A	203,527	550,267
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	499,340	584,378
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	99,851	301,932
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	717,303	527,640
	Anhui Jinhe Industrial Co. Ltd., Class A	50,600	157,651
	Anhui Kouzi Distillery Co. Ltd., Class A	230,100	710,057
	Anhui Sierte Fertilizer Industry Ltd. Co., Class A	81,000	78,027
*	Anhui Tatfook Technology Co. Ltd., Class A	288,200	333,391
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	312,200	429,684
	Anhui Yingjiagongjiu Co. Ltd., Class A	104,900	603,993
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	517,004	1,321,009
	Anjoy Foods Group Co. Ltd., Class A	60,399	803,620
	Anton Oilfield Services Group	12,688,000	1,312,851
	Aotecar New Energy Technology Group Co. Ltd., Class A	996,100	377,498
*	Arctech Solar Holding Co. Ltd., Class A	63,715	255,004
	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	103,577	795,105
	Asia Cement China Holdings Corp.	1,436,500	309,906
#Ω	AsiaInfo Technologies Ltd.	182,800	106,106
		Shares	Value»
CHINA — (Continued)
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	95,000	$121,003
	Asymchem Laboratories Tianjin Co. Ltd., Class A	78,900	1,783,390
	Autobio Diagnostics Co. Ltd., Class A	90,200	442,389
#	Autohome, Inc., ADR	5,711	132,609
	AviChina Industry & Technology Co. Ltd., Class H	11,138,000	4,279,265
	Avicopter PLC, Class A	60,200	239,735
*	BAIC Foton Motor Co. Ltd., Class A	1,943,402	906,789
#*Ω	BAIC Motor Corp. Ltd., Class H	3,170,500	352,124
#*	Baidu, Inc. (BIDU US), Sponsored ADR	547,628	60,846,947
#*Ω	Bairong, Inc.	289,500	188,260
*	Baiyin Nonferrous Group Co. Ltd., Class A	1,350,400	996,570
	Bank of Beijing Co. Ltd., Class A	4,463,822	3,453,289
	Bank of Changsha Co. Ltd., Class A	1,111,100	1,569,700
	Bank of Chengdu Co. Ltd., Class A	1,372,128	3,762,697
	Bank of China Ltd., Class H	212,746,817	149,242,907
	Bank of Chongqing Co. Ltd., Class H	2,931,500	3,199,042
#	Bank of Communications Co. Ltd., Class H	27,249,574	26,254,279
	Bank of Guiyang Co. Ltd., Class A	881,151	754,625
	Bank of Hangzhou Co. Ltd., Class A	1,852,505	4,517,847
	Bank of Jiangsu Co. Ltd., Class A	5,223,615	9,155,079
	Bank of Nanjing Co. Ltd., Class A	3,096,531	5,335,630
	Bank of Ningbo Co. Ltd., Class A	1,706,181	8,060,817
Ω	Bank of Qingdao Co. Ltd., Class H	162,500	100,998
	Bank of Shanghai Co. Ltd., Class A	3,446,447	4,825,971
	Bank of Suzhou Co. Ltd., Class A	1,125,708	1,417,388
	Bank of Xi'an Co. Ltd., Class A	705,600	383,834

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Baoji Titanium Industry Co. Ltd., Class A	35,200	$147,317
	Baoshan Iron & Steel Co. Ltd., Class A	5,102,177	4,634,292
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	244,100	214,026
*	Baowu Magnesium Technology Co. Ltd., Class A	185,600	319,760
	Baoye Group Co. Ltd., Class H	1,035,120	427,814
	BBMG Corp., Class H	1,302,000	98,123
	BBMG Jidong Cement Group Co. Ltd., Class A	197,900	107,230
	Bear Electric Appliance Co. Ltd., Class A	40,700	208,286
	Befar Group Co. Ltd., Class A	628,200	584,094
	Beibuwan Port Co. Ltd., Class A	443,467	815,651
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	2,234,279	976,721
	Beijing Dabeinong Technology Group Co. Ltd., Class A	153,000	69,146
	Beijing Enterprises Holdings Ltd.	2,039,500	8,226,099
#	Beijing Enterprises Water Group Ltd.	8,940,000	2,631,194
	Beijing Fengjing Automotive Parts Co. Ltd.	544,500	257,909
	Beijing Gehua CATV Network Co. Ltd., Class A	296,700	310,659
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	486,128	905,228
	Beijing Haohua Energy Resource Co. Ltd., Class A	376,064	657,562
	Beijing Jetsen Technology Co. Ltd., Class A	385,600	291,294
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	62,500	275,750
		Shares	Value»
CHINA — (Continued)
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	30,200	$53,171
	Beijing Roborock Technology Co. Ltd., Class A	31,787	524,704
*	Beijing Sanyuan Foods Co. Ltd., Class A	358,600	242,509
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	202,700	264,486
	Beijing SDL Technology Co. Ltd., Class A	243,600	260,061
	Beijing Shougang Co. Ltd., Class A	568,566	327,550
*	Beijing Shunxin Agriculture Co. Ltd., Class A	304,200	504,558
	Beijing Sinnet Technology Co. Ltd., Class A	434,928	869,329
	Beijing Strong Biotechnologies, Inc., Class A	190,800	328,802
	Beijing SuperMap Software Co. Ltd., Class A	185,100	315,659
	Beijing Tiantan Biological Products Corp. Ltd., Class A	399,200	759,236
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	179,000	157,343
	Beijing Tong Ren Tang Co. Ltd., Class A	157,900	616,178
	Beijing Ultrapower Software Co. Ltd., Class A	331,100	419,784
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	476,000	62,820
	Beijing Yanjing Brewery Co. Ltd., Class A	556,129	1,064,991
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	107,402	191,980
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	6,614,356	5,028,061

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Best Pacific International Holdings Ltd.	396,000	$120,079
	Bethel Automotive Safety Systems Co. Ltd., Class A	337,800	1,306,952
*	Better Life Commercial Chain Share Co. Ltd., Class A	467,500	257,061
	Beyondsoft Corp., Class A	254,400	345,893
*	BGI Genomics Co. Ltd., Class A	48,100	271,869
	Biem.L.Fdlkk Garment Co. Ltd., Class A	210,500	810,930
	Black Peony Group Co. Ltd., Class A	53,800	50,262
*	Blue Sail Medical Co. Ltd., Class A	330,900	285,585
Ω	BOC Aviation Ltd.	578,800	5,705,296
	BOC International China Co. Ltd., Class A	187,600	328,741
*	BOE HC SemiTek Corp., Class A	253,700	388,978
	BOE Technology Group Co. Ltd., Class A	9,480,826	7,718,414
	BOE Varitronix Ltd.	360,000	179,758
*	Bohai Leasing Co. Ltd., Class A	2,050,400	1,381,913
	Bomin Electronics Co. Ltd., Class A	73,400	133,886
*	Bright Dairy & Food Co. Ltd., Class A	436,600	459,423
	Brilliance China Automotive Holdings Ltd.	15,030,000	3,927,617
	Bros Eastern Co. Ltd., Class A	361,300	427,293
	Brother Enterprises Holding Co. Ltd., Class A	294,100	195,114
*	B-Soft Co. Ltd., Class A	113,540	59,942
	BTG Hotels Group Co. Ltd., Class A	437,813	810,834
*	Business-intelligence of Oriental Nations Corp. Ltd., Class A	154,900	304,018
	BXN Holding Co. Ltd., Class A	529,659	307,405
	BYD Electronic International Co. Ltd.	117,000	350,369
		Shares	Value»
CHINA — (Continued)
	By-health Co. Ltd., Class A	136,700	$211,556
*	C C Land Holdings Ltd.	11,379,429	1,740,785
#	C&D International Investment Group Ltd.	2,382,261	4,666,711
	C&S Paper Co. Ltd., Class A	509,400	563,549
	Caitong Securities Co. Ltd., Class A	478,810	594,155
*Ω	CALB Group Co. Ltd., Class H	196,200	423,585
	Camel Group Co. Ltd., Class A	216,320	258,983
	Cangzhou Dahua Co. Ltd., Class A	106,600	217,623
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	540,301	347,160
*	Canmax Technologies Co. Ltd., Class A	43,516	349,077
	Canny Elevator Co. Ltd., Class A	323,400	254,899
	Cathay Biotech, Inc., Class A	7,497	50,519
	CECEP Guozhen Environmental Protection Technology Co. Ltd., Class A	229,900	232,719
	CECEP Solar Energy Co. Ltd., Class A	1,009,900	677,823
	CECEP Wind-Power Corp., Class A	1,683,070	881,325
	Center International Group Co. Ltd., Class A	154,900	230,035
	Central China Land Media Co. Ltd., Class A	402,900	763,094
*††	Central China Management Co. Ltd.	7,334,350	84,418
	CETC Cyberspace Security Technology Co. Ltd., Class A	151,600	327,028
	CGN New Energy Holdings Co. Ltd.	6,484,000	1,928,749
*	CGN Nuclear Technology Development Co. Ltd., Class A	243,300	230,677

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Changchun Faway Automobile Components Co. Ltd., Class A	269,520	$302,022
	Changchun High-Tech Industry Group Co. Ltd., Class A	24,700	296,574
	Changhong Meiling Co. Ltd., Class A	320,100	236,270
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	777,300	379,052
	Changjiang Securities Co. Ltd., Class A	1,076,490	1,371,773
	Chaowei Power Holdings Ltd.	760,000	129,979
Ω	Cheerwin Group Ltd.	495,500	140,859
	Cheng De Lolo Co. Ltd., Class A	406,600	542,317
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	141,200	228,370
	Chengdu Guibao Science & Technology Co. Ltd., Class A	17,500	37,410
	Chengdu Haoneng Technology Co. Ltd., Class A	142,200	199,254
	Chengdu Hongqi Chain Co. Ltd., Class A	376,900	262,468
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	152,000	485,282
	Chengdu Kanghua Biological Products Co. Ltd., Class A	51,000	349,538
	Chengdu Wintrue Holding Co. Ltd., Class A	114,200	203,668
	Chengtun Mining Group Co. Ltd., Class A	41,200	64,841
	Chenguang Biotech Group Co. Ltd., Class A	130,000	224,017
*	Chengzhi Co. Ltd., Class A	370,875	354,191
	Chervon Holdings Ltd.	206,300	501,005
		Shares	Value»
CHINA — (Continued)
*	China Aerospace International Holdings Ltd.	1,164,000	$72,056
	China Aircraft Leasing Group Holdings Ltd.	5,826	2,642
	China Animal Husbandry Industry Co. Ltd., Class A	311,500	301,732
	China Automotive Engineering Research Institute Co. Ltd., Class A	316,000	687,338
	China Baoan Group Co. Ltd., Class A	232,400	270,889
	China Bester Group Telecom Co. Ltd., Class A	37,400	100,968
	China BlueChemical Ltd., Class H	7,436,878	2,008,243
*Ω	China Bohai Bank Co. Ltd., Class H	728,000	75,179
	China CAMC Engineering Co. Ltd., Class A	266,600	358,808
	China Cinda Asset Management Co. Ltd., Class H	7,403,000	936,073
	China CITIC Bank Corp. Ltd., Class H	26,394,112	26,025,344
	China Coal Energy Co. Ltd., Class H	9,999,000	13,704,858
	China Coal Xinji Energy Co. Ltd., Class A	615,300	892,332
*††	China Common Rich Renewable Energy Investments Ltd.	14,642,000	0
	China Communications Services Corp. Ltd., Class H	9,655,071	5,255,342
*	China Conch Environment Protection Holdings Ltd.	1,205,000	41,438
#	China Conch Venture Holdings Ltd.	2,998,000	3,367,486
	China Construction Bank Corp., Class H	292,777,101	343,552,223
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	4,026,000	729,656
#*††	China Dili Group	4,137,899	0

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	China East Education Holdings Ltd.	699,500	$405,286
#*	China Education Group Holdings Ltd.	1,734,000	420,753
	China Electronics Huada Technology Co. Ltd.	350,000	40,116
#	China Energy Engineering Corp. Ltd. (3996 HK), Class H	6,532,000	916,954
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	6,490,514	2,500,722
*	China Enterprise Co. Ltd., Class A	1,143,700	383,072
#	China Everbright Bank Co. Ltd., Class H	8,476,000	3,447,390
*	China Express Airlines Co. Ltd., Class A	256,500	252,086
#Ω	China Feihe Ltd.	3,473,000	1,457,928
	China Film Group Co. Ltd., Class A	49,100	90,777
	China Foods Ltd.	2,876,000	1,265,795
	China Galaxy Securities Co. Ltd., Class H	5,073,000	4,926,886
	China Gas Holdings Ltd.	1,411,331	1,100,819
	China Great Wall Securities Co. Ltd., Class A	301,300	371,025
*	China Hainan Rubber Industry Group Co. Ltd., Class A	396,900	291,700
	China Hongqiao Group Ltd.	7,424,000	23,360,811
#††	China Huiyuan Juice Group Ltd.	4,182,433	186,979
#	China International Marine Containers Group Co. Ltd., Class H	4,168,220	4,025,198
	China Jinmao Holdings Group Ltd.	7,984,902	1,404,176
	China Jushi Co. Ltd., Class A	890,241	4,976,262
	China Kepei Education Group Ltd.	790,000	90,606
	China Lesso Group Holdings Ltd.	3,202,000	1,651,362
	China Lilang Ltd.	1,094,000	482,980
		Shares	Value»
CHINA — (Continued)
*Ω	China Literature Ltd.	1,119,200	$2,890,360
*	China Longevity Group Co. Ltd.	1,152,649	1,470
	China Medical System Holdings Ltd.	3,776,000	5,753,779
	China Meheco Group Co. Ltd., Class A	425,320	602,507
#	China Meidong Auto Holdings Ltd.	1,808,000	90,776
	China Mengniu Dairy Co. Ltd.	10,415,000	25,129,598
	China Merchants Bank Co. Ltd., Class H	8,431,500	54,704,208
	China Merchants Energy Shipping Co. Ltd., Class A	1,427,000	3,536,871
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	507,200	759,869
	China Merchants Port Holdings Co. Ltd.	4,154,291	8,112,804
	China Merchants Property Operation & Service Co. Ltd., Class A	268,200	359,261
Ω	China Merchants Securities Co. Ltd., Class H	99,800	185,676
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	717,900	739,763
#*††	China Metal Recycling Holdings Ltd.	3,259,800	0
	China Minsheng Banking Corp. Ltd., Class H	10,787,400	4,991,344
#*	China Modern Dairy Holdings Ltd.	4,413,000	833,398
	China National Accord Medicines Corp. Ltd., Class A	61,900	192,737
#	China National Building Material Co. Ltd., Class H	10,015,888	4,753,897
	China National Chemical Engineering Co. Ltd., Class A	1,079,500	1,253,432

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China National Electric Apparatus Research Institute Co. Ltd., Class A	41,832	$138,182
	China National Gold Group Gold Jewellery Co. Ltd., Class A	476,000	541,792
	China National Medicines Corp. Ltd., Class A	63,300	265,462
	China National Nuclear Power Co. Ltd., Class A	2,594,543	3,481,944
*Ω	China New Higher Education Group Ltd.	1,031,590	75,023
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	287,200	254,457
	China Nonferrous Mining Corp. Ltd.	1,391,000	2,624,923
*	China Oil & Gas Group Ltd.	10,940,000	175,861
	China Oilfield Services Ltd., Class H	6,418,000	5,820,674
#	China Overseas Grand Oceans Group Ltd.	4,952,742	1,547,385
#	China Overseas Land & Investment Ltd.	2,868,500	4,933,759
	China Overseas Property Holdings Ltd.	380,000	166,738
	China Pacific Insurance Group Co. Ltd., Class H	6,214,200	24,254,465
	China Petroleum & Chemical Corp., Class H	78,699,575	44,475,225
	China Petroleum Engineering Corp., Class A	369,500	186,972
*††	China Properties Investment Holdings Ltd.	3,380,000	0
	China Publishing & Media Co. Ltd., Class A	120,500	96,623
	China Railway Hi-tech Industry Co. Ltd., Class A	553,800	599,305
		Shares	Value»
CHINA — (Continued)
	China Railway Materials Co. Ltd., Class A	1,195,200	$445,852
#Ω	China Railway Signal & Communication Corp. Ltd., Class H	5,520,000	2,367,887
	China Railway Tielong Container Logistics Co. Ltd., Class A	504,700	417,736
	China Reinsurance Group Corp., Class H	8,990,000	1,571,440
	China Resources Beer Holdings Co. Ltd.	852,000	2,570,638
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	201,000	465,104
	China Resources Building Materials Technology Holdings Ltd.	404,000	57,641
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	347,381	837,609
	China Resources Gas Group Ltd.	1,442,200	3,076,336
	China Resources Land Ltd.	11,585,000	49,011,692
#	China Resources Medical Holdings Co. Ltd.	1,371,500	444,095
Ω	China Resources Pharmaceutical Group Ltd.	3,912,500	2,421,185
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	119,560	457,632
	China Risun Group Ltd.	1,309,000	310,067
#*	China Ruyi Holdings Ltd.	11,772,000	2,163,179
#	China Sanjiang Fine Chemicals Co. Ltd.	2,855,000	1,048,097
#	China Shenhua Energy Co. Ltd., Class H	8,537,500	47,296,685
	China Shineway Pharmaceutical Group Ltd.	1,624,000	1,685,568
	China Starch Holdings Ltd.	7,425,000	156,055

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China State Construction Engineering Corp. Ltd., Class A	9,770,646	$6,807,150
	China State Construction International Holdings Ltd.	738,000	809,562
#*	China Sunshine Paper Holdings Co. Ltd.	2,083,000	264,981
	China Taiping Insurance Holdings Co. Ltd.	5,793,800	16,255,532
	China Testing & Certification International Group Co. Ltd., Class A	68,600	54,829
	China Tianying, Inc., Class A	760,400	565,421
Ω	China Tower Corp. Ltd., Class H	13,449,300	17,192,489
#	China Traditional Chinese Medicine Holdings Co. Ltd.	1,618,000	296,985
	China Travel International Investment Hong Kong Ltd.	5,545,631	849,368
*	China Union Holdings Ltd., Class A	578,200	334,932
	China Vered Financial Holding Corp. Ltd.	185,000	23,161
*	China West Construction Group Co. Ltd., Class A	290,400	199,121
	China XD Electric Co. Ltd., Class A	334,100	660,502
	China XLX Fertiliser Ltd.	2,216,000	2,591,006
#	China Yongda Automobiles Services Holdings Ltd.	3,027,000	335,298
#*Ω	China Youran Dairy Group Ltd.	3,708,000	2,021,968
	China Zhenhua Group Science & Technology Co. Ltd., Class A	79,700	483,388
#	China Zheshang Bank Co. Ltd., Class H	4,591,800	1,399,921
	Chinasoft International Ltd.	4,882,000	2,454,781
		Shares	Value»
CHINA — (Continued)
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	50,500	$57,688
	Chongqing Changan Automobile Co. Ltd., Class A	1,038,009	1,210,835
	Chongqing Chongbai Technology Group Co. Ltd., Class A	124,884	392,948
	Chongqing Chuanyi Automation Co. Ltd., Class A	204,600	557,526
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	255,200	461,010
	Chongqing Gas Group Corp. Ltd., Class A	279,600	202,670
	Chongqing Machinery & Electric Co. Ltd., Class H	2,256,000	528,170
	Chongqing Port Co. Ltd., Class A	184,000	115,561
	Chongqing Rural Commercial Bank Co. Ltd., Class H	11,151,000	9,333,682
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	543,700	678,973
*	Chongqing Taiji Industry Group Co. Ltd., Class A	219,800	513,823
*	Chongqing Zhifei Biological Products Co. Ltd., Class A	221,300	427,336
	Chow Tai Seng Jewellery Co. Ltd., Class A	409,300	783,121
	CIMC Enric Holdings Ltd.	2,914,000	2,891,892
	Cisen Pharmaceutical Co. Ltd., Class A	142,400	297,338
	CITIC Heavy Industries Co. Ltd., Class A	314,900	218,222
	CITIC Ltd.	13,626,483	21,448,446
*	CITIC Resources Holdings Ltd.	6,720,000	394,352
	CITIC Securities Co. Ltd., Class H	90,825	317,060
	City Development Environment Co. Ltd., Class A	180,900	346,769
	CMST Development Co. Ltd., Class A	279,000	194,668

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CNGR Advanced Material Co. Ltd., Class A	98,360	$592,864
	CNOOC Energy Technology & Services Ltd., Class A	2,122,901	1,228,178
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	111,900	106,062
	COFCO Capital Holdings Co. Ltd., Class A	162,200	222,623
#*	COFCO Joycome Foods Ltd.	1,172,000	167,375
	COFCO Sugar Holding Co. Ltd., Class A	335,100	623,013
	Cofoe Medical Technology Co. Ltd., Class A	62,500	495,365
#	Concord New Energy Group Ltd.	20,440,000	925,534
	Consun Pharmaceutical Group Ltd.	465,000	812,780
	COSCO SHIPPING Development Co. Ltd., Class H	9,667,000	1,147,913
#	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	2,118,000	3,745,428
	COSCO SHIPPING Holdings Co. Ltd., Class H	12,734,000	25,617,225
	COSCO SHIPPING International Hong Kong Co. Ltd.	2,552,000	1,946,333
	COSCO SHIPPING Ports Ltd.	3,264,210	2,218,939
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	659,500	1,104,357
	CQ Pharmaceutical Holding Co. Ltd., Class A	517,100	418,898
	CRRC Corp. Ltd., Class H	3,614,000	2,425,198
	CSPC Pharmaceutical Group Ltd.	6,304,000	6,896,039
	CSSC Hong Kong Shipping Co. Ltd.	3,900,000	1,095,823
	CTS International Logistics Corp. Ltd., Class A	559,470	444,380
		Shares	Value»
CHINA — (Continued)
	Dajin Heavy Industry Co. Ltd., Class A	32,300	$188,782
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	619,671	496,694
#*	Damai Entertainment Holdings Ltd.	12,990,000	860,521
	Dashang Co. Ltd., Class A	141,537	308,628
	Dawnrays Pharmaceutical Holdings Ltd.	684,000	90,639
	Dazhong Transportation Group Co. Ltd., Class A	133,300	81,461
	DeHua TB New Decoration Materials Co. Ltd., Class A	30,300	59,131
*	Dezhan Healthcare Co. Ltd., Class A	555,200	271,648
	Dian Diagnostics Group Co. Ltd., Class A	187,000	504,792
	Digital China Group Co. Ltd., Class A	63,800	227,704
	Digital China Information Service Group Co. Ltd., Class A	386,600	638,462
	Dong-E-E-Jiao Co. Ltd., Class A	29,600	239,486
	Dongfang Electric Corp. Ltd., Class H	389,400	1,067,343
	Dongfang Electronics Co. Ltd., Class A	141,400	250,897
	Dongfeng Electronic Technology Co. Ltd., Class A	56,100	82,839
	Dongguan Aohai Technology Co. Ltd., Class A	74,200	377,442
	Dongguan Development Holdings Co. Ltd., Class A	308,200	463,586
	Dongxing Securities Co. Ltd., Class A	523,100	1,071,379
	Dongyue Group Ltd.	5,512,000	8,324,592
#*	DPC Dash Ltd.	18,600	94,312
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	1,002,000	712,600

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	East Group Co. Ltd., Class A	467,000	$323,718
#	E-Commodities Holdings Ltd.	5,778,000	471,671
	Edifier Technology Co. Ltd., Class A	253,500	390,356
#	EEKA Fashion Holdings Ltd.	621,000	420,982
	EIT Environmental Development Group Co. Ltd., Class A	142,500	322,411
*††	Elion Energy Co. Ltd., Class A	807,498	8,377
	ENN Natural Gas Co. Ltd., Class A	401,200	1,058,161
*	Eternal Asia Supply Chain Management Ltd., Class A	145,500	99,457
	EVA Precision Industrial Holdings Ltd.	3,452,000	351,814
	Ever Sunshine Services Group Ltd.	1,358,000	311,420
Ω	Everbright Securities Co. Ltd., Class H	121,600	117,668
	Explosive Co. Ltd., Class A	76,800	108,982
	Eyebright Medical Technology Beijing Co. Ltd., Class A	69,798	432,305
	Fangda Carbon New Material Co. Ltd., Class A	233,194	179,072
	Far East Horizon Ltd.	7,639,000	6,709,052
*	Farasis Energy Gan Zhou Co. Ltd., Class A	245,080	370,042
	FAWER Automotive Parts Co. Ltd., Class A	554,912	352,844
	FESCO Group Co. Ltd., Class A	123,000	250,730
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	123,978	604,565
	Fibocom Wireless, Inc., Class A	68,200	209,026
#	FIH Mobile Ltd.	344,600	846,108
#	FinVolution Group, ADR	343,053	1,663,807
	First Capital Securities Co. Ltd., Class A	227,000	220,848
	First Tractor Co. Ltd., Class H	984,000	1,114,238
		Shares	Value»
CHINA — (Continued)
#	Flat Glass Group Co. Ltd., Class H	830,000	$736,719
	Focus Lightings Tech Co. Ltd., Class A	354,200	393,473
	Foryou Corp., Class A	206,200	774,648
	Foshan Electrical & Lighting Co. Ltd., Class A	485,800	361,429
*	Foshan Nationstar Optoelectronics Co. Ltd., Class A	184,200	170,857
*	Fosun International Ltd.	4,264,683	2,585,505
	Founder Securities Co. Ltd., Class A	713,607	750,857
#††	Fu Shou Yuan International Group Ltd.	2,613,000	659,714
	Fuan Pharmaceutical Group Co. Ltd., Class A	88,300	48,552
#	Fufeng Group Ltd.	8,581,000	5,659,816
	Fujian Funeng Co. Ltd., Class A	644,857	1,037,785
	Fujian Fuxin Software Development JSC Ltd., Class A	27,704	276,241
	Fujian Longking Co. Ltd., Class A	139,700	368,797
	Fujian Qingshan Paper Industry Co. Ltd., Class A	576,400	238,500
	Fujian Star-net Communication Co. Ltd., Class A	174,162	670,653
	Fujian Yuanli Active Carbon Co. Ltd., Class A	18,800	47,427
	Fulongma Group Co. Ltd., Class A	167,100	314,345
*	Gansu Energy Chemical Co. Ltd., Class A	551,800	211,922
	Gansu Shangfeng Materials Co. Ltd., Class A	239,020	467,725
	Gansu Yasheng Industrial Group Co. Ltd., Class A	457,800	204,624
	GCL Energy Technology Co. Ltd., Class A	197,700	441,402
#*	GCL Technology Holdings Ltd.	50,709,000	3,944,412

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	GDS Holdings Ltd. (9698 HK), Class A	120,800	$491,553
	Geely Automobile Holdings Ltd.	19,921,000	50,460,863
	GEM Co. Ltd., Class A	1,230,500	1,220,465
Ω	Genertec Universal Medical Group Co. Ltd.	3,188,500	1,981,660
*	Genimous Technology Co. Ltd., Class A	311,200	345,148
*	Genscript Biotech Corp.	452,000	1,039,749
	Getein Biotech, Inc., Class A	36,800	48,508
	GF Securities Co. Ltd., Class H	2,439,000	5,318,624
*	Global New Material International Holdings Ltd.	102,000	96,096
*††	Glorious Property Holdings Ltd.	11,363,000	10,867
	GoerTek, Inc., Class A	232,031	795,252
	Goldcard Smart Group Co. Ltd., Class A	99,200	149,158
Ω	Golden Throat Holdings Group Co. Ltd.	33,000	13,394
#	Goldwind Science & Technology Co. Ltd., Class H	847,800	1,052,726
	Goodbaby International Holdings Ltd.	1,052,000	119,191
	Gotion High-tech Co. Ltd., Class A	246,583	1,042,673
#	Grand Pharmaceutical Group Ltd.	3,051,000	2,008,208
*	Grandjoy Holdings Group Co. Ltd., Class A	1,278,100	418,774
	Great Wall Motor Co. Ltd., Class H	2,755,000	3,161,097
	Gree Electric Appliances, Inc. of Zhuhai, Class A	576,800	3,615,589
	Green Development Electricity Group of Tianjin Co. Ltd., Class A	451,200	518,905
#*	Greentown China Holdings Ltd.	5,334,591	4,843,360
Ω	Greentown Management Holdings Co. Ltd.	556,000	126,925
		Shares	Value»
CHINA — (Continued)
	Greentown Service Group Co. Ltd.	4,752,000	$2,632,958
	GRG Banking Equipment Co. Ltd., Class A	249,800	378,702
	GRG Metrology & Test Group Co. Ltd., Class A	92,100	231,628
	Guangdong Advertising Group Co. Ltd., Class A	347,400	349,840
	Guangdong Construction Engineering Group Co. Ltd., Class A	411,100	202,273
	Guangdong Dowstone Technology Co. Ltd., Class A	201,300	541,026
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	374,900	525,582
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	187,700	1,365,508
	Guangdong Goworld Co. Ltd., Class A	105,400	196,179
*	Guangdong Guanhao High-Tech Co. Ltd., Class A	450,200	221,053
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	92,100	122,068
	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	153,108	523,521
*	Guangdong Kinlong Hardware Products Co. Ltd., Class A	119,200	267,855
	Guangdong Lingxiao Pump Industry Co. Ltd., Class A	112,300	270,274
	Guangdong Provincial Expressway Development Co. Ltd., Class A	283,660	611,921
	Guangdong South New Media Co. Ltd., Class A	83,300	436,589
	Guangdong Tapai Group Co. Ltd., Class A	47,100	52,290

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	230,035	$403,356
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	339,700	113,242
	Guanghui Energy Co. Ltd., Class A	1,826,838	1,480,643
*	Guanghui Logistics Co. Ltd., Class A	441,600	289,134
	Guangshen Railway Co. Ltd., Class H	4,915,999	1,435,631
	Guangxi Liugong Machinery Co. Ltd., Class A	457,640	594,696
	Guangxi LiuYao Group Co. Ltd., Class A	96,100	224,540
	Guangxi Wuzhou Communications Co. Ltd., Class A	404,900	232,808
	Guangzhou Baiyun International Airport Co. Ltd., Class A	467,900	549,944
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	404,000	821,833
	Guangzhou Development Group, Inc., Class A	653,700	619,860
	Guangzhou Haige Communications Group, Inc. Co., Class A	186,600	275,566
	Guangzhou KDT Machinery Group Co. Ltd., Class A	106,600	280,363
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	94,300	387,732
	Guangzhou Port Co. Ltd., Class A	750,600	345,750
	Guangzhou Restaurant Group Co. Ltd., Class A	86,000	180,353
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	108,200	724,320
	Guangzhou Wondfo Biotech Co. Ltd., Class A	140,100	361,765
		Shares	Value»
CHINA — (Continued)
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	745,556	$866,333
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	196,500	262,215
	Guilin Layn Natural Ingredients Corp., Class A	174,400	171,789
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	64,400	126,780
	Guizhou Chanhen Chemical Corp., Class A	111,400	569,483
	Guizhou Gas Group Corp. Ltd., Class A	225,500	206,332
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	350,932	257,130
	Guizhou Tyre Co. Ltd., Class A	280,000	181,320
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	602,600	266,988
	Guomai Technologies, Inc., Class A	417,200	429,223
#	Guoquan Food Shanghai Co. Ltd., Class H	1,484,000	384,056
	Guosen Securities Co. Ltd., Class A	1,108,827	1,693,901
Ω	Guotai Haitong Securities Co. Ltd., Class H	5,654,288	10,773,522
	Guoyuan Securities Co. Ltd., Class A	322,150	350,379
	Haier Smart Home Co. Ltd. (600690 C1), Class A	879,896	3,020,609
	Haier Smart Home Co. Ltd. (6690 HK), Class H	5,712,000	16,466,749
*	Hainan Drinda New Energy Technology Co. Ltd., Class A	7,800	46,519
*	Hainan Meilan International Airport Co. Ltd., Class H	297,000	205,538
	Hainan Mining Co. Ltd., Class A	274,500	370,995
	Haitian International Holdings Ltd.	2,070,000	5,488,813

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hand Enterprise Solutions Co. Ltd., Class A	43,600	$108,312
	Hangxiao Steel Structure Co. Ltd., Class A	449,122	160,202
	Hangzhou Advance Gearbox Group Co. Ltd., Class A	162,800	310,570
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	934,500	1,285,483
	Hangzhou First Applied Material Co. Ltd., Class A	338,000	734,110
	Hangzhou GreatStar Industrial Co. Ltd.	179,700	796,225
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	77,220	276,324
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	3,300	22,714
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	171,231	223,073
	Hangzhou Iron & Steel Co., Class A	579,300	559,230
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	28,300	154,962
	Hangzhou Onechance Tech Corp., Class A	99,600	362,306
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	13,600	46,376
	Hangzhou Robam Appliances Co. Ltd., Class A	58,500	138,137
	Hangzhou Sunrise Technology Co. Ltd., Class A	193,100	352,720
	Hangzhou Youngsun Intelligent Equipment Co. Ltd., Class A	216,600	295,535
	Hangzhou Zhongtai Cryogenic Technology Corp., Class A	98,400	234,632
*	Hanking Gold International Ltd.	219,000	73,028
		Shares	Value»
CHINA — (Continued)
	Han's Laser Technology Industry Group Co. Ltd., Class A	87,314	$1,094,245
	Harbin Electric Co. Ltd., Class H	2,177,474	4,377,317
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	117,363	189,444
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	403,100	170,300
*	Harbin Pharmaceutical Group Co. Ltd., Class A	753,500	657,535
	HBIS Resources Co. Ltd., Class A	152,700	332,311
	Health & Happiness H&H International Holdings Ltd.	277,500	539,277
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	357,200	663,780
	Hefei Urban Construction Development Co. Ltd., Class A	230,529	365,740
	Hello Group, Inc., Sponsored ADR	463,935	2,778,971
	Henan Liliang Diamond Co. Ltd., Class A	68,100	503,590
	Henan Mingtai Al Industrial Co. Ltd., Class A	335,100	837,154
	Henan Pinggao Electric Co. Ltd., Class A	304,300	889,510
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	318,100	1,229,917
	Henan Thinker Automatic Equipment Co. Ltd., Class A	25,900	88,845
	Henan Yuguang Gold & Lead Co. Ltd., Class A	306,905	528,864
	Henan Zhongfu Industry Co. Ltd., Class A	1,074,000	1,075,652
	Henan Zhongyuan Expressway Co. Ltd., Class A	411,600	234,823

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hengan International Group Co. Ltd.	1,315,000	$4,148,251
	Hengdian Group Tospo Lighting Co. Ltd., Class A	55,600	156,766
	Hengli Petrochemical Co. Ltd., Class A	1,682,874	4,163,341
	Hengtong Logistics Co. Ltd., Class A	158,500	243,603
	Hengtong Optic-electric Co. Ltd., Class A	475,008	3,331,386
	Hengyi Petrochemical Co. Ltd., Class A	801,241	1,907,315
	Hesteel Co. Ltd., Class A	3,173,600	1,006,248
	Hexing Electrical Co. Ltd., Class A	180,533	721,342
	Hichain Logistics Co. Ltd., Class A	78,500	167,514
*	High Templar Tech Ltd., Sponsored ADR	157,205	383,580
	Hisense Visual Technology Co. Ltd., Class A	381,600	1,535,914
*	Hitevision Co. Ltd., Class A	59,800	279,768
	HLA Group Corp. Ltd., Class A	1,438,000	1,342,062
	Hongli Zhihui Group Co. Ltd., Class A	265,900	260,757
*	Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou	427,200	182,854
	Hongrun Construction Group Co. Ltd., Class A	248,300	276,743
	Hongyuan Green Energy Co. Ltd., Class A	256,500	610,984
*	Hopson Development Holdings Ltd.	4,228,308	1,423,382
	Horizon Construction Development Ltd.	2,428,554	204,084
	Hoshine Silicon Industry Co. Ltd., Class A	9,000	44,624
	Huaan Securities Co. Ltd., Class A	616,300	696,938
	Huadian Heavy Industries Co. Ltd., Class A	436,400	392,821
		Shares	Value»
CHINA — (Continued)
	Huadong Medicine Co. Ltd., Class A	331,500	$1,431,000
	Huafon Chemical Co. Ltd., Class A	1,238,048	2,012,431
	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	429,108	278,920
	Huafu Fashion Co. Ltd., Class A	617,200	341,866
	Huaibei Mining Holdings Co. Ltd., Class A	734,600	1,644,819
	Huaihe Energy Group Co. Ltd., Class A	666,800	344,545
	Hualan Biological Engineering, Inc., Class A	240,400	478,815
	Huangshan Novel Co. Ltd., Class A	132,200	216,406
	Huangshan Tourism Development Co. Ltd., Class A	186,400	312,077
#Ω	Huatai Securities Co. Ltd., Class H	3,617,800	7,798,929
	Huaxi Securities Co. Ltd., Class A	362,355	451,159
	Huaxia Bank Co. Ltd., Class A	3,459,687	3,573,876
	Huaxin Building Materials Group Co. Ltd. (600801 C1), Class A	296,128	978,677
	Huaxin Building Materials Group Co. Ltd. (6655 HK), Class H	541,400	1,024,680
	Huayu Automotive Systems Co. Ltd., Class A	625,945	1,562,783
	Hubei Chutian Smart Communication Co. Ltd., Class A	601,100	314,363
	Hubei Huitian New Materials Co. Ltd., Class A	22,100	33,770
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	176,906	703,678
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	371,800	1,588,255
	Hubei Yihua Chemical Industry Co. Ltd., Class A	279,846	544,086

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Huishang Bank Corp. Ltd., Class H	810,900	$524,715
	Humanwell Healthcare Group Co. Ltd., Class A	166,700	442,348
	Hunan Aihua Group Co. Ltd., Class A	18,100	65,136
*	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	60,700	50,847
	Hunan Jiudian Pharmaceutical Co. Ltd., Class A	156,800	255,798
	Hunan Valin Steel Co. Ltd., Class A	1,767,180	1,030,509
	Hunan Zhongke Electric Co. Ltd., Class A	161,400	332,210
*Ω	Hygeia Healthcare Holdings Co. Ltd., Class C	479,800	609,085
*	HyUnion Holding Co. Ltd., Class A	481,900	417,217
	IKD Co. Ltd., Class A	413,200	832,035
*Ω	IMAX China Holding, Inc.	76,600	81,276
	Industrial & Commercial Bank of China Ltd., Class H	180,841,996	172,991,174
	Industrial Bank Co. Ltd., Class A	5,668,753	15,870,475
	Industrial Securities Co. Ltd., Class A	1,396,592	1,250,327
	Infore Environment Technology Group Co. Ltd., Class A	540,156	628,435
*Ω	Ingdan, Inc.	1,085,000	505,196
*	Inkeverse Group Ltd.	1,187,000	140,559
	Inmyshow Digital Technology Group Co. Ltd., Class A	323,200	223,877
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	7,195,400	2,378,390
	Inner Mongolia Berun Chemical Co. Ltd., Class A	996,050	882,366
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	824,337	3,294,902
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	338,268	637,383
		Shares	Value»
CHINA — (Continued)
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,566,151	$1,800,530
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	594,700	2,386,148
	Insigma Technology Co. Ltd., Class A	244,100	255,070
#	Inspur Digital Enterprise Technology Ltd.	878,000	256,785
	Intron Technology Holdings Ltd.	113,000	19,936
#*	iQIYI, Inc., ADR	817,653	1,038,419
	IRICO Display Devices Co. Ltd., Class A	625,900	721,621
	Jade Bird Integrated Technologies Co. Ltd.	421,108	502,081
	Jangho Group Co. Ltd., Class A	536,100	686,135
	Jason Furniture Hangzhou Co. Ltd., Class A	321,800	1,200,675
	JCET Group Co. Ltd., Class A	280,646	2,724,289
*Ω	JD Logistics, Inc.	5,796,900	11,115,809
	JD.com, Inc. (9618 HK), Class A	5,434,300	89,394,084
	Jiajiayue Group Co. Ltd., Class A	78,300	111,156
	Jiang Su Suyan Jingshen Co. Ltd., Class A	228,600	318,432
	Jiangling Motors Corp. Ltd., Class A	135,729	342,092
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	157,300	116,872
	Jiangsu Azure Corp., Class A	418,248	984,391
*	Jiangsu Baichuan High-tech New Materials Co. Ltd., Class A	186,000	177,146
	Jiangsu Bojun Industrial Technology Co. Ltd., Class A	118,900	323,510

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	615,000	$284,108
	Jiangsu Changbao Steeltube Co. Ltd., Class A	231,800	213,017
	Jiangsu Changhai Composite Materials Co. Ltd., Class A	30,300	71,180
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	1,169,352	1,113,998
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	213,360	684,687
*	Jiangsu Eastern Shenghong Co. Ltd., Class A	860,157	1,498,878
*	Jiangsu General Science Technology Co. Ltd., Class A	576,800	345,181
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	50,100	314,603
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	118,322	124,282
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	720,742	443,405
	Jiangsu Jibeier Pharmaceutical Co. Ltd., Class A	26,187	94,403
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	163,500	312,150
	Jiangsu King's Luck Brewery JSC Ltd., Class A	130,300	553,944
	Jiangsu Lianyungang Port Co. Ltd., Class A	470,100	305,095
	Jiangsu Lihua Foods Group Co. Ltd.	196,000	553,616
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	167,600	549,248
	Jiangsu Pacific Precision Forging Co. Ltd., Class A	208,100	304,484
		Shares	Value»
CHINA — (Continued)
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	388,000	$575,913
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	566,100	687,438
	Jiangsu Rongtai Industry Co. Ltd., Class A	80,900	278,385
	Jiangsu Shagang Co. Ltd., Class A	298,700	165,574
	Jiangsu Shentong Valve Co. Ltd., Class A	196,400	368,900
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	77,400	104,208
*	Jiangsu Sopo Chemical Co., Class A	257,729	250,321
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	658,724	430,657
	Jiangsu Yanghe Distillery Co. Ltd., Class A	140,000	889,610
	Jiangsu Yangnong Chemical Co. Ltd., Class A	101,300	849,175
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	136,500	568,281
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	724,458	491,763
	Jiangsu Zhongtian Technology Co. Ltd., Class A	682,900	2,875,057
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	886,200	349,342
	Jiangxi Copper Co. Ltd., Class H	3,639,000	16,373,337
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	97,700	141,161
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	154,700	187,800

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangyin Hengrun Heavy Industries Co. Ltd., Class A	107,300	$241,588
	Jianmin Pharmaceutical Group Co. Ltd., Class A	11,500	48,076
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	344,000	566,281
	Jiayou International Logistics Co. Ltd., Class A	44,000	84,785
	Jiaze Renewables Co. Ltd.	1,093,500	748,904
*	Jilin Chemical Fibre, Class A	529,100	295,177
#*	Jinchuan Group International Resources Co. Ltd.	1,899,000	2,421
	Jinduicheng Molybdenum Co. Ltd., Class A	144,100	447,218
	Jinghua Pharmaceutical Group Co. Ltd., Class A	255,600	255,129
	Jingjin Equipment, Inc., Class A	221,800	440,761
	Jinhui Liquor Co. Ltd., Class A	216,500	533,120
*	Jinko Solar Co. Ltd., Class A	1,032,487	662,840
	Jinlei Technology Co. Ltd., Class A	125,400	398,253
	Jinmao Property Services Co. Ltd.	458,891	135,812
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	198,114	482,714
	Jinyu Bio-Technology Co. Ltd., Class A	226,200	423,422
	Jiuzhitang Co. Ltd., Class A	247,100	331,635
	Jizhong Energy Resources Co. Ltd., Class A	1,305,040	916,738
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	219,500	333,429
		Shares	Value»
CHINA — (Continued)
	Jointown Pharmaceutical Group Co. Ltd., Class A	686,300	$523,608
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	68,500	206,161
	Joyoung Co. Ltd., Class A	261,100	351,069
*Ω	JS Global Lifestyle Co. Ltd.	424,500	76,116
	JSTI Group, Class A	227,175	189,070
#*	Ju Teng International Holdings Ltd.	1,300,249	489,889
	Juneyao Airlines Co. Ltd., Class A	155,600	255,523
	Kailuan Energy Chemical Co. Ltd., Class A	122,200	103,017
	Kaishan Group Co. Ltd., Class A	234,700	597,343
	KE Holdings, Inc., Class A	26,400	148,075
	Keda Industrial Group Co. Ltd., Class A	368,200	898,910
	Keeson Technology Corp. Ltd., Class A	128,200	249,682
	Kidswant Digital Technology Co. Ltd., Class A	508,900	569,217
#	Kinetic Development Group Ltd.	8,148,000	1,756,958
	Kingboard Holdings Ltd.	2,861,345	14,309,584
	Kingboard Laminates Holdings Ltd.	1,383,000	5,152,163
*	KingClean Electric Co. Ltd., Class A	96,300	397,687
	Kingfa Sci & Tech Co. Ltd., Class A	532,700	1,219,889
	Kingsoft Corp. Ltd.	142,000	487,178
	KPC Pharmaceuticals, Inc., Class A	311,500	418,651
	Kuaijishan Shaoxing Wine Co. Ltd., Class A	124,000	276,990
	Kuangda Technology Group Co. Ltd., Class A	422,600	331,292
	Kunlun Energy Co. Ltd.	19,194,000	17,751,046
	Kunming Chuan Jin Nuo Chemical Co. Ltd., Class A	70,800	197,974

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Kunshan Huguang Auto Harness Co. Ltd., Class A	44,300	$114,528
	Lancy Co. Ltd., Class A	160,600	351,928
	Landai Technology Group Corp. Ltd., Class A	235,200	234,529
	Laobaixing Pharmacy Chain JSC, Class A	315,220	598,172
	LB Group Co. Ltd., Class A	220,933	535,408
	Lee & Man Chemical Co. Ltd.	178,000	107,213
	Lee & Man Paper Manufacturing Ltd.	1,809,000	926,131
Ω	Legend Holdings Corp., Class H	1,370,300	2,294,046
	Lenovo Group Ltd.	4,358,000	13,327,604
	Lens Technology Co. Ltd., Class A	668,261	3,116,297
	Leo Group Co. Ltd., Class A	679,000	466,198
*	Leoch International Technology Ltd.	84,000	10,066
	Lepu Medical Technology Beijing Co. Ltd., Class A	26,200	50,648
	LexinFintech Holdings Ltd., ADR	79,705	116,369
	Leyard Optoelectronic Co. Ltd., Class A	431,300	342,842
*	Li Auto, Inc. (2015 HK), Class A	920,700	6,270,561
	Li Ning Co. Ltd.	9,221,500	17,814,279
	Lianhe Chemical Technology Co. Ltd., Class A	229,800	513,028
*	Liao Ning Oxiranchem, Inc. (300082 C2), Class A	170,900	191,529
	Liaoning Chengda Biotechnology Co. Ltd., Class A	18,759	55,549
	Lier Chemical Co. Ltd., Class A	161,360	379,482
	Lijiang Yulong Tourism Co. Ltd., Class A	199,500	256,398
	Liuzhou Iron & Steel Co. Ltd., Class A	414,300	253,024
#	Livzon Pharmaceutical Group, Inc., Class H	148,400	491,470
		Shares	Value»
CHINA — (Continued)
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	124,800	$351,105
	LK Technology Holdings Ltd.	932,500	175,050
	Loncin Motor Co. Ltd., Class A	173,900	378,627
#Ω	Longfor Group Holdings Ltd.	1,599,840	1,400,101
	Longshine Technology Group Co. Ltd., Class A	256,500	421,348
	Lonking Holdings Ltd.	10,909,000	4,338,584
	Lucky Harvest Co. Ltd., Class A	74,626	321,228
*††	Lumena Newmat	1,315,048	0
	Luolai Lifestyle Technology Co. Ltd., Class A	237,200	391,747
	Luoniushan Co. Ltd., Class A	325,500	253,629
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	83,100	360,750
	Lushang Freda Pharmaceutical Co. Ltd., Class A	101,800	84,219
	Luxi Chemical Group Co. Ltd., Class A	640,300	1,198,145
#*Ω	Luye Pharma Group Ltd.	2,454,500	636,757
	Luzhou Laojiao Co. Ltd., Class A	219,200	2,951,163
*	Maanshan Iron & Steel Co. Ltd., Class H	2,364,000	515,617
*	Maccura Biotechnology Co. Ltd., Class A	187,900	253,169
Ω	Maoyan Entertainment	495,386	285,669
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	75,600	280,100
Ω	Medlive Technology Co. Ltd.	60,000	59,681
	Meihua Holdings Group Co. Ltd., Class A	751,500	904,187
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	469,700	332,374
	Mesnac Co. Ltd., Class A	332,700	285,491

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Metallurgical Corp. of China Ltd., Class H	4,257,000	$814,682
*	M-Grass Ecology & Environment Group Co. Ltd., Class A	247,300	106,897
	Midea Group Co. Ltd. 000333 C2, Class A	198,100	2,571,209
Ω	Midea Real Estate Holding Ltd.	36,800	14,075
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	26,477	229,711
	Ming Yang Smart Energy Group Ltd., Class A	378,800	624,667
*	Mingfa Group International Co. Ltd.	456,000	4,858
	Minmetals Capital Co. Ltd., Class A	592,300	440,660
	Minmetals Development Co. Ltd., Class A	144,100	204,911
	Minth Group Ltd.	2,872,000	10,173,534
	Moon Environment Technology Co. Ltd., Class A	300,020	1,566,744
#	Morimatsu International Holdings Co. Ltd.	340,000	284,744
	Muyuan Foods Group Co. Ltd., Class A	813,400	4,729,820
	Nanjing Cosmos Chemical Co. Ltd., Class A	122,400	201,956
	Nanjing Hanrui Cobalt Co. Ltd., Class A	51,500	259,410
	Nanjing Iron & Steel Co. Ltd., Class A	1,634,600	1,217,358
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	279,000	334,373
	Nanjing Pharmaceutical Group Co. Ltd.	417,400	313,437
	Nanjing Securities Co. Ltd., Class A	297,100	301,209
	Nanjing Tanker Corp., Class A	1,203,000	649,038
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	35,500	111,026
		Shares	Value»
CHINA — (Continued)
*	NavInfo Co. Ltd., Class A	225,400	$223,010
	NetDragon Websoft Holdings Ltd.	104,500	107,407
*Ω	NetEase Cloud Music, Inc.	42,700	695,591
	Neusoft Corp., Class A	431,700	540,231
	New Guomai Digital Culture Co. Ltd., Class A	157,800	254,814
*	New Hope Liuhe Co. Ltd., Class A	293,951	304,823
	Newland Digital Technology Co. Ltd., Class A	195,700	545,426
	Nexteer Automotive Group Ltd.	1,639,000	877,967
#*	Nine Dragons Paper Holdings Ltd.	6,438,000	6,204,135
	Ningbo Boway Alloy Material Co. Ltd., Class A	167,200	412,851
	Ningbo Construction Co. Ltd., Class A	370,600	240,435
	Ningbo Exciton Technology Co. Ltd., Class A	15,200	48,909
	Ningbo Huaxiang Electronic Co. Ltd., Class A	319,155	885,065
	Ningbo Jifeng Auto Parts Co. Ltd., Class A	239,200	466,009
	Ningbo Jintian Copper Group Co. Ltd., Class A	453,900	660,406
	Ningbo Joyson Electronic Corp., Class A	249,241	759,580
	Ningbo Peacebird Fashion Co. Ltd., Class A	66,700	132,728
*	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	100,617	416,959
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	66,400	163,102
*	Ningbo Shanshan Co. Ltd., Class A	310,000	584,958
	Ningbo Xusheng Group Co. Ltd., Class A	362,500	611,666
	Ningbo Yunsheng Co. Ltd., Class A	271,184	440,563

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ningbo Zhoushan Port Co. Ltd., Class A	1,357,400	$699,679
	Ningxia Building Materials Group Co. Ltd., Class A	128,400	248,782
	Ningxia Western Venture Industrial Co. Ltd., Class A	265,400	145,493
	Noah Holdings Ltd., Sponsored ADR	67,929	574,000
	Norinco International Cooperation Ltd., Class A	259,500	357,353
	North China Pharmaceutical Co. Ltd., Class A	329,500	235,344
*	North Huajin Chemical Industries Co. Ltd., Class A	431,619	295,686
	North Industries Group Red Arrow Co. Ltd., Class A	157,300	335,321
	Northeast Pharmaceutical Group Co. Ltd., Class A	301,624	204,733
	Northeast Securities Co. Ltd., Class A	306,500	367,999
*	Nuode New Materials Co. Ltd., Class A	381,350	460,690
	Offshore Oil Engineering Co. Ltd., Class A	1,189,601	1,007,641
#	Onewo, Inc., Class H	191,500	411,613
	Oppein Home Group, Inc., Class A	13,810	71,196
	Opple Lighting Co. Ltd., Class A	132,500	340,566
	ORG Technology Co. Ltd., Class A	742,120	543,286
	Orient International Enterprise Ltd., Class A	278,100	259,003
	Orient Overseas International Ltd.	348,000	6,804,997
Ω	Orient Securities Co. Ltd., Class H	1,352,000	986,389
	Ovctek China, Inc., Class A	234,120	397,841
*	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	369,140	570,394
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	1,081,600	493,726
		Shares	Value»
CHINA — (Continued)
*	Pantum Technology Co. Ltd.	79,100	$199,241
	PCI Technology Group Co. Ltd., Class A	850,500	612,615
*	Pengxin International Mining Co. Ltd., Class A	427,105	417,797
	People's Insurance Co. Group of China Ltd. , Class H	19,138,000	13,304,610
	PetroChina Co. Ltd., Class H	90,670,000	115,373,864
	PharmaBlock Sciences Nanjing, Inc., Class A	42,700	231,595
	PICC Property & Casualty Co. Ltd., Class H	9,521,000	19,870,761
	Ping An Bank Co. Ltd., Class A	4,536,313	7,817,502
#	Ping An Insurance Group Co. of China Ltd., Class H	18,595,000	138,918,974
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	950,203	1,126,158
*	Polaris Bay Group Co. Ltd., Class A	861,500	765,644
	Poly Property Group Co. Ltd.	1,671,000	324,023
	Poly Property Services Co. Ltd., Class H	484,400	1,736,069
	Porton Pharma Solutions Ltd., Class A	162,600	373,787
Ω	Postal Savings Bank of China Co. Ltd., Class H	30,135,000	19,518,222
	Pou Sheng International Holdings Ltd.	7,369,000	301,227
	Power Construction Corp. of China Ltd., Class A	3,326,820	2,409,505
	Prinx Chengshan Holdings Ltd.	259,500	221,325
	PW Medtech Group Ltd.	1,038,000	133,491
	Pylon Technologies Co. Ltd., Class A	39,316	253,735
	Q Technology Group Co. Ltd.	910,000	797,745
	Qfin Holdings, Inc., ADR	3,793	52,647

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Qi An Xin Technology Group, Inc., Class A	63,628	$255,987
	Qianhe Condiment & Food Co. Ltd., Class A	290,500	340,442
	Qingdao East Steel Tower Stock Co. Ltd., Class A	317,500	882,528
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	158,900	244,136
	Qingdao Gon Technology Co. Ltd., Class A	47,855	332,400
	Qingdao Haier Biomedical Co. Ltd., Class A	44,306	185,182
	Qingdao Hanhe Cable Co. Ltd., Class A	413,400	416,782
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	132,600	243,971
Ω	Qingdao Port International Co. Ltd., Class H	1,079,000	979,040
	Qingdao Rural Commercial Bank Corp., Class A	1,139,700	535,491
*	Qingling Motors Co. Ltd., Class H	1,402,000	110,228
#	Qinhuangdao Port Co. Ltd., Class H	1,430,500	429,075
*	Quzhou Xin'an Development Co. Ltd., Class A	2,044,300	868,862
	Rainbow Digital Commercial Co. Ltd., Class A	414,276	280,296
	Rayhoo Motor Dies Co. Ltd., Class A	78,600	307,580
	Renhe Pharmacy Co. Ltd., Class A	457,500	367,920
	Rianlon Corp., Class A	58,219	324,995
*	Risen Energy Co. Ltd., Class A	51,000	71,593
	Riyue Heavy Industry Co. Ltd., Class A	206,609	312,410
	Rizhao Port Co. Ltd., Class A	691,400	284,810
	Rongsheng Petrochemical Co. Ltd., Class A	1,671,967	3,062,565
		Shares	Value»
CHINA — (Continued)
*	Roshow Technology Co. Ltd., Class A	396,100	$357,673
	Runjian Co. Ltd., Class A	53,400	379,622
	Sailun Group Co. Ltd., Class A	473,700	993,851
*	Sanan Optoelectronics Co. Ltd., Class A	365,700	663,318
	Sanjiang Shopping Club Co. Ltd., Class A	159,400	244,196
	Sanquan Food Co. Ltd., Class A	363,700	713,512
	Sansteel Minguang Co. Ltd. Fujian, Class A	304,300	146,954
	Sansure Biotech, Inc., Class A	173,322	396,509
	Sany Heavy Equipment International Holdings Co. Ltd.	1,693,000	1,603,657
	Sany Heavy Industry Co. Ltd., Class A	804,942	2,451,363
	Satellite Chemical Co. Ltd., Class A	403,731	1,513,785
	SDIC Capital Co. Ltd., Class A	431,700	417,170
	Sealand Securities Co. Ltd., Class A	626,100	356,262
#*	Seazen Group Ltd.	8,234,857	1,510,201
*	Seazen Holdings Co. Ltd., Class A	553,800	921,782
*††	S-Enjoy Service Group Co. Ltd.	244,000	16,334
	Seres Group Co. Ltd., Class A	242,500	2,239,064
	SF Holding Co. Ltd. 002352 C2, Class A	706,700	3,666,262
	SF Holding Co. Ltd. 6936 HK, Class H	101,000	435,463
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	611,100	332,982
	Shaanxi Coal Industry Co. Ltd., Class A	1,996,400	7,327,569
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	104,600	45,559
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	1,342,700	1,714,389

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	151,300	$353,293
*	Shandong Denghai Seeds Co. Ltd., Class A	227,036	295,108
	Shandong Head Group Co. Ltd., Class A	20,500	58,761
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	311,500	235,350
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	679,378	2,167,836
*	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	399,620	192,502
	Shandong Humon Smelting Co. Ltd., Class A	306,600	609,189
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	132,600	253,084
	Shandong Linglong Tyre Co. Ltd., Class A	550,900	947,674
	Shandong Lukang Pharma, Class A	211,400	230,902
	Shandong Nanshan Aluminum Co. Ltd., Class A	3,082,850	2,158,715
	Shandong New Beiyang Information Technology Co. Ltd., Class A	308,100	291,141
	Shandong Pharmaceutical Glass Co. Ltd., Class A	198,600	586,890
	Shandong Publishing & Media Co. Ltd., Class A	363,633	404,666
	Shandong Sun Paper Industry JSC Ltd., Class A	883,381	1,906,109
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	39,800	333,479
		Shares	Value»
CHINA — (Continued)
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	3,786,800	$1,621,055
	Shandong WIT Dyne Health Co. Ltd., Class A	61,900	238,480
	Shandong Xiantan Group Co. Ltd.	217,200	197,539
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	242,000	188,863
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	456,560	589,037
	Shanghai Baolong Automotive Corp., Class A	77,700	333,048
	Shanghai Baosteel Packaging Co. Ltd., Class A	328,200	220,252
	Shanghai Chinafortune Co. Ltd., Class A	123,700	242,030
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	200,500	309,688
	Shanghai Construction Group Co. Ltd., Class A	1,689,829	593,074
	Shanghai Datun Energy Resources Co. Ltd., Class A	121,580	154,221
	Shanghai Electric Group Co. Ltd., Class H	5,810,000	2,381,574
	Shanghai Environment Group Co. Ltd., Class A	97,366	102,676
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,131,000	2,372,269
	Shanghai Haixin Group Co., Class A	213,100	248,693
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	132,700	501,814
	Shanghai Holystar Electrical Technology Co. Ltd., Class A	28,954	140,090
	Shanghai Huafon Aluminium Corp., Class A	152,800	355,200

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Huayi Group Co. Ltd., Class A	402,300	$489,506
#	Shanghai Industrial Holdings Ltd.	927,918	1,635,324
	Shanghai Jahwa United Co. Ltd., Class A	267,900	730,271
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	356,950	1,029,537
	Shanghai Lingang Holdings Corp. Ltd., Class A	699,459	928,506
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	41,358	49,189
	Shanghai M&G Stationery, Inc., Class A	73,000	253,400
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	159,090	452,317
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	27,518	381,249
*	Shanghai Milkground Food Tech Co. Ltd., Class A	89,200	304,265
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,456,500	2,234,132
	Shanghai Pret Composites Co. Ltd., Class A	94,100	126,701
	Shanghai Pudong Development Bank Co. Ltd., Class A	5,187,428	7,305,986
	Shanghai Putailai New Energy Technology Group Co. Ltd.	298,350	1,052,187
	Shanghai QiFan Cable Co. Ltd., Class A	71,400	193,018
	Shanghai RAAS Blood Products Co. Ltd., Class A	747,700	573,899
	Shanghai Rural Commercial Bank Co. Ltd., Class A	1,624,600	2,067,975
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	401,300	525,388
		Shares	Value»
CHINA — (Continued)
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	170,400	$291,754
	Shanghai Tunnel Engineering Co. Ltd., Class A	632,134	529,172
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	12,776	16,575
	Shanghai Yaoji Technology Co. Ltd., Class A	118,700	326,499
*	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	977,800	673,356
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	776,992	498,266
	Shanghai Zhezhong Group Co. Ltd., Class A	50,500	127,994
	Shanghai Zhonggu Logistics Co. Ltd., Class A	382,248	610,398
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	451,400	423,817
	Shantou Wanshun New Material Group Co. Ltd., Class A	50,200	45,180
	Shantui Construction Machinery Co. Ltd., Class A	441,300	741,022
	Shanxi Blue Flame Holding Co. Ltd., Class A	130,600	135,299
	Shanxi Coal International Energy Group Co. Ltd., Class A	472,500	884,415
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,242,065	1,196,596
*	Shanxi Guoxin Energy Corp. Ltd., Class A	561,860	269,651
	Shanxi Hi-speed Group Co. Ltd., Class A	276,780	193,149
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	887,980	1,987,263

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shanxi Meijin Energy Co. Ltd., Class A	755,300	$403,715
	Shanxi Securities Co. Ltd., Class A	416,000	333,580
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	1,410,900	758,936
*	Shanxi Zhendong Pharmaceutical Co. Ltd., Class A	94,200	68,832
	Shede Spirits Co. Ltd., Class A	129,600	744,402
	Shenghe Resources Holding Co. Ltd., Class A	36,393	111,536
*	Shenma Industry Co. Ltd., Class A	312,300	293,444
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	946,400	310,554
	Shenzhen Absen Optoelectronic Co. Ltd., Class A	78,100	140,338
	Shenzhen Agricultural Power Group Co. Ltd., Class A	815,741	717,224
	Shenzhen Airport Co. Ltd., Class A	339,301	340,256
	Shenzhen Aisidi Co. Ltd., Class A	465,300	689,837
	Shenzhen Batian Ecotypic Engineering Co. Ltd., Class A	71,900	123,683
	Shenzhen Cereals Holdings Co. Ltd., Class A	203,200	184,021
	Shenzhen Comix Group Co. Ltd., Class A	243,900	239,281
	Shenzhen Desay Battery Technology Co., Class A	97,430	352,362
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	302,700	295,612
	Shenzhen Gas Corp. Ltd., Class A	368,100	357,099
	Shenzhen Gongjin Electronics Co. Ltd., Class A	141,200	302,802
#	Shenzhen International Holdings Ltd.	1,405,090	1,094,008
		Shares	Value»
CHINA — (Continued)
*	Shenzhen Investment Ltd.	902,000	$78,172
	Shenzhen Invt Electric Co. Ltd., Class A	326,300	315,298
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	252,400	286,962
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	226,000	233,843
	Shenzhen Kaifa Technology Co. Ltd., Class A	125,848	692,902
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	81,500	151,517
	Shenzhen Kedali Industry Co. Ltd., Class A	48,200	1,297,948
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	173,800	483,643
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	284,100	412,087
	Shenzhen Leaguer Co. Ltd., Class A	137,100	144,217
	Shenzhen Lifotronic Technology Co. Ltd., Class A	53,974	87,315
	Shenzhen Microgate Technology Co. Ltd., Class A	80,200	167,111
	Shenzhen MTC Co. Ltd., Class A	987,028	1,083,417
	Shenzhen Noposin Crop Science Co. Ltd., Class A	196,000	269,123
	Shenzhen Pagoda Industrial Group Corp. Ltd., Class H	972,500	179,064
	Shenzhen SC New Energy Technology Corp., Class A	69,700	589,680
	Shenzhen Senior Technology Material Co. Ltd., Class A	257,900	508,422
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	65,300	257,653
	Shenzhen Tagen Group Co. Ltd., Class A	629,300	313,504

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Topband Co. Ltd., Class A	484,100	$736,396
*	Shenzhen Topraysolar Co. Ltd., Class A	344,500	203,331
	Shenzhen Yinghe Technology Co. Ltd., Class A	116,600	357,825
*	Shenzhen Zhenye Group Co. Ltd., Class A	158,000	152,640
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	1,038,400	971,565
	Shenzhou International Group Holdings Ltd.	632,100	3,592,426
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	280,500	702,355
	Shinva Medical Instrument Co. Ltd., Class A	175,150	336,580
	Shoucheng Holdings Ltd.	5,531,683	1,242,696
	Shougang Fushan Resources Group Ltd.	7,948,819	2,427,976
*	Shui On Land Ltd.	11,719,303	807,864
*	Sichuan Chengfei Integration Technology Corp., Class A	94,800	321,015
	Sichuan Development Lomon Co. Ltd., Class A	404,800	508,213
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	1,514,600	531,512
*	Sichuan Hexie Shuangma Co. Ltd., Class A	152,178	477,667
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	288,455	1,860,303
	Sichuan New Energy Power Co. Ltd., Class A	303,200	549,553
	Sichuan Road & Bridge Group Co. Ltd., Class A	1,586,398	2,120,214
	Sichuan Yahua Industrial Group Co. Ltd., Class A	112,000	290,544
*	Sinochem International Corp., Class A	246,800	167,419
		Shares	Value»
CHINA — (Continued)
#	Sinofert Holdings Ltd.	11,308,000	$1,871,524
	Sinolink Securities Co. Ltd., Class A	129,805	168,098
	Sinoma International Engineering Co., Class A	417,000	492,071
	Sinoma Science & Technology Co. Ltd., Class A	168,462	1,074,712
	Sinomach Automobile Co. Ltd., Class A	495,500	385,121
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	830,200	409,163
	Sinopec Engineering Group Co. Ltd., Class H	5,699,500	3,946,431
	Sinopec Kantons Holdings Ltd.	3,854,000	1,831,226
*	Sinopec Oilfield Equipment Corp., Class A	122,900	95,843
#*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,042,000	150,397
	Sinopharm Group Co. Ltd., Class H	3,274,000	7,260,404
	Sino-Platinum Metals Co. Ltd., Class A	158,900	432,110
	Sinoseal Holding Co. Ltd., Class A	58,600	258,182
	Sinosteel Engineering & Technology Co. Ltd., Class A	497,500	385,018
	Sinotrans Ltd., Class H	9,862,000	5,933,354
	Sinotruk Hong Kong Ltd.	1,774,835	9,199,023
	Sinotruk Jinan Truck Co. Ltd., Class A	334,358	1,149,557
	Sirio Pharma Co. Ltd., Class A	56,530	143,815
	Skyworth Digital Co. Ltd., Class A	53,700	75,107
*	Skyworth Group Ltd.	792,000	441,036
	Snowsky Salt Industry Group Co. Ltd., Class A	472,000	373,774
	Solareast Holdings Co. Ltd., Class A	305,300	309,485
	Songcheng Performance Development Co. Ltd., Class A	941,000	878,721
	SooChow Securities Co. Ltd., Class A	402,530	484,044

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Southern Publishing & Media Co. Ltd., Class A	54,300	$96,640
	Southwest Securities Co. Ltd., Class A	571,200	353,796
	SSY Group Ltd.	680,000	206,083
	Stanley Agricultural Group Co. Ltd., Class A	346,000	459,216
	State Grid Information & Communication Co. Ltd., Class A	163,800	379,480
	State Grid Yingda Co. Ltd., Class A	798,300	603,985
	STO Express Co. Ltd., Class A	166,400	347,010
	Sumavision Technologies Co. Ltd., Class A	535,400	359,926
	Sumec Corp. Ltd., Class A	415,300	687,182
#	Sun Art Retail Group Ltd.	4,312,500	655,490
	Sun King Technology Group Ltd.	1,614,000	280,324
	Sunny Optical Technology Group Co. Ltd.	110,300	788,332
	Sunrise Group Co. Ltd., Class A	251,400	218,706
#*	Sunshine Lake Pharma Co. Ltd., Class H	153,779	818,838
	Sunstone Development Co. Ltd., Class A	94,600	238,701
	Suntak Technology Co. Ltd., Class A	156,608	258,545
	Sunwoda Electronic Co. Ltd., Class A	141,700	399,970
	Suzhou Anjie Technology Co. Ltd., Class A	106,500	208,310
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	579,575	320,165
	Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	299,900	286,155
*	Taiyuan Heavy Industry Co. Ltd., Class A	489,800	148,118
	TangShan Port Group Co. Ltd., Class A	1,646,190	1,182,640
		Shares	Value»
CHINA — (Continued)
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	660,100	$650,537
#*	Tanwan, Inc.	17,000	22,161
	Tasly Pharmaceutical Group Co. Ltd., Class A	257,200	614,256
	Tayho Advanced Materials Group Co. Ltd., Class A	262,400	442,750
	TBEA Co. Ltd., Class A	1,143,998	3,550,072
	TCL Electronics Holdings Ltd.	3,398,666	6,993,048
	TCL Technology Group Corp., Class A	4,338,998	3,038,246
*	TDG Holdings Co. Ltd., Class A	321,400	788,850
	Ten Pao Group Holdings Ltd.	304,000	65,102
	Three Squirrels, Inc., Class A	148,100	399,655
	Thunder Software Technology Co. Ltd., Class A	46,500	417,062
#	Tian An China Investment Co. Ltd.	4,049,000	1,844,894
	Tian Di Science & Technology Co. Ltd., Class A	1,183,500	864,892
*	Tianfeng Securities Co. Ltd., Class A	1,123,800	618,190
#	Tiangong International Co. Ltd.	5,220,000	1,954,366
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	126,000	61,520
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	898,800	448,701
	Tianjin Port Co. Ltd., Class A	686,668	450,775
	Tianjin Port Development Holdings Ltd.	6,113,657	484,023
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	134,200	338,183
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	184,361	142,068
*	Tianma Microelectronics Co. Ltd., Class A	361,800	346,467

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tianneng Battery Group Co. Ltd., Class A	162,077	$542,478
	Tianneng Power International Ltd.	3,710,000	2,398,330
*	Tianqi Lithium Corp., Class H	326,800	1,392,033
	Tianrun Industry Technology Co. Ltd., Class A	322,900	400,809
	Tianshan Aluminum Group Co. Ltd., Class A	754,429	1,477,596
*	TianShan Material Co. Ltd., Class A	93,500	53,054
	Tianshui Huatian Technology Co. Ltd., Class A	948,176	2,173,594
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	32,400	100,723
	Tinergy Chemical Co. Ltd., Class A	714,560	490,952
*	Titan Wind Energy Suzhou Co. Ltd., Class A	264,500	249,999
	Tofflon Science & Technology Group Co. Ltd., Class A	229,200	413,199
	Toly Bread Co. Ltd., Class A	169,235	108,606
	Tomson Group Ltd.	1,113,317	323,022
#	Tong Ren Tang Technologies Co. Ltd., Class H	1,968,000	882,846
	Tongcheng Travel Holdings Ltd.	1,587,600	2,890,191
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	252,900	313,281
	Tongkun Group Co. Ltd., Class A	547,222	1,815,610
	Tongling Nonferrous Metals Group Co. Ltd., Class A	3,571,846	3,298,225
*	Tongwei Co. Ltd., Class A	503,600	871,445
	Tongyu Heavy Industry Co. Ltd., Class A	1,188,500	496,073
Ω	Topsports International Holdings Ltd.	6,738,000	1,165,005
	TravelSky Technology Ltd., Class H	1,852,000	2,042,826
	Triangle Tyre Co. Ltd., Class A	196,600	386,270
		Shares	Value»
CHINA — (Continued)
*	Trina Solar Co. Ltd., Class A	235,520	$473,958
*	Trip.com Group Ltd. (9961 HK)	11,850	555,178
*	Trip.com Group Ltd. (TCOM US), ADR	604,870	28,434,939
*††	Trony Solar Holdings Co. Ltd.	8,775,000	0
	Truking Technology Ltd., Class A	214,000	267,112
	Tsinghua Tongfang Co. Ltd., Class A	418,600	440,877
	TSP Wind Power Group Co. Ltd., Class A	47,900	54,408
	Unilumin Group Co. Ltd., Class A	408,300	307,354
#	Uni-President China Holdings Ltd.	907,000	872,435
	V V Food & Beverage Co. Ltd., Class A	314,300	149,922
	Valiant Co. Ltd., Class A	64,046	121,216
*	Venustech Group, Inc., Class A	97,100	201,537
	Vipshop Holdings Ltd., ADR	1,330,454	20,409,164
*Ω	Viva Biotech Holdings	48,000	7,948
	Walvax Biotechnology Co. Ltd., Class A	219,600	400,938
	Wangneng Environment Co. Ltd., Class A	81,140	172,309
	Wanhua Chemical Group Co. Ltd., Class A	606,600	6,686,956
	Warom Technology, Inc. Co., Class A	54,100	131,288
	Wasion Holdings Ltd.	854,000	1,922,062
	Wasu Media Holding Co. Ltd., Class A	122,486	126,870
	Weibo Corp. (9898 HK), Class A	7,700	62,357
	Weichai Power Co. Ltd., Class H	6,033,000	25,225,185
	Weifu High-Technology Group Co. Ltd., Class A	199,400	529,162
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	217,100	307,107
*	Wellhope Foods Co. Ltd., Class A	198,400	184,295
	Wens Foodstuff Group Co. Ltd., Class A	900,800	1,880,066

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	West China Cement Ltd.	10,992,000	$2,510,954
	Western Securities Co. Ltd., Class A	556,948	557,629
	Wharf Holdings Ltd.	998,000	2,498,636
	Winner Medical Co. Ltd., Class A	100,440	456,410
*	Winning Health Technology Group Co. Ltd., Class A	236,900	265,920
	Wuchan Zhongda Group Co. Ltd., Class A	1,292,000	964,220
	Wuhu Token Science Co. Ltd., Class A	586,700	578,020
	Wuliangye Yibin Co. Ltd., Class A	262,800	3,035,867
	Wushang Group Co. Ltd., Class A	279,200	299,568
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	216,923	514,176
	Wuxi Rural Commercial Bank Co. Ltd., Class A	418,200	350,107
	Wuxi Taiji Industry Ltd. Co., Class A	411,647	1,046,587
	XCMG Construction Machinery Co. Ltd., Class A	2,845,700	3,777,890
*Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,108,000	33,628
	Xiamen Bank Co. Ltd., Class A	706,900	816,573
	Xiamen C & D, Inc., Class A	598,500	796,133
	Xiamen International Airport Co. Ltd., Class A	99,700	219,855
	Xiamen ITG Group Corp. Ltd., Class A	196,000	171,429
	Xiamen Kingdomway Group Co., Class A	50,700	106,257
	Xiamen Xiangyu Co. Ltd., Class A	183,501	182,305
	Xi'an Manareco New Materials Co. Ltd., Class A	3,643	19,348
	Xi'An Shaangu Power Co. Ltd., Class A	462,200	656,983
	Xi'an Triangle Defense Co. Ltd., Class A	109,900	346,041
	Xiandai Investment Co. Ltd., Class A	605,000	337,053
		Shares	Value»
CHINA — (Continued)
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	108,300	$146,658
	Xianhe Co. Ltd., Class A	139,374	404,469
	Xinfengming Group Co. Ltd., Class A	420,160	1,216,254
	Xingfa Aluminium Holdings Ltd.	447,000	380,230
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,735,000	2,205,672
	Xinjiang Communications Construction Group Co. Ltd., Class A	109,300	170,406
*	Xinjiang Daqo New Energy Co. Ltd., Class A	197,708	530,362
	Xinjiang Joinworld Co. Ltd., Class A	380,300	507,830
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	429,900	220,405
#	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,208,000	271,859
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	312,000	356,787
*	Xinjiang Zhongtai Chemical Co. Ltd., Class A	345,800	225,662
	Xinxiang Chemical Fiber Co. Ltd., Class A	440,670	388,197
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	942,800	541,271
#	Xinyi Energy Holdings Ltd.	5,546,816	635,884
#	Xinyi Solar Holdings Ltd.	16,638,361	4,670,650
	Xinyu Iron & Steel Co. Ltd., Class A	132,700	58,366
	Xinzhi Group Co. Ltd., Class A	62,600	146,733
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	69,000	141,366
#	Xtep International Holdings Ltd.	4,310,156	2,077,242
	Xuji Electric Co. Ltd., Class A	224,900	760,068

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yangling Metron New Material, Inc., Class A	144,140	$337,296
	Yankuang Energy Group Co. Ltd., Class H	1,680,000	2,557,305
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	139,201	368,299
	Yantai China Pet Foods Co. Ltd., Class A	74,600	367,555
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	140,503	2,803,086
	Yechiu Metal Recycling China Ltd., Class A	566,300	259,698
*	Yibin Tianyuan Group Co. Ltd., Class A	109,190	94,141
	Yifan Pharmaceutical Co. Ltd., Class A	248,300	377,574
	Yifeng Pharmacy Chain Co. Ltd., Class A	24,800	83,524
	Yihai International Holding Ltd.	130,000	257,601
	Yiren Digital Ltd., Sponsored ADR	193,756	215,069
Ω	Yixin Group Ltd.	4,323,000	736,587
	Yixintang Pharmaceutical Group Co. Ltd., Class A	155,300	268,661
	Yonfer Agricultural Technology Co. Ltd., Class A	410,300	850,628
	Yongjin Technology Group Co. Ltd.	98,900	297,198
	YongXing Special Materials Technology Co. Ltd., Class A	67,070	447,933
	Yotrio Group Co. Ltd., Class A	787,200	314,722
*	Youcare Pharmaceutical Group Co. Ltd., Class A	192,148	348,876
	YTO Express Group Co. Ltd., Class A	530,600	1,482,172
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	558,600	695,590
		Shares	Value»
CHINA — (Continued)
	Yuanli Chemical Group Co. Ltd., Class A	24,400	$69,906
	Yuexiu Property Co. Ltd.	801,000	369,608
*	Yueyang Forest & Paper Co. Ltd., Class A	240,300	119,951
	YUNDA Holding Group Co. Ltd., Class A	318,989	327,073
	Yunnan Aluminium Co. Ltd., Class A	478,530	1,891,526
	Yunnan Baiyao Group Co. Ltd., Class A	240,808	1,887,143
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	987,900	1,339,080
	Yunnan Copper Co. Ltd., Class A	274,200	643,927
	Yunnan Energy Investment Co. Ltd., Class A	311,200	442,097
*	Yunnan Energy New Material Group Co. Ltd., Class A	79,800	621,996
	Yunnan Nantian Electronics Information Co. Ltd., Class A	64,300	150,585
	Yunnan Tin Co. Ltd., Class A	202,400	1,020,887
	Yunnan Yuntianhua Co. Ltd., Class A	156,000	689,258
	Zanyu Technology Group Co. Ltd., Class A	92,200	132,370
	ZCZL Industrial Technology Group Co. Ltd., Class H	1,012,800	1,816,604
	Zhefu Holding Group Co. Ltd., Class A	1,424,640	972,597
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	252,800	351,455
	Zhejiang China Commodities City Group Co. Ltd., Class A	956,200	1,814,573
	Zhejiang Chint Electrics Co. Ltd., Class A	641,052	2,395,850

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Communications Technology Co. Ltd., Class A	412,241	$220,441
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	759,500	488,542
	Zhejiang Dahua Technology Co. Ltd., Class A	394,523	976,067
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	216,900	350,139
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	108,700	170,034
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	53,800	99,029
#*††	Zhejiang Glass Co. Ltd., Class H	437,000	0
*	Zhejiang Great Southeast Co. Ltd., Class A	483,200	208,403
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	361,600	438,038
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	466,500	350,923
	Zhejiang Hailiang Co. Ltd., Class A	650,665	1,771,639
	Zhejiang Hailide New Material Co. Ltd., Class A	258,000	204,739
	Zhejiang Hangmin Co. Ltd., Class A	477,181	472,905
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	484,300	390,786
	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	353,164	605,240
	Zhejiang Huace Film & Television Co. Ltd., Class A	305,932	316,253
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	247,600	613,290
	Zhejiang Huangma Technology Co. Ltd., Class A	20,800	40,148
		Shares	Value»
CHINA — (Continued)
*	Zhejiang Huatong Meat Products Co. Ltd., Class A	217,800	$248,354
	Zhejiang Huayou Cobalt Co. Ltd., Class A	269,331	1,593,818
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	326,500	338,903
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	129,700	472,680
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	120,800	688,772
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	257,651	521,690
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	251,400	751,737
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	266,100	574,028
	Zhejiang Longsheng Group Co. Ltd., Class A	589,533	1,159,036
	Zhejiang NHU Co. Ltd., Class A	48,976	217,721
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	151,600	269,522
	Zhejiang Runtu Co. Ltd., Class A	347,530	705,524
	Zhejiang Semir Garment Co. Ltd., Class A	845,099	778,235
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	373,900	280,889
	Zhejiang Southeast Space Frame Co. Ltd., Class A	80,800	74,570
	Zhejiang Taihua New Material Group Co. Ltd., Class A	270,300	344,805
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	100,500	295,486
	Zhejiang Wanliyang Co. Ltd., Class A	328,441	273,933

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Wanma Co. Ltd., Class A	242,300	$372,059
	Zhejiang Wansheng Co. Ltd., Class A	126,752	185,824
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	243,000	550,510
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	336,900	529,996
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	166,800	216,531
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	296,000	375,932
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	291,528	445,977
	Zhejiang Xinao Textiles, Inc., Class A	344,622	298,843
	Zhejiang Xinhua Chemical Co. Ltd., Class A	56,000	225,438
	Zhejiang Yasha Decoration Co. Ltd., Class A	338,200	176,203
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	484,300	322,927
	Zheshang Securities Co. Ltd., Class A	209,200	296,249
*	Zhewen Interactive Group Co. Ltd., Class A	188,400	218,090
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	1,283,800	1,817,115
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	484,500	531,192
*	Zhongsheng Group Holdings Ltd.	1,178,500	681,784
*††	Zhongtian Financial Group Co. Ltd., Class A	926,500	0
	Zhongtong Bus Holding Co. Ltd., Class A	147,900	227,306
		Shares	Value»
CHINA — (Continued)
	Zhongyuan Environment-Protection Co. Ltd., Class A	293,700	$323,642
Ω	Zhou Hei Ya International Holdings Co. Ltd.	2,153,000	356,995
	Zhuhai Port Co. Ltd., Class A	167,900	125,727
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,184,200	5,083,590
	Zhuzhou Kibing Group Co. Ltd., Class A	833,546	699,724
	Zhuzhou Times New Material Technology Co. Ltd., Class A	255,300	422,229
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	495,500	370,440
Ω	ZJLD Group, Inc.	118,200	120,103
	ZJMI Environmental Energy Co. Ltd., Class A	136,403	244,167
	Zkteco Co. Ltd., Class A	80,300	279,824
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	4,245,400	4,100,672
	ZTE Corp., Class H	1,121,200	3,548,239
#	ZTO Express Cayman, Inc. (2057 HK)	1,140,350	27,289,932
TOTAL CHINA			3,279,684,244
COLOMBIA — (0.1%)
	Almacenes Exito SA	22,549	33,591
	Cementos Argos SA	152,535	532,781
*	Corp. Financiera Colombiana SA	53,878	350,077
	Grupo Argos SA	826,293	4,426,074
	Grupo de Inversiones Suramericana SA	276,811	4,822,008
	Mineros SA	30,859	155,517
TOTAL COLOMBIA			10,320,048
CZECH REPUBLIC — (0.1%)
	CEZ AS	22,285	1,435,559
	Komercni Banka AS	277,089	13,876,545
Ω	Moneta Money Bank AS	58,616	536,868
TOTAL CZECH REPUBLIC			15,848,972

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
GREECE — (0.7%)
	Alpha Bank SA	6,758,535	$33,513,757
	Bank of Greece	19,140	331,448
	ElvalHalcor SA	32,481	141,101
	Fourlis Holdings SA	7,021	33,109
	GEK Terna SA	19,967	1,045,175
	Helleniq Energy Holdings SA	350,372	5,241,384
#	Intracom Holdings SA	244,175	849,862
*	LAMDA Development SA	31,041	227,093
	Motor Oil Hellas Corinth Refineries SA	141,787	8,329,522
	Piraeus Bank SA	3,886,723	45,334,987
	Titan SA (TITC GA)	4,589	276,188
TOTAL GREECE			95,323,626
HONG KONG — (0.0%)
	Truly International Holdings Ltd.	3,142,000	340,051
HUNGARY — (0.2%)
	MOL Hungarian Oil & Gas PLC	1,820,667	26,067,750
	Richter Gedeon Nyrt	645	24,032
TOTAL HUNGARY			26,091,782
INDIA — (12.8%)
	Aarti Drugs Ltd.	28,052	124,386
	Aarti Industries Ltd.	130,699	665,874
	Aarti Pharmalabs Ltd.	5,407	37,966
	ACC Ltd.	198,467	2,828,778
*	Aditya Birla Capital Ltd.	1,551,611	6,583,437
*	Aditya Birla Fashion & Retail Ltd.	247,630	156,285
	Advanced Enzyme Technologies Ltd.	38,547	127,670
	AGI Greenpac Ltd.	42,123	312,333
	Ahluwalia Contracts India Ltd.	1,155	9,980
	Alembic Ltd.	360,019	343,160
	Alembic Pharmaceuticals Ltd.	72,031	601,893
*	Allcargo Global Ltd.	1,600,297	204,115
	Amara Raja Energy & Mobility Ltd.	171,321	1,631,487
	Ambuja Cements Ltd.	1,346,803	6,092,814
	Apollo Pipes Ltd.	3,561	19,150
	Apollo Tyres Ltd.	1,851,897	8,342,090
*	Arman Financial Services Ltd.	1,487	30,240
	Arvind Ltd.	913,979	4,934,586
*	Ashoka Buildcon Ltd.	347,982	440,890
*	Asian Granito India Ltd.	69,489	39,775
		Shares	Value»
INDIA — (Continued)
	Aurobindo Pharma Ltd.	1,037,598	$17,173,502
	Avanti Feeds Ltd.	36,952	349,131
*	AvenuesAI Ltd.	2,511,650	415,229
	AWL Agri Business Ltd.	125,498	248,056
	Axis Bank Ltd. (AXSB IN)	9,566,457	122,949,886
*	Bajaj Consumer Care Ltd.	83,184	456,835
*	Bajaj Hindusthan Sugar Ltd.	213,503	37,391
	Bajaj Holdings & Investment Ltd.	141,607	16,818,526
	Balmer Lawrie & Co. Ltd.	410,440	740,713
	Balrampur Chini Mills Ltd.	690,662	4,269,646
	Banco Products India Ltd.	74,993	500,167
	Bank of Baroda	4,048,927	10,299,898
	Bank of India	1,684,055	2,429,055
	Bank of Maharashtra	2,670,903	2,217,995
	Bhansali Engineering Polymers Ltd.	79,108	96,255
	Bharat Bijlee Ltd.	6,801	180,463
	Bharat Heavy Electricals Ltd.	1,924,494	8,193,237
	Biocon Ltd.	750,486	3,349,510
	Birla Corp. Ltd.	160,444	1,498,936
	Birlasoft Ltd.	236,487	750,180
	Bliss Gvs Pharma Ltd.	75,416	366,925
	Bombay Burmah Trading Co.	29,782	467,031
*	Brightcom Group Ltd.	138,845	13,634
	BSE Ltd.	54,168	2,068,879
	Can Fin Homes Ltd.	202,155	1,728,783
	Canara Bank	6,645,835	8,693,858
*	Capacit'e Infraprojects Ltd.	47,681	107,395
*	Cartrade Tech Ltd.	8,225	234,151
	Ceat Ltd.	109,117	3,927,876
*	Ceigall India Ltd.	26,344	94,455
	Century Enka Ltd.	25,108	159,697
	Chambal Fertilisers & Chemicals Ltd.	849,130	3,903,309
	Cholamandalam Financial Holdings Ltd.	392,595	6,343,816
	CIE Automotive India Ltd.	388,089	1,659,169
	Cipla Ltd.	811,850	12,519,303
	City Union Bank Ltd.	1,696,529	3,661,590
	Container Corp. of India Ltd.	431,310	2,369,809

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Coromandel International Ltd.	9,978	$217,492
	Cosmo First Ltd.	12,362	115,819
*	CSB Bank Ltd.	94,047	325,611
	Cyient Ltd.	121,079	1,077,129
	Dalmia Bharat Ltd.	296,925	5,598,996
*	Dalmia Bharat Refractories Ltd.	799	0
	Datamatics Global Services Ltd.	1,829	16,050
	DB Corp. Ltd.	87,078	190,418
	DCB Bank Ltd.	991,236	1,930,755
	DCM Shriram Ltd.	198,900	2,147,343
	DCW Ltd.	258,896	124,946
	Deep Industries Ltd.	25,629	160,606
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	317,447	5,135,307
*	Delhivery Ltd.	82,038	413,086
	Delta Corp. Ltd.	106,007	69,887
*	Digitide Solutions Ltd.	45,222	48,238
Ω	Dilip Buildcon Ltd.	51,618	230,577
*	Dishman Carbogen Amcis Ltd.	326,616	638,008
	DLF Ltd.	621,310	4,276,560
#	Dr. Reddy's Laboratories Ltd., ADR	420,830	4,986,836
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	931,600	11,151,764
*	Dredging Corp. of India Ltd.	7,635	91,242
	eClerx Services Ltd.	1,013	19,622
	Edelweiss Financial Services Ltd.	730,629	880,608
*	EID Parry India Ltd.	507,826	4,049,543
*	Electronics Mart India Ltd.	11,411	15,551
	Electrosteel Castings Ltd.	822,400	608,999
	EPL Ltd.	170,479	396,723
*Ω	Equitas Small Finance Bank Ltd.	156,871	123,232
	Escorts Kubota Ltd.	31,899	1,031,545
*	Eureka Forbes Ltd.	40,045	187,310
	Exide Industries Ltd.	1,099,605	5,154,982
	FDC Ltd.	121,626	522,780
*	Fedbank Financial Services Ltd.	12,058	19,394
	Federal Bank Ltd.	8,795,361	33,047,685
	FIEM Industries Ltd.	26,619	648,194
	Filatex India Ltd.	112,712	86,706
	Finolex Cables Ltd.	133,045	1,377,832
	Finolex Industries Ltd.	915,455	1,556,181
	Firstsource Solutions Ltd.	1,062,209	3,360,937
	Force Motors Ltd.	3,225	603,401
		Shares	Value»
INDIA — (Continued)
	Fortis Healthcare Ltd.	243,302	$2,406,402
	G R Infraprojects Ltd.	3,054	28,305
	GAIL India Ltd. (GAIL IN)	7,516,829	14,246,385
	Garware Hi-Tech Films Ltd.	2,592	194,598
	Gateway Distriparks Ltd.	1,427,992	867,214
	Geojit Financial Services Ltd.	30,015	24,208
	GHCL Ltd.	280,866	1,286,996
	GHCL Textiles Ltd.	358,173	427,630
	GIC Housing Finance Ltd.	18,060	27,899
Ω	Gland Pharma Ltd.	1,886	49,509
	Glenmark Pharmaceuticals Ltd.	507,346	11,962,319
	Godawari Power & Ispat Ltd.	490,302	1,243,357
	Godfrey Phillips India Ltd.	138,807	3,092,826
*	Godrej Industries Ltd.	18,014	248,904
*	Godrej Properties Ltd.	18,616	409,895
	Goodluck India Ltd.	5,303	84,111
	Granules India Ltd.	568,863	4,936,057
	Graphite India Ltd.	109,056	750,246
	Grasim Industries Ltd.	890,461	28,877,937
	Great Eastern Shipping Co. Ltd.	503,782	7,146,902
	GSPL Transmission Ltd.	338,090	531,575
	Gujarat Alkalies & Chemicals Ltd.	125,768	889,727
	Gujarat Ambuja Exports Ltd.	687,429	1,231,410
	Gujarat Energy Ltd.	1,014,272	2,947,420
	Gujarat Fluorochemicals Ltd.	15,590	712,757
	Gujarat Mineral Development Corp. Ltd.	382,949	2,255,287
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	365,779	1,954,262
	Gujarat Pipavav Port Ltd.	857,194	1,351,378
	Gujarat State Fertilizers & Chemicals Ltd.	1,056,123	1,760,558
	HDFC Bank Ltd.	10,057,373	78,751,592
	HEG Ltd.	276,610	1,898,494
	HeidelbergCement India Ltd.	316,649	508,151
	Hero MotoCorp Ltd. (HMCL IN)	182,434	10,302,287

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	HFCL Ltd.	164,462	$334,543
	HG Infra Engineering Ltd.	7,999	45,130
	Hikal Ltd.	204,638	474,506
	Hindalco Industries Ltd.	5,483,147	56,187,896
*	Hinduja Global Solutions Ltd.	56,267	248,791
	ICICI Bank Ltd. (IBN US), Sponsored ADR	773,203	23,188,354
	IDFC First Bank Ltd.	14,791,456	13,147,505
*	IFCI Ltd.	102,183	81,653
	IIFL Capital Services Ltd.	758,789	2,687,901
	IIFL Finance Ltd.	753,486	4,791,407
*	India Cements Ltd.	178,846	742,223
	India Glycols Ltd.	151,544	1,820,198
	India Nippon Electricals Ltd.	6,634	81,731
	Indian Bank	606,492	5,297,906
	Indian Metals & Ferro Alloys Ltd.	13,591	206,534
	Indo Count Industries Ltd.	269,979	1,126,534
*	Indus Towers Ltd.	4,052,656	16,685,608
	IndusInd Bank Ltd.	892,229	9,448,517
	Info Edge India Ltd.	406,577	5,225,069
*	Inox Green Energy Services Ltd.	104,736	192,016
	Inox Renewable Solutions Ltd.	12,777	1,373
	IOL Chemicals & Pharmaceuticals Ltd.	601,907	922,512
	Ipca Laboratories Ltd.	32,490	593,151
Ω	IRCON International Ltd.	715,754	946,218
	J Kumar Infraprojects Ltd.	207,810	1,049,722
	Jagran Prakashan Ltd.	22,377	14,984
	Jai Corp. Ltd.	50,855	53,934
	Jammu & Kashmir Bank Ltd.	1,487,514	2,434,235
	Jindal Poly Films Ltd.	54,978	364,654
	Jindal Saw Ltd.	1,508,427	4,023,135
	Jindal Stainless Ltd.	716,781	5,510,438
	Jindal Steel Ltd.	1,796,070	20,761,572
	Jio Financial Services Ltd.	8,708,457	23,370,155
	JK Lakshmi Cement Ltd.	237,665	1,406,666
	JK Paper Ltd.	431,544	1,762,908
	JK Tyre & Industries Ltd.	661,297	2,764,334
	JM Financial Ltd.	2,347,552	3,003,195
		Shares	Value»
INDIA — (Continued)
	JSW Energy Ltd.	804,737	$4,681,206
	JSW Steel Ltd.	3,104,970	41,375,097
	JTL Industries Ltd.	20,971	16,576
	Jubilant Ingrevia Ltd.	51,653	397,885
	Jubilant Pharmova Ltd.	405,731	3,993,479
	Kalpataru Projects International Ltd.	441,532	5,880,476
	Kalyani Steels Ltd.	95,724	874,194
	Karnataka Bank Ltd.	1,019,469	3,032,155
	Karur Vysya Bank Ltd.	2,638,871	9,476,936
	Kaveri Seed Co. Ltd.	88,315	722,673
	KCP Ltd.	80,599	136,523
	Kirloskar Ferrous Industries Ltd.	22,923	115,263
	Kirloskar Oil Engines Ltd.	214,256	4,887,026
	Kitex Garments Ltd.	65,764	100,531
	KNR Constructions Ltd.	348,725	443,740
*	Kolte-Patil Developers Ltd.	100,381	402,888
	Kotak Mahindra Bank Ltd.	1,590,130	6,476,236
	KRBL Ltd.	204,431	751,882
	Krsnaa Diagnostics Ltd.	3,336	18,387
	L&T Finance Ltd.	1,778,763	5,795,990
	Larsen & Toubro Ltd.	1,043,985	43,050,257
	Laxmi Organic Industries Ltd.	7,157	13,402
	LG Balakrishnan & Bros Ltd.	58,142	964,951
	LIC Housing Finance Ltd.	1,549,229	8,488,803
	LT Foods Ltd.	717,437	3,104,527
	Lupin Ltd.	369,746	9,354,188
	LUX Industries Ltd.	1,514	19,742
	Maharashtra Seamless Ltd.	294,087	1,734,142
	Mahindra & Mahindra Financial Services Ltd.	2,457,121	9,969,965
	Mahindra & Mahindra Ltd.	1,840,661	65,435,483
	Mahindra Lifespace Developers Ltd.	23,325	95,817
	Maithan Alloys Ltd.	13,207	135,981
*	Man Industries India Ltd.	58,742	328,453
	Manappuram Finance Ltd.	2,320,125	9,040,009
	Marksans Pharma Ltd.	930,270	2,514,916
	Maruti Suzuki India Ltd.	68,330	10,193,996

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	MAS Financial Services Ltd.	44,653	$149,229
*	Max Estates Ltd.	1,944	8,027
	Mayur Uniquoters Ltd.	31,030	244,672
*	Meghmani Organics Ltd.	205,104	115,959
	MOIL Ltd.	328,793	969,118
	Monte Carlo Fashions Ltd.	14,594	79,767
	Morepen Laboratories Ltd.	445,465	265,529
	MRF Ltd.	7,094	9,882,208
	Natco Pharma Ltd.	133,104	1,282,560
	National Aluminium Co. Ltd.	4,030,346	14,846,960
	National Fertilizers Ltd.	171,984	128,587
	Nava Ltd.	665,825	3,845,506
	Navneet Education Ltd.	94,821	133,226
*	Nazara Technologies Ltd.	12,797	45,347
	NCC Ltd.	2,072,365	3,069,230
	NESCO Ltd.	33,220	369,034
	NIIT Learning Systems Ltd.	430,894	1,085,113
	NIIT Ltd.	427,275	426,036
	Nilkamal Ltd.	35,509	673,542
	NMDC Ltd.	10,804,015	9,636,752
*	NMDC Steel Ltd.	1,828,409	825,564
	NOCIL Ltd.	309,155	530,427
	NRB Bearings Ltd.	106,464	455,609
	Nucleus Software Exports Ltd.	20,834	149,405
*	Nuvoco Vistas Corp. Ltd.	8,621	31,172
	Oberoi Realty Ltd.	239,718	4,583,190
	Orient Cement Ltd.	391,835	561,700
	Paisalo Digital Ltd.	157,006	116,442
	Panama Petrochem Ltd.	55,295	263,052
Ω	Paradeep Phosphates Ltd.	133,057	204,717
Ω	Parag Milk Foods Ltd., Class F	94,842	211,854
	Patanjali Foods Ltd.	50,620	187,681
*	Patel Engineering Ltd.	1,307,304	374,710
	PCBL Chemical Ltd.	792,826	2,635,894
*	Pennar Industries Ltd.	56,772	98,402
	Petronet LNG Ltd.	3,739,500	10,970,953
	Piramal Finance Ltd.	253,450	5,484,917
	Piramal Pharma Ltd.	1,576,843	3,221,610
Ω	PNB Housing Finance Ltd.	496,097	5,433,328
	PNC Infratech Ltd.	317,469	819,640
	Pokarna Ltd.	1,170	11,406
		Shares	Value»
INDIA — (Continued)
	Polyplex Corp. Ltd.	92,891	$1,075,475
	Power Finance Corp. Ltd.	5,706,060	25,403,195
	Power Mech Projects Ltd.	13,818	370,899
	Prakash Industries Ltd.	501,949	647,851
Ω	Prataap Snacks Ltd.	3,176	38,610
	Prestige Estates Projects Ltd.	350,276	5,935,339
	Protean eGov Technologies Ltd.	2,096	13,560
*	PSP Projects Ltd.	6,351	65,236
*	PTC India Financial Services Ltd.	696,718	201,960
	PTC India Ltd.	1,085,066	1,996,103
	Punjab National Bank	5,981,767	7,058,396
*	PVR Inox Ltd.	30,580	360,197
Ω	Quess Corp. Ltd.	18,269	63,333
	Rain Industries Ltd.	1,055,665	2,455,920
	Rallis India Ltd.	344,985	786,024
	Ramco Cements Ltd.	81,597	786,465
	Ramco Industries Ltd.	94,039	321,423
	Rane Holdings Ltd.	2,151	39,231
	Rashi Peripherals Ltd.	42,747	372,913
	Rashtriya Chemicals & Fertilizers Ltd.	975,347	1,298,164
	Raymond Lifestyle Ltd.	139,768	1,043,884
*	Raymond Ltd.	192,611	1,170,107
*	Raymond Realty Ltd.	166,268	1,117,993
Ω	RBL Bank Ltd.	1,770,101	6,928,031
	REC Ltd.	6,927,384	27,058,700
	Redington Ltd.	3,478,812	11,683,111
	Redtape Ltd.	161,903	224,969
	Reliance Industries Ltd. (RIL IN)	21,851,121	298,532,901
*	Reliance Power Ltd.	8,487,744	2,083,457
	Repco Home Finance Ltd.	176,897	712,648
	Rhi Magnesita India Ltd.	14,449	58,739
	Rico Auto Industries Ltd.	312,336	464,612
	RITES Ltd.	119,262	267,684
*	RPSG Ventures Ltd.	4,159	40,809
*	SAMHI Hotels Ltd.	9,911	18,683
*	Sammaan Capital Ltd.	139,053	236,685
	Samvardhana Motherson International Ltd.	12,595,117	19,912,540
	Sandhar Technologies Ltd.	50,116	327,994
	Sandur Manganese & Iron Ores Ltd.	31,329	69,920
	Sanghvi Movers Ltd.	43,526	186,990

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Sarda Energy & Minerals Ltd.	216,126	$1,175,352
	Sasken Technologies Ltd.	7,505	143,573
*	Satin Creditcare Network Ltd.	26,292	65,718
	Savita Oil Technologies Ltd.	21,733	136,542
	Seshasayee Paper & Boards Ltd.	83,170	209,474
	Shankara Buildpro Ltd.	8,436	110,392
	Sharda Cropchem Ltd.	75,193	646,644
*	Sheela Foam Ltd.	8,049	66,328
	Shilpa Medicare Ltd.	12,059	77,649
	Shipping Corp. of India Land & Assets Ltd.	791,178	341,883
	Shipping Corp. of India Ltd.	1,045,743	3,178,007
	Shriram Finance Ltd.	3,309,468	36,254,883
	Shyam Metalics & Energy Ltd.	35,414	381,315
	Siyaram Silk Mills Ltd.	37,678	238,487
	Sobha Ltd.	21,228	305,453
*	Solara Active Pharma Sciences Ltd.	2,069	11,164
	Somany Ceramics Ltd.	6,442	32,913
	South Indian Bank Ltd.	6,471,133	3,175,601
	SP Apparels Ltd.	13,147	137,063
	Star Cement Ltd.	120,751	256,328
	State Bank of India (SBIN IN)	7,873,800	84,757,665
	State Bank of India (SBKFF US), GDR	19,590	2,119,638
	Steel Authority of India Ltd.	4,210,410	7,453,968
	Steel Strips Wheels Ltd.	8,470	27,616
*	Sterlite Technologies Ltd.	28,950	169,088
	Strides Pharma Science Ltd.	312,359	3,372,226
	Sudarshan Chemical Industries Ltd.	3,063	32,747
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	1,424,813	29,655,567
	Sun TV Network Ltd.	298,272	1,589,252
	Sundaram-Clayton Ltd.	135	1,770
	Sunflag Iron & Steel Co. Ltd.	69,706	268,061
		Shares	Value»
INDIA — (Continued)
	Sunteck Realty Ltd.	129,461	$411,082
	Surya Roshni Ltd.	303,139	757,851
	Talbros Automotive Components Ltd.	9,154	39,217
	Tamilnad Mercantile Bank Ltd.	2,918	26,115
	Tanla Platforms Ltd.	39,707	243,999
	Tata Chemicals Ltd.	752,322	5,305,265
	Tata Consumer Products Ltd.	485,561	5,504,482
	Tata Motors Ltd./new	3,697,250	16,862,446
	Tata Motors Passenger Vehicles Ltd.	4,118,422	14,674,847
	Tata Steel Ltd.	25,119,759	50,059,637
	Tech Mahindra Ltd.	12,491	217,227
	Time Technoplast Ltd.	1,385,626	3,020,355
	Tourism Finance Corp. of India Ltd.	230,580	245,852
	Transport Corp. of India Ltd.	126,919	1,238,520
	Trident Ltd.	545,500	141,381
	Triveni Engineering & Industries Ltd.	450,552	1,048,566
	Triveni Power Transmission Ltd.	150,184	857,284
	TVS Srichakra Ltd.	7,893	325,980
	Uflex Ltd.	196,398	967,192
*Ω	Ujjivan Small Finance Bank Ltd.	954,037	717,572
*	Unichem Laboratories Ltd.	146,926	792,802
	Union Bank of India Ltd.	1,395,941	2,497,784
	Uniparts India Ltd.	7,501	57,197
	Universal Cables Ltd.	7,125	100,856
	UPL Ltd.	994,621	6,282,269
	Usha Martin Ltd.	393,840	2,050,748
	VA Tech Wabag Ltd.	112,443	2,325,196
	Vaibhav Global Ltd.	54,477	152,331
	Vardhman Textiles Ltd.	702,522	4,311,101
	Veedol Corp. Ltd.	11,137	163,901
	Vindhya Telelinks Ltd.	17,959	375,633
	Vishnu Chemicals Ltd.	8,290	52,969
*	Vodafone Idea Ltd.	4,085,048	557,450
	Voltamp Transformers Ltd.	364	37,940
	Welspun Corp. Ltd.	585,219	10,118,301
	Welspun Enterprises Ltd.	374,744	2,335,543
	Welspun Living Ltd.	979,901	1,599,146
	West Coast Paper Mills Ltd.	150,784	900,827
	Wheels India Ltd.	3,350	49,393
	Wipro Ltd.	7,376,739	14,236,182
*	Yatra Online Ltd.	27,184	30,370

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Yes Bank Ltd.	5,736,379	$1,368,859
	Zee Entertainment Enterprises Ltd.	249,949	298,996
	Zensar Technologies Ltd.	308,505	1,641,102
	Zydus Lifesciences Ltd.	272,431	3,211,334
	Zydus Wellness Ltd.	123,632	751,177
TOTAL INDIA			1,857,102,146
INDONESIA — (0.8%)
	ABM Investama Tbk. PT	1,232,600	172,508
	Adi Sarana Armada Tbk. PT	3,498,100	118,352
	Alamtri Minerals Indonesia Tbk. PT	8,797,600	739,338
	Alamtri Resources Indonesia Tbk. PT	50,887,300	6,957,223
	Aneka Tambang Tbk. PT	24,631,500	3,925,449
	Aspirasi Hidup Indonesia Tbk. PT	6,658,700	133,140
	Astra Agro Lestari Tbk. PT	1,138,967	434,451
	Astra International Tbk. PT	78,796,800	22,384,615
	Astra Otoparts Tbk. PT	2,237,900	342,496
*††	Bakrie Telecom Tbk. PT	160,430,200	0
	Bank BTPN Syariah Tbk. PT	2,615,300	143,964
	Bank Negara Indonesia Persero Tbk. PT	35,293,782	6,910,877
	Bank OCBC Nisp Tbk. PT	6,108,000	437,721
	Bank Pan Indonesia Tbk. PT	42,778,601	2,126,882
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	9,307,984	408,257
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	8,627,600	249,167
*	Bank Tabungan Negara Persero Tbk. PT	23,204,315	1,562,582
	BFI Finance Indonesia Tbk. PT	5,532,200	281,219
	BISI International Tbk. PT	9,253,500	339,371
*	Buana Lintas Lautan Tbk. PT	50,102,100	1,256,720
		Shares	Value»
INDONESIA — (Continued)
*	Bukalapak.com Tbk. PT	99,162,800	$648,888
	Bukit Asam Persero Tbk. PT	16,506,800	2,132,194
*	Buma Internasional Grup Tbk. PT	14,137,100	171,679
*	Bumi Serpong Damai Tbk. PT	12,713,100	402,361
	Ciputra Development Tbk. PT	58,089,578	1,854,043
	Dayamitra Telekomunikasi PT	41,026,000	1,054,302
	Dharma Satya Nusantara Tbk. PT	14,424,900	1,071,331
	Elang Mahkota Teknologi Tbk. PT	32,001,900	940,762
	Elnusa Tbk. PT	18,387,300	709,966
*	Energi Mega Persada Tbk. PT	24,387,100	1,753,301
	Erajaya Swasembada Tbk. PT	48,693,800	1,132,983
	ESSA Industries Indonesia Tbk. PT	12,734,200	452,436
	Gajah Tunggal Tbk. PT	8,135,800	554,644
	Gudang Garam Tbk. PT	1,625,800	1,715,778
*	Harum Energy Tbk. PT	3,385,100	157,281
	Indah Kiat Pulp & Paper Tbk. PT	13,527,300	6,288,146
	Indika Energy Tbk. PT	8,454,400	1,232,701
	Indo Tambangraya Megah Tbk. PT	2,204,300	3,009,308
	Indocement Tunggal Prakarsa Tbk. PT	3,405,000	883,314
	Indofood Sukses Makmur Tbk. PT	24,262,000	9,392,970
	Japfa Comfeed Indonesia Tbk. PT	25,264,250	3,022,931
	Jaya Real Property Tbk. PT	43,375,300	2,605,495
	Kawasan Industri Jababeka Tbk. PT	132,027,756	952,856
	Medco Energi Internasional Tbk. PT	37,057,632	2,643,016
*	Media Nusantara Citra Tbk. PT	6,711,000	78,221
*	Merdeka Battery Materials Tbk. PT	36,173,000	1,009,967
	Metrodata Electronics Tbk. PT	5,843,050	164,351
	Mitra Pinasthika Mustika Tbk. PT	4,831,900	270,748

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Pabrik Kertas Tjiwi Kimia Tbk. PT	4,694,800	$1,679,888
	Pakuwon Jati Tbk. PT	24,834,900	367,152
*	Panin Financial Tbk. PT	65,508,700	828,564
*	Paninvest Tbk. PT	6,451,100	259,778
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	10,704,484	849,296
*	PP Persero Tbk. PT	7,564,700	85,240
	Puradelta Lestari Tbk. PT	3,991,600	32,783
	Salim Ivomas Pratama Tbk. PT	9,283,000	317,138
	Samudera Indonesia Tbk. PT	13,622,200	226,426
	Sarana Menara Nusantara Tbk. PT	15,897,200	356,008
	Sawit Sumbermas Sarana Tbk. PT	198,400	11,005
	Semen Indonesia Persero Tbk. PT	9,531,251	773,513
	Sumber Tani Agung Resources Tbk. PT	725,000	43,545
	Summarecon Agung Tbk. PT	29,296,800	530,722
	Surya Citra Media Tbk. PT	7,781,500	89,858
	Surya Semesta Internusa Tbk. PT	25,862,700	2,369,847
*††	Suryainti Permata Tbk. PT	17,378,000	0
	Tempo Scan Pacific Tbk. PT	1,147,300	183,343
	Timah Persero Tbk. PT	4,078,000	857,056
	Trimegah Bangun Persada Tbk. PT	13,906,500	690,706
	Triputra Agro Persada PT	3,382,200	328,635
	Tunas Baru Lampung Tbk. PT	8,511,700	292,462
	Unggul Indah Cahaya Tbk. PT	288,335	245,399
	United Tractors Tbk. PT	8,116,500	10,831,500
	Vale Indonesia Tbk. PT	9,732,019	2,828,403
*††	Waskita Karya Persero Tbk. PT	25,152,582	52,950
*††	Wijaya Karya Persero Tbk. PT	11,988,700	25,484
	XLSMART Telecom Sejahtera Tbk. PT	20,059,003	2,716,265
TOTAL INDONESIA			123,103,271
		Shares	Value»
KUWAIT — (0.6%)
	A'ayan Leasing & Investment Co. KSCP	3,414,725	$3,169,745
*	Acico Industries Co. KSC	512,157	945,201
	Agility Public Warehousing Co. KSCC	6,441,566	3,053,207
	Al Ahli Bank of Kuwait KSCP	2,785,139	2,418,858
††	Al-Eid Food KSC	408,269	54,102
	Arzan Financial Group for Financing & Investment KPSC	4,256,996	4,346,800
	Boubyan Petrochemicals Co. KSCP	1,708,901	3,406,811
	Burgan Bank SAK	3,105,223	1,887,412
	Combined Group Contracting Co. SAK	324,825	991,241
*	First Investment Co. KSCP	563,353	235,882
	Gulf Bank KSCP	10,500,624	11,943,459
	Gulf Cables & Electrical Industries Group Co. KSCP	205,156	1,110,166
	Heavy Engineering & Ship Building Co. KSCP, Class B	145,312	316,457
	Integrated Holding Co. KCSC	332,490	452,008
	KAMCO Investment Co. KSC	169,177	111,647
	Kuwait Cement Co. KSC	165,971	211,644
	Kuwait Financial Centre SAK	81,754	35,219
	Kuwait International Bank KSCP	4,938,922	4,073,461
	Kuwait Investment Co. SAK	429,841	255,265
	Mezzan Holding Co. KSCC	161,021	565,966
	Mobile Telecommunications Co. KSCP	8,618,229	16,645,466
	Munshaat Real Estate Projects Co. KSCP	33,808	24,420
	National Bank of Kuwait SAKP	2,309,166	6,409,585
*	National Consumer Holding Co. SAK	1,037,778	330,637
	National Industries Co. KSC	264,992	232,373

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
	National Industries Group Holding SAK	6,624,807	$4,880,239
	National Investments Co. KSCP	2,103,364	1,745,677
	Oula Fuel Marketing Co.	279,237	289,121
	Specialities Group Holding Co. KSCC, Class C	473,442	414,407
	Warba Bank KSCP	11,650,151	10,527,760
TOTAL KUWAIT			81,084,236
MALAYSIA — (1.3%)
#	Aeon Co. M Bhd.	2,063,100	530,021
	AEON Credit Service M Bhd.	189,800	260,385
#	AFFIN Bank Bhd.	8,266,744	4,473,794
	Alliance Bank Malaysia Bhd.	5,503,964	6,413,347
	Allianz Malaysia Bhd.	122,200	627,289
	AMMB Holdings Bhd. (AMM MK)	7,834,962	12,976,465
	Axiata Group Bhd.	5,552,500	2,697,731
#	Bank Islam Malaysia Bhd.	1,714,407	892,811
	Batu Kawan Bhd.	1,621,150	8,336,897
#*	Berjaya Corp. Bhd.	13,034,214	799,742
#*	Berjaya Property Bhd.	5,491,800	343,166
*	Bumi Armada Bhd.	1,184,400	103,378
	Cahya Mata Sarawak Bhd.	1,123,200	288,887
#	CIMB Group Holdings Bhd.	18,673,856	36,062,719
#	Dayang Enterprise Holdings Bhd.	1,285,700	504,017
#	DRB-Hicom Bhd.	3,558,500	851,973
	Eastern & Oriental Bhd.	1,789,500	327,767
	Eco World Development Group Bhd.	2,973,400	1,499,585
#	Genting Bhd.	6,802,700	3,528,351
	Genting Malaysia Bhd.	8,857,000	3,787,244
	Genting Plantations Bhd.	229,600	323,687
	Guan Chong Bhd.	1,662,200	486,269
#	HAP Seng Consolidated Bhd.	474,582	321,862
#	Hartalega Holdings Bhd.	4,255,400	1,061,950
#	Hibiscus Petroleum Bhd.	1,772,400	844,382
#	Hong Leong Financial Group Bhd.	1,248,434	5,657,467
	IGB Bhd.	4,533,444	2,599,946
	IJM Corp. Bhd.	9,738,718	5,723,463
		Shares	Value»
MALAYSIA — (Continued)
	Insas Bhd.	1,425,000	$313,769
#	IOI Properties Group Bhd.	5,148,525	4,774,171
#	Jaya Tiasa Holdings Bhd.	2,431,633	666,546
	Keck Seng Malaysia Bhd.	740,900	941,135
#	Kossan Rubber Industries Bhd.	2,862,700	734,817
#	KSL Holdings Bhd.	1,433,065	1,016,359
	Kumpulan Fima Bhd.	552,500	377,286
#	LBS Bina Group Bhd.	3,176,734	330,156
#	Leong Hup International Bhd.	2,514,500	473,226
#	Magnum Bhd.	2,991,545	914,277
	Mah Sing Group Bhd.	5,996,562	1,524,817
#	Malayan Cement Bhd.	266,200	422,535
#	Malayan Flour Mills Bhd.	2,866,575	449,379
#	Matrix Concepts Holdings Bhd.	3,005,725	888,730
#	MBM Resources Bhd.	796,103	917,976
#	MBSB Bhd.	7,846,043	1,219,699
	Mega First Corp. Bhd.	1,067,900	781,561
	MISC Bhd.	4,074,104	7,962,672
#	MKH Bhd.	1,443,578	691,976
	MKH Oil Palm East Kalimantan Bhd.	268,982	43,064
#	MNRB Holdings Bhd.	2,006,779	1,319,174
#	Muhibbah Engineering M Bhd.	1,592,900	200,691
	Oriental Holdings Bhd.	2,554,379	4,295,763
	OSK Holdings Bhd.	9,067,808	4,389,476
#	Pantech Group Holdings Bhd.	2,076,194	327,770
#	Paramount Corp. Bhd.	1,435,655	355,355
	Perak Transit Bhd.	2,001,500	83,164
#	Petron Malaysia Refining & Marketing Bhd.	195,900	162,072
	Petronas Chemicals Group Bhd.	2,981,200	3,496,540
#	PPB Group Bhd.	1,925,439	4,423,562
	RHB Bank Bhd.	7,326,108	15,323,089
#	Sarawak Oil Palms Bhd.	1,269,900	1,585,614
	Scientex Bhd.	71,800	65,048
	Sime Darby Bhd.	11,631,500	6,142,781
#	Sime Darby Property Bhd.	7,298,800	2,405,359
#	SKP Resources Bhd.	245,400	19,237
	SP Setia Bhd. Group	94,173	21,418

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Suria Capital Holdings Bhd.	793,880	$244,020
#	Syarikat Takaful Malaysia Keluarga Bhd.	36,200	28,354
#	Ta Ann Holdings Bhd.	934,526	1,303,446
#	Top Glove Corp. Bhd.	10,208,600	1,661,502
#*	Tropicana Corp. Bhd.	2,392,261	709,514
#	TSH Resources Bhd.	807,000	230,929
	UEM Sunrise Bhd.	693,045	99,981
	United Malacca Bhd.	740,500	1,065,316
#	UOA Development Bhd.	8,826,500	3,674,435
*	Vantris Energy Bhd.	1,985,485	163,604
	Velesto Energy Bhd.	16,939,628	1,033,883
*	WCT Holdings Bhd.	416,124	40,118
#	Yinson Holdings Bhd.	1,654,525	789,007
	YTL Corp. Bhd.	3,741,060	1,772,246
#	Zetrix Ai Bhd.	6,079,900	1,106,133
TOTAL MALAYSIA			186,307,347
MEXICO — (2.3%)
*	Alpek SAB de CV	8,406,242	6,246,620
Ω	Banco del Bajio SA	1,665,034	5,532,648
	Cemex SAB de CV (CEMEXCPO MM)	4,497,186	5,333,422
	Cemex SAB de CV (CX US), Sponsored ADR	3,267,721	38,624,456
	Controladora AXTEL SAB de CV	23,823,748	1,202,226
	Corp. Actinver SAB de CV	88,518	109,884
	Corp. Interamericana de Entretenimiento SAB de CV, Class B	814,543	1,489,688
	Cydsa SAB de CV	5,874	8,140
*	Dine SAB de CV	993,273	1,147,000
	El Puerto de Liverpool SAB de CV, Class C1	484,979	2,910,238
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	368,705	4,724,967
#	GCC SAB de CV	450,319	5,172,318
#	Genomma Lab Internacional SAB de CV, Class B	1,972,925	1,671,111
	Gentera SAB de CV	3,390,281	7,871,082
#	Grupo Bimbo SAB de CV	717,260	2,570,946
#	Grupo Carso SAB de CV	1,989,141	16,961,017
	Grupo Comercial Chedraui SA de CV	465,034	2,422,435
		Shares	Value»
MEXICO — (Continued)
	Grupo Financiero Banorte SAB de CV, Class O	3,710,530	$42,770,882
#	Grupo Financiero Inbursa SAB de CV, Class O	5,380,795	13,865,578
	Grupo Gigante SAB de CV	471,076	788,776
	Grupo Industrial Saltillo SAB de CV	1,263,366	886,278
	Grupo Mexico SAB de CV	3,058,572	36,783,392
	Grupo Posadas SAB de CV	71,236	115,988
#*	Grupo Simec SAB de CV (SIMECB MM)	689,708	6,948,451
*	Grupo Televisa SAB (TLEVICPO MM)	10,372	5,863
*	Industrias CH SAB de CV	1,680,313	14,261,244
	Industrias Penoles SAB de CV	505,357	23,236,297
	KUO SAB de CV	1,904,343	5,167,824
#	La Comer SAB de CV	2,580,660	5,098,887
	Megacable Holdings SAB de CV	1,744,873	5,890,628
#*	Minera Frisco SAB de CV, Class A1	4,888,469	3,861,212
*Ω	Nemak SAB de CV	8,204,661	1,383,274
	Operadora De Sites Mexicanos SAB de CV, Class A-1	12,920	12,898
*	Orbia Advance Corp. SAB de CV	1,650,815	2,334,274
	Organizacion Cultiba SAB de CV	106,882	72,913
#	Organizacion Soriana SAB de CV, Class B	13,553,166	23,155,298
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	574,258	9,099,533
	Regional SAB de CV	259,183	2,132,784
#	Sigma Foods SAB de CV	26,730,306	27,209,521
*	Vitro SAB de CV	733,025	206,963
TOTAL MEXICO			329,286,956
PHILIPPINES — (0.4%)
*††	ACR Mining Corp.	105,455	0
	Alliance Global Group, Inc.	8,949,406	1,257,160

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
*	Atlas Consolidated Mining & Development Corp.	1,194,600	$260,934
	Ayala Corp.	269,590	2,251,932
	Ayala Land, Inc.	9,458,400	2,605,276
	BDO Unibank, Inc.	1,523,371	3,088,071
	Belle Corp.	4,041,000	81,282
	China Banking Corp.	7,394,692	6,414,012
	Cosco Capital, Inc.	5,754,100	779,563
	DMCI Holdings, Inc.	8,632,800	1,029,165
	East West Banking Corp.	1,459,100	281,462
	Filinvest Land, Inc.	40,964,978	462,244
	First Philippine Holdings Corp.	3,175,100	4,819,653
	GT Capital Holdings, Inc.	187,617	1,485,125
	JG Summit Holdings, Inc.	6,181,757	2,238,235
	LT Group, Inc.	5,996,100	1,434,443
	Megaworld Corp.	46,669,300	1,689,439
	Metropolitan Bank & Trust Co.	6,424,472	6,879,852
	Petron Corp.	7,767,900	306,540
	Philcomsat Holdings Corp.	497,957	976,067
	Philex Mining Corp.	2,258,800	333,846
	Philippine National Bank	2,767,885	2,816,052
*††	Philippine National Construction Corp.	398,900	0
	Philippine Savings Bank	1,604,709	1,378,880
*††	Philtown Properties, Inc.	6,701	0
*††	Phoenix Petroleum Philippines, Inc.	1,259,500	16,047
	Puregold Price Club, Inc.	1,902,800	1,275,321
	RFM Corp.	762,400	67,286
	Rizal Commercial Banking Corp.	4,608,906	1,719,091
	Robinsons Land Corp.	11,814,608	3,297,175
	San Miguel Corp.	3,553,086	3,884,128
	Security Bank Corp.	1,298,264	1,430,775
	SM Investments Corp.	7,210	69,834
*	Top Frontier Investment Holdings, Inc.	352,912	305,150
	Union Bank of the Philippines	5,794,030	2,374,269
	Vista Land & Lifescapes, Inc.	11,841,968	185,696
TOTAL PHILIPPINES			57,494,005
		Shares	Value»
POLAND — (1.4%)
	Agora SA	187,785	$436,955
	Alior Bank SA	447,982	16,531,211
	Asseco Poland SA	55,762	2,986,490
	Bank Handlowy w Warszawie SA	1,998	65,166
#*	Boryszew SA	290,767	387,859
#*	Cyfrowy Polsat SA	340,761	1,556,192
	Develia SA	611,832	1,730,030
	Enea SA	1,487,673	7,825,634
	Inter Cars SA	557	139,383
	KGHM Polska Miedz SA	451,123	37,395,557
#	Mirbud SA	39,670	128,338
	ORLEN SA	2,718,241	107,863,318
*	PGE Polska Grupa Energetyczna SA	2,425,299	6,554,816
*	PKP Cargo SA	43,828	120,104
	Powszechny Zaklad Ubezpieczen SA	31,586	601,512
	Stalexport Autostrady SA	147,487	71,416
	Tauron Polska Energia SA	6,290,894	15,193,757
TOTAL POLAND			199,587,738
QATAR — (0.5%)
	Aamal Co.	7,894,295	1,522,118
	Al Khaleej Takaful Group QSC	713,723	565,126
	Al Rayan Bank	12,053,302	6,585,264
	Alijarah Holding Co. QPSC	1,309,094	244,487
*	Baladna	3,012,248	1,017,376
	Barwa Real Estate Co.	6,217,068	3,980,194
	Commercial Bank PSQC	9,004,733	10,172,170
	Doha Bank QPSC	9,287,581	7,384,675
	Doha Insurance Co. QSC	63,045	50,296
*	Estithmar Holding QPSC	538,614	623,325
	Gulf International Services QSC	5,507,630	2,750,952
	Gulf Warehousing Co.	752,955	484,184
	Lesha Bank LLC	385,167	295,699
*	Mazaya Real Estate Development QPSC	1,929,068	292,003
	Medicare Group	896,060	1,352,473
	Mesaieed Petrochemical Holding Co.	8,043,030	2,418,354
	Ooredoo QPSC	3,454,973	11,865,712
	Qatar Aluminum Manufacturing Co.	879,119	342,945

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Qatar Fuel QSC	368,942	$1,407,379
	Qatar Insurance Co. SAQ	2,369,742	1,249,444
	Qatar National Cement Co. QSC	827,543	617,419
	Qatar Navigation QSC	2,435,486	6,618,682
	Salam International Investment Ltd. QSC	5,523,236	1,117,593
	United Development Co. QSC	4,959,548	1,086,894
	Vodafone Qatar PQSC	3,437,520	2,442,385
TOTAL QATAR			66,487,149
RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZD LI), Sponsored ADR	9,630,257	0
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	18,140	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	3,296	0
*††	RusHydro PJSC (HYDR LI), ADR	4,402,355	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	31,829	0
*††	VTB Bank PJSC (VTBR LI), GDR	5,107,496	0
SAUDI ARABIA — (2.3%)
	Ades Holding Co.	168,480	747,890
*	Advanced Petrochemical Co.	10,952	64,223
	Al Babtain Power & Telecommunication Co.	103,077	1,453,996
	Al Hammadi Holding	23,950	165,571
*	Al Hassan Ghazi Ibrahim Shaker Co.	133,849	464,216
	Al Jouf Agricultural Development Co.	53,938	595,398
	Alaseel Co.	161,001	152,628
	AlJazira Takaful Ta'awuni Co.	80,679	259,316
*	Allianz Saudi Fransi Cooperative Insurance Co.	55,638	182,929
	Almarai Co. JSC	217,674	2,687,642
	Amlak International Finance Co.	26,537	60,632
		Shares	Value»
SAUDI ARABIA — (Continued)
	Arab National Bank	3,318,001	$19,200,153
	Arabian Cement Co.	233,126	1,374,858
*	Arabian Drilling Co.	99,553	2,139,793
	Arabian Pipes Co.	246,477	405,980
	Arriyadh Development Co.	103,213	445,463
	Bank Al-Jazira	2,485,865	8,058,097
	Banque Saudi Fransi	3,947,916	20,819,862
*	Basic Chemical Industries Ltd.	58,779	354,068
*	Bawan Co.	4,179	37,984
	City Cement Co.	33,182	89,282
*	Dar Al Arkan Real Estate Development Co.	2,573,383	12,620,139
	Eastern Province Cement Co.	147,789	1,002,118
*	Emaar Economic City	69,692	175,330
	Etihad Etisalat Co.	1,449,317	24,015,824
	Gulf Insurance Group	16,967	143,999
*	Herfy Food Services Co.	16,064	58,661
*	Jabal Omar Development Co.	288,474	1,231,107
*	Lumi Rental Co.	5,748	43,062
	Middle East Healthcare Co.	96,024	764,566
*	Middle East Paper Co.	5,336	22,594
	Middle East Specialized Cables Co.	45,017	370,175
*	Mobile Telecommunications Co. Saudi Arabia	1,973,540	5,445,727
*	Najran Cement Co.	117,462	171,512
*	National Agriculture Development Co.	274,950	1,030,008
	National Co. for Glass Industries	30,391	293,838
	Nayifat Finance Co.	118,071	293,628
	Northern Region Cement Co.	260,646	444,282
	Qassim Cement Co.	16,350	188,053
*	Rabigh Refining & Petrochemical Co.	1,278,654	5,076,316
	Riyad Bank	2,096,320	11,370,148
	Riyadh Cement Co.	90,520	503,897
	SABIC Agri-Nutrients Co.	77,396	2,540,720
	Sahara International Petrochemical Co.	1,301,703	4,419,304
	Saudi Awwal Bank	3,951,953	35,707,980
	Saudi Basic Industries Corp.	1,499,480	19,856,537
	Saudi Ceramic Co.	178,072	1,140,712

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Chemical Co. Holding	677,493	$1,462,079
	Saudi Industrial Investment Group	37,733	120,234
	Saudi Investment Bank	2,290,256	8,482,302
*	Saudi Kayan Petrochemical Co.	269,713	359,612
*	Saudi Marketing Co.	49,832	165,067
	Saudi National Bank	9,151,089	95,760,760
*	Saudi Public Transport Co.	77,144	225,783
	Saudi Telecom Co.	1,816,219	20,881,085
	Savola Group	207,058	1,437,868
*	Seera Group Holding	843,376	4,565,533
*	Sinad Holding Co.	209,045	449,263
	Southern Province Cement Co.	38,104	188,732
	Sumou Real Estate Co.	9,486	64,323
	Sustained Infrastructure Holding Co.	204,407	1,951,332
	Tabuk Cement Co.	96,957	191,594
	Tanmiah Food Co.	5,202	74,764
	Theeb Rent A Car Co.	17,176	101,358
*	Umm Al-Qura Cement Co.	31,324	111,520
	United International Transportation Co.	119,605	884,389
*	Wataniya Insurance Co.	36,278	108,465
	Yamama Cement Co.	538,960	3,249,970
	Yanbu Cement Co.	143,821	572,354
	Yanbu National Petrochemical Co.	724,241	5,926,487
TOTAL SAUDI ARABIA			336,025,092
SOUTH AFRICA — (2.8%)
	Absa Group Ltd.	2,859,706	39,414,935
	AECI Ltd.	465,920	3,522,266
	African Rainbow Minerals Ltd.	386,212	3,951,981
#	Alexander Forbes Group Holdings Ltd.	699,133	307,989
	Altron Ltd., Class A	155,778	270,634
	Aspen Pharmacare Holdings Ltd.	399,623	3,608,110
	Astral Foods Ltd.	175,484	2,257,268
	Bidvest Group Ltd.	244,864	3,673,978
#	Blu Label Unlimited Group Ltd.	1,372,641	723,632
#*	Brait PLC	9,788,666	1,356,125
		Shares	Value»
SOUTH AFRICA — (Continued)
	Caxton & CTP Publishers & Printers Ltd.	558,806	$405,797
#	DataTec Ltd.	3,664,437	18,808,137
	Exxaro Resources Ltd.	883,630	10,914,564
	Foschini Group Ltd.	941,256	3,238,935
	Grindrod Ltd.	627,485	1,014,902
	Hudaco Industries Ltd.	154,136	1,797,212
	Impala Platinum Holdings Ltd.	2,433,969	26,545,329
	Investec Ltd.	391,441	3,386,200
*	KAP Ltd.	5,060,467	821,709
	Kumba Iron Ore Ltd.	37,854	600,833
	Lewis Group Ltd.	491,077	2,644,524
	Life Healthcare Group Holdings Ltd.	1,675,286	1,147,721
	Merafe Resources Ltd.	3,474,365	280,490
*	Metair Investments Ltd.	741,679	222,876
	Momentum Group Ltd.	5,684,452	14,153,307
	Motus Holdings Ltd.	695,268	4,427,377
	Mpact Ltd.	1,493,018	1,611,195
	MTN Group Ltd.	5,967,452	73,978,902
	Naspers Ltd., Class N	566,957	29,789,411
	Nedbank Group Ltd.	1,601,161	27,084,575
	Netcare Ltd.	4,590,704	5,258,795
	Northam Platinum Holdings Ltd.	203,103	2,908,216
	Oceana Group Ltd.	287,628	1,270,243
	Old Mutual Ltd. (OMU SJ)	5,602,660	4,532,035
	Omnia Holdings Ltd.	1,095,565	6,978,495
Ω	Pepkor Holdings Ltd.	8,388,021	10,796,229
*	Pick n Pay Stores Ltd.	715,905	824,792
	PPC Ltd.	5,267,643	2,377,480
	Raubex Group Ltd.	1,103,796	2,901,785
	RCL Foods Ltd.	159,113	78,122
	Reunert Ltd.	587,044	2,079,799
	Sanlam Ltd.	1,172,999	6,245,006
*	Sappi Ltd.	1,558,975	1,123,076
*	Sasol Ltd. (SOL SJ)	752,666	8,919,398
	Sibanye Stillwater Ltd. (SSW SJ)	109,614	236,899
	Southern Sun Ltd.	865,981	534,388
	Standard Bank Group Ltd.	2,767,483	55,106,183
*	Super Group Ltd.	1,300,939	1,496,522
	Telkom SA SOC Ltd.	1,066,184	3,521,095
#	Thungela Resources Ltd. (TGA SJ)	468,911	2,881,215
	Truworths International Ltd.	41,503	133,664

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
#	Wilson Bayly Holmes-Ovcon Ltd.	84,767	$810,229
	Zeda Ltd.	737,511	707,164
TOTAL SOUTH AFRICA			403,681,744
SOUTH KOREA — (18.5%)
	ABOV Semiconductor Co. Ltd.	13,237	59,714
	Actro Co. Ltd.	981	4,667
#*	ADTechnology Co. Ltd.	15,740	284,364
#	Advanced Nano Products Co. Ltd.	16,829	461,887
	Advanced Process Systems Corp.	34,708	432,927
#	Aekyung Chemical Co. Ltd.	33,057	189,725
	Aekyung Industrial Co. Ltd.	5,289	41,820
*	Agabang & Co.	28,677	89,174
#	Ahnlab, Inc.	11,171	411,467
	AJ Networks Co. Ltd.	35,079	105,247
	Ajin Industrial Co. Ltd.	118,194	207,411
#*	ALUKO Co. Ltd.	105,502	118,002
#	Amorepacific Corp.	60,648	5,468,926
#	Amorepacific Holdings Corp.	33,168	588,972
#*	Amotech Co. Ltd.	23,323	223,501
*	Ananti, Inc.	16,770	41,763
	Anapass, Inc.	1,256	10,875
*	APS Innovation Co. Ltd.	9,306	18,192
#	Asia Cement Co. Ltd.	85,939	535,418
#	ASIA Holdings Co. Ltd.	4,148	559,532
#	Asia Paper Manufacturing Co. Ltd.	115,900	589,837
	Avaco Co. Ltd.	15,151	108,444
	BGF Co. Ltd.	45,739	127,904
#	BGF retail Co. Ltd.	27,659	2,397,268
	BH Co. Ltd.	123,346	1,278,255
#	Binggrae Co. Ltd.	14,502	685,461
	Bio Plus Co. Ltd.	87,251	213,255
*	Bioneer Corp.	23,045	101,038
	BNC Korea, Inc.	72,780	120,507
	BNK Financial Group, Inc.	867,778	9,094,982
	Boditech Med, Inc.	20,884	168,248
#	Bookook Securities Co. Ltd.	12,625	452,822
	Boryung	71,313	408,477
#	Bukwang Pharmaceutical Co. Ltd.	241,772	669,477
	BYC Co. Ltd.	7,520	166,483
		Shares	Value»
SOUTH KOREA — (Continued)
	C&G Hi Tech Co. Ltd.	11,676	$96,593
#*	Cafe24 Corp.	23,057	271,363
	Cape Industries Ltd.	25,431	140,709
	Celltrion, Inc.	270,085	34,806,388
	Cheil Electric Co. Ltd.	1,824	8,023
#	Cheil Worldwide, Inc.	211,067	2,787,872
	Chemtronics Co. Ltd.	29,057	386,263
#	Cheryong Electric Co. Ltd.	29,725	849,365
	Cheryong Industrial Co. Ltd.	11,277	46,664
#	Chong Kun Dang Pharmaceutical Corp.	19,672	918,008
#*	CJ CGV Co. Ltd.	230,012	865,874
#	CJ CheilJedang Corp.	6,852	911,025
#	CJ Corp.	61,305	5,498,689
*	CJ ENM Co. Ltd.	5,826	127,485
#	CJ Freshway Corp.	18,890	295,593
	CJ Logistics Corp.	5,688	293,764
	CLIO Cosmetics Co. Ltd.	8,399	63,147
*	ContentreeJoongAng Corp.	918	1,077
#	Cosmax, Inc.	19,052	2,446,625
#	Cosmecca Korea Co. Ltd.	10,148	557,508
	Coway Co. Ltd.	86,779	5,497,789
	CR Holdings Co. Ltd.	47,163	152,361
#	CS Wind Corp.	100,844	2,625,111
	Cuckoo Holdings Co. Ltd.	16,248	297,877
	Cuckoo Homesys Co. Ltd.	13,002	195,255
*	Curexo, Inc.	8,538	49,440
	Cymechs, Inc.	11,741	242,486
#	Dae Won Kang Up Co. Ltd.	215,821	539,254
#*	Daea TI Co. Ltd.	86,572	143,037
#	Daechang Forging Co. Ltd.	28,870	114,768
#	Daedong Corp.	57,366	253,431
#	Daeduck Co. Ltd.	60,679	574,552
#	Daehan Flour Mill Co. Ltd.	38,600	304,059
	Daehan Steel Co. Ltd.	89,217	498,050
*	DaeMyoung Energy Co. Ltd.	3,602	30,889
	Daesang Corp.	30,691	378,921
#	Daesang Holdings Co. Ltd.	54,576	284,917
#	Daesung Industrial Co. Ltd.	25,067	70,809
	Daewon San Up Co. Ltd.	30,729	241,543

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Daewoo Engineering & Construction Co. Ltd.	766,150	$6,573,972
#	Daewoong Co. Ltd.	52,064	591,250
	Daewoong Pharmaceutical Co. Ltd.	2,383	189,122
*††	Dahaam E-Tec Co. Ltd.	3,535	0
	Daihan Pharmaceutical Co. Ltd.	5,059	93,722
	Daishin Securities Co. Ltd.	105,788	1,886,563
#	Daol Investment & Securities Co. Ltd.	180,886	429,451
#	Daou Data Corp.	48,882	632,630
	Daou Technology, Inc.	127,002	3,236,316
	Dasan Networks, Inc.	10,816	16,454
#	DB HiTek Co. Ltd.	126,964	7,209,530
#	DB Insurance Co. Ltd.	87,724	9,499,596
	DB Securities Co. Ltd.	140,290	865,785
*	DB, Inc.	212,244	209,548
#	Dear U Co. Ltd.	15,038	207,176
#	Dentium Co. Ltd.	16,035	428,997
	Deutsch Motors, Inc.	3,966	10,589
	Device Co. Ltd.	14,281	111,915
	DI Dong Il Corp.	21,338	349,779
*	DIO Corp.	8,874	75,515
	DIT Corp.	21,233	217,760
#*	DK Tech Co. Ltd.	33,413	398,131
	DL E&C Co. Ltd.	150,996	6,038,878
#*	DL Holdings Co. Ltd.	51,416	1,533,709
††	DMS Co. Ltd.	43,518	247,775
#	DN Automotive Corp.	81,482	2,264,271
	DNF Co. Ltd.	7,073	60,497
	Dohwa Engineering Co. Ltd.	2,754	9,390
	Dong-A Socio Holdings Co. Ltd.	4,871	299,437
	Dong-Ah Geological Engineering Co. Ltd.	1,189	14,393
	Dongbang Transport Logistics Co. Ltd.	43,668	54,506
	Dongjin Semichem Co. Ltd.	98,915	2,639,063
	Dongkoo Bio & Pharma Co. Ltd.	18,709	50,187
#	DongKook Pharmaceutical Co. Ltd.	109,964	1,341,380
	Dongkuk CM Co. Ltd.	79,841	284,775
		Shares	Value»
SOUTH KOREA — (Continued)
*	Dongkuk Holdings Co. Ltd.	306,630	$367,685
	Dongkuk Industries Co. Ltd.	9,697	15,610
#	Dongkuk Steel Mill Co. Ltd.	177,472	1,108,052
#	Dongsuh Cos., Inc.	41,237	732,702
	Dongsung Chemical Co. Ltd.	11,415	28,465
#	Dongsung Finetec Co. Ltd.	47,802	523,459
*	Dongwha Enterprise Co. Ltd.	19,607	76,074
	Dongwha Pharm Co. Ltd.	3,198	10,485
	Dongwon Industries Co. Ltd.	6,926	170,729
	Dongwon Systems Corp.	2,807	40,323
	Dongyang E&P, Inc.	28,974	399,801
#	Doosan Bobcat, Inc.	233,044	9,593,624
#	DoubleUGames Co. Ltd.	23,826	997,389
*	Dream Security Co. Ltd.	44,782	52,733
	Dreamtech Co. Ltd.	29,957	87,053
	DS Dansuk Co. Ltd.	15,494	120,585
#*	Duk San Neolux Co. Ltd.	39,372	816,843
*	Duksan Hi-Metal Co. Ltd.	48,118	286,940
	DY POWER Corp.	18,951	142,133
	Easy Bio, Inc.	6,734	28,863
	Easy Holdings Co. Ltd.	90,115	260,129
*	Eco&Dream Co. Ltd.	5,352	23,550
	Ecoplastic Corp.	30,692	39,407
	Elentec Co. Ltd.	18,116	84,455
#	E-MART, Inc.	7,288	401,140
#	ENF Technology Co. Ltd.	16,159	460,217
*	Eubiologics Co. Ltd.	15,473	85,853
#	Eugene Investment & Securities Co. Ltd.	284,291	814,040
	Eusu Holdings Co. Ltd.	32,824	139,947
	Exem Co. Ltd.	84,921	80,785
	Exicon Co. Ltd.	16,788	148,794
#	F&F Co. Ltd.	36,897	2,071,331
	F&F Holdings Co. Ltd.	3,441	34,949
#*	Fidelix Co. Ltd.	51,897	123,379
#*	Fine Semitech Corp.	22,281	281,373
	Finger, Inc.	5,852	30,929
#*	Foosung Co. Ltd.	67,347	414,120
	Fursys, Inc.	20,360	359,430
	G2Power Co. Ltd.	6,378	29,165
	Gabia, Inc.	7,763	254,343

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	GAEASOFT	10,656	$58,590
	GAMSUNG Corp. Co. Ltd.	61,179	175,516
#	GC Biopharma Corp.	20,986	1,693,738
	GC Corp.	30,470	198,485
	GC MediAI Corp.	40,485	81,780
	Geumhwa PSC Co. Ltd.	3,436	76,840
	Global Standard Technology Co. Ltd.	33,467	959,457
	GnBS eco Co. Ltd.	75,183	219,553
#	GnCenergy Co. Ltd.	5,429	136,388
	GOLFZON Co. Ltd.	9,391	257,490
#	Grand Korea Leisure Co. Ltd.	72,517	473,788
*	Green Resource Co. Ltd.	11,775	50,618
#	GS Engineering & Construction Corp.	139,087	2,210,913
#	GS Global Corp.	230,141	402,346
	GS Holdings Corp. (078930 KS)	191,161	11,826,919
#	GS P&L Co. Ltd.	28,396	693,950
	GS Retail Co. Ltd.	28,890	495,088
	Gwangju Shinsegae Co. Ltd.	14,145	373,023
#	HAESUNG DS Co. Ltd.	39,526	1,290,918
	Han Kuk Carbon Co. Ltd.	100,103	1,493,236
	Hana Financial Group, Inc.	1,077,892	93,171,895
#	Hana Materials, Inc.	29,136	1,036,156
	Hana Tour Service, Inc.	1,190	25,189
	Hancom, Inc.	2,898	34,356
	Handsome Co. Ltd.	43,904	601,427
#	Hanil Cement Co. Ltd.	47,275	459,492
	Hanil Holdings Co. Ltd.	81,808	1,021,148
#	Hanjin Kal Corp.	10,081	770,324
#	Hanjin Logistics Corp.	24,843	259,583
*	HanJung Natural Connectivity System Co. Ltd.	11,462	225,681
#	Hankook Tire & Technology Co. Ltd.	280,055	13,046,499
	Hanla IMS Co. Ltd.	756	9,054
	Hanmi Pharm Co. Ltd.	666	153,529
#	Hanmi Science Co. Ltd.	19,539	484,956
#	HanmiGlobal Co. Ltd.	24,384	266,349
		Shares	Value»
SOUTH KOREA — (Continued)
	Hannong Chemicals, Inc.	10,539	$82,291
#*	Hanon Systems	1,411,059	3,196,274
	Hansae Co. Ltd.	22,975	146,314
	Hanshin Construction Co. Ltd.	10,048	66,671
#	Hansol Chemical Co. Ltd.	6,747	959,355
	Hansol Holdings Co. Ltd.	12,008	26,091
#*	Hansol IONES Co. Ltd.	47,546	276,876
#	Hansol Technics Co. Ltd.	129,737	620,100
#*	Hanssem Co. Ltd.	15,222	413,005
	Hanwha Corp.	23,636	1,389,280
#*	Hanwha Galleria Corp.	68,751	88,609
#*	Hanwha General Insurance Co. Ltd.	203,565	800,061
#*	Hanwha Investment & Securities Co. Ltd.	365,329	1,037,508
#*	Hanwha Life Insurance Co. Ltd.	1,080,037	3,266,062
#*	Hanwha Solutions Corp.	344,054	6,055,895
#	Hanwha Systems Co. Ltd.	33,061	1,447,946
#*	Hanwha Vision Co. Ltd.	21,378	607,288
#*	Hanyang Digitech Co. Ltd.	28,868	351,981
*	Hanyang Eng Co. Ltd.	48,501	998,111
	Hanyang Securities Co. Ltd.	49,973	679,158
#	Harim Co. Ltd.	118,345	219,743
#	Harim Holdings Co. Ltd.	132,604	879,892
	HB SOLUTION Co. Ltd.	118,924	131,792
#	HB Technology Co. Ltd.	119,397	148,839
#	HD Construction Equipment Co. Ltd.	132,653	11,316,711
	HD Hyundai Co. Ltd.	133,794	18,371,856
*	HD Hyundai Energy Solutions Co. Ltd.	640	49,714
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	64,655	17,169,773
#	HDC Holdings Co. Ltd.	50,546	699,395
#	Hecto Financial Co. Ltd.	11,564	131,605

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hecto Innovation Co. Ltd.	14,088	$134,480
#*	HFR, Inc.	14,451	143,725
	High Tech Pharm Co. Ltd.	1,082	8,093
#	Hite Jinro Co. Ltd.	89,655	962,260
#*	HJ Shipbuilding & Construction Co. Ltd.	64,210	699,873
	HK inno N Corp.	71,573	1,795,032
	HL Holdings Corp.	8,940	233,532
#	HL Mando Co. Ltd.	186,618	5,733,982
	HMM Co. Ltd.	769,554	11,213,295
*	Hotel Shilla Co. Ltd.	86,388	2,609,037
#	HS Hyosung Advanced Materials Corp.	7,454	832,323
	HS Hyosung Corp.	1,597	49,635
#*	Hugel, Inc.	17,191	2,772,500
	Humedix Co. Ltd.	3,879	64,987
	Huons Co. Ltd.	16,511	281,368
*	Husteel Co. Ltd.	44,962	109,880
#	Hwa Shin Co. Ltd.	74,932	369,606
	Hwaseung Enterprise Co. Ltd.	15,149	32,264
#	HYBE Co. Ltd.	57,820	6,768,476
	Hy-Lok Corp.	38,182	838,495
#	Hyosung Corp.	18,501	1,839,879
#	Hyosung TNC Corp.	5,699	1,213,408
#	Hyundai BNG Steel Co. Ltd.	23,894	182,006
#	HYUNDAI Corp.	31,431	557,712
#	Hyundai Department Store Co. Ltd.	57,047	4,659,990
#	Hyundai Elevator Co. Ltd.	37,466	1,753,384
#	Hyundai Engineering & Construction Co. Ltd.	233,183	15,108,983
	HYUNDAI EVERDIGM Corp.	12,878	52,442
	Hyundai Futurenet Co. Ltd.	68,828	141,957
#	Hyundai GF Holdings	120,276	974,555
	Hyundai Glovis Co. Ltd.	127,161	17,439,546
	Hyundai Green Food	42,596	537,359
	Hyundai Hyms Co. Ltd.	4,555	43,471
#*	Hyundai Marine & Fire Insurance Co. Ltd.	201,491	5,359,595
	Hyundai Mobis Co. Ltd.	120,110	38,844,282
#	Hyundai Motor Co.	470,934	124,777,209
#	Hyundai Motor Securities Co. Ltd.	62,594	325,286
		Shares	Value»
SOUTH KOREA — (Continued)
#	Hyundai Pharmaceutical Co. Ltd.	33,007	$123,652
#	Hyundai Steel Co.	332,739	6,042,591
#	Hyundai Wia Corp.	77,757	3,120,420
	HyVision System, Inc.	9,935	67,748
#	i3system, Inc.	4,963	204,252
	iFamilySC Co. Ltd.	4,490	23,667
#	Il Dong Pharmaceutical Co. Ltd.	43,951	419,778
	Iljin Holdings Co. Ltd.	73,029	287,554
#	Iljin Power Co. Ltd.	25,790	191,083
	Ilshin Spinning Co. Ltd.	52,768	384,027
#	iM Financial Group Co. Ltd.	564,908	6,623,618
#	iMarketKorea, Inc.	68,217	345,216
	InBody Co. Ltd.	21,232	679,384
	Incar Financial Service Co. Ltd.	5,722	39,593
	Industrial Bank of Korea	982,569	14,087,047
	Infinitt Healthcare Co. Ltd.	3,345	18,636
	Innocean Worldwide, Inc.	43,142	573,869
#	Innox Advanced Materials Co. Ltd.	53,138	715,985
	Intellian Technologies, Inc.	6,671	265,709
*	Interflex Co. Ltd.	27,804	126,746
	Interojo Co. Ltd.	6,414	61,968
	INTOPS Co. Ltd.	41,391	489,795
#	IPARK Hyundai Development Co.	159,454	2,195,149
	IS Dongseo Co. Ltd.	38,509	482,233
	i-SENS, Inc.	26,878	312,261
#*	ITEK, Inc.	30,506	112,660
*	Jaeyoung Solutec Co. Ltd.	8,812	32,499
#*	Jahwa Electronics Co. Ltd.	47,693	723,622
#	JB Financial Group Co. Ltd.	490,101	8,938,528
*	Jeil Pharmaceutical Co. Ltd.	4,069	27,009
*	JETEMA Co. Ltd.	3,096	9,239
#	Jinsung T.E.C.	24,457	223,666
	JS Corp.	5,734	48,691
	JVM Co. Ltd.	12,424	205,580
	JW Holdings Corp.	9,019	23,651
	JW Life Science Corp.	7,180	55,993
	JW Pharmaceutical Corp.	28,289	460,926

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	JYP Entertainment Corp.	83,725	$2,520,265
	K Car Co. Ltd.	15,041	77,540
	Kakao Corp.	380,304	9,800,806
#	Kangnam Jevisco Co. Ltd.	39,626	338,248
#	Kangwon Land, Inc.	257,168	2,637,975
#	KB Financial Group, Inc. (KB US), ADR	1,702,821	200,626,254
#*	KBI Metal Co. Ltd.	163,044	411,324
	KC Co. Ltd.	34,136	662,174
#	KC Tech Co. Ltd.	13,018	613,995
#	KCC Corp.	17,742	4,670,277
	KCC Glass Corp.	10,949	168,042
	KCTC	37,124	98,177
#	KEPCO Plant Service & Engineering Co. Ltd.	36,256	1,131,083
#	KG Chemical Corp.	90,430	258,105
#	KG Dongbusteel	81,514	309,408
	KG Eco Solution Co. Ltd.	16,793	63,369
*	KG Mobility Corp.	32,410	63,795
	Kginicis Co. Ltd.	31,462	212,631
#	KH Vatec Co. Ltd.	60,308	404,145
	Kia Corp.	1,095,769	98,794,778
	KISCO Corp.	58,802	382,836
	KISCO Holdings Co. Ltd.	28,514	534,994
	KISWIRE Ltd.	63,149	738,751
	KIWOOM Securities Co. Ltd.	49,103	9,804,667
#*	KNJ Co. Ltd.	20,575	348,935
	Kolmar Holdings Co. Ltd.	5,216	32,577
	Kolmar Korea Co. Ltd.	55,735	3,688,981
	Kolon Corp.	3,107	49,704
#	Kolon Industries, Inc.	99,369	3,275,510
	KONA I Co. Ltd.	12,160	335,058
	Korea Airport Service Co. Ltd.	493	31,033
	Korea Alcohol Industrial Co. Ltd.	60,283	566,986
#	Korea Circuit Co. Ltd.	27,209	846,177
#	Korea Electric Terminal Co. Ltd.	32,237	1,384,868
	Korea Fuel-Tech Corp.	24,949	94,653
	Korea Information Certificate Authority, Inc.	38,179	113,782
	Korea Investment Holdings Co. Ltd.	150,350	21,225,473
#*	Korea Line Corp.	339,064	443,965
#	Korea Movenex Co. Ltd.	107,809	262,274
		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Petrochemical Ind Co. Ltd.	5,179	$305,390
	Korea Real Estate Investment & Trust Co. Ltd.	108,321	83,622
	Korea United Pharm, Inc.	16,171	202,523
#	Korea Zinc Co. Ltd.	5,078	3,462,496
	Korean Air Lines Co. Ltd.	772,023	13,677,092
	Korean Reinsurance Co.	771,847	7,415,896
	KPX Chemical Co. Ltd.	7,658	259,194
*	KPX Electrochem Co. Ltd.	10,070	62,707
#	Krafton, Inc.	67,468	11,401,791
	KSP Co. Ltd.	721	1,244
#	KSS LINE Ltd.	65,693	459,335
	KT&G Corp.	200,609	24,963,460
	Kumho Petrochemical Co. Ltd.	16,080	1,278,022
#*	Kumho Tire Co., Inc.	294,889	1,472,468
	KUMHOE&C Co. Ltd.	13,654	84,945
	Kwang Dong Pharmaceutical Co. Ltd.	71,215	299,633
#	Kyeryong Construction Industrial Co. Ltd.	31,954	404,982
#	Kyobo Securities Co. Ltd.	71,114	469,490
#	Kyung Dong Navien Co. Ltd.	15,721	694,926
#	Kyungbang Co. Ltd.	28,974	166,442
	Kyung-In Synthetic Corp.	34,000	67,181
	KZ Precision Corp.	31,617	256,206
#*	LB Semicon, Inc.	96,420	213,729
	Lee Ku Industrial Co. Ltd.	11,824	31,993
#	LF Corp.	54,314	845,428
	LG Chem Ltd.	30,300	5,366,672
#	LG Corp.	259,304	17,977,982
#*	LG Display Co. Ltd. (034220 KS)	249,512	1,569,781
#*	LG Display Co. Ltd. (LPL US), ADR	1,757,420	5,272,260
#	LG Electronics, Inc.	424,999	47,107,631
#*	LG Energy Solution Ltd.	51,335	11,613,519
	LG H&H Co. Ltd.	896	179,025
#	LG Innotek Co. Ltd.	66,788	23,067,776
	LG Uplus Corp.	896,312	9,190,360
#	LIG Accuver Co. Ltd.	18,741	338,416
*	LOT Vacuum Co. Ltd.	4,203	22,883
#	Lotte Chilsung Beverage Co. Ltd.	4,131	290,572

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Lotte Corp.	41,642	$651,763
*	Lotte Data Communication Co.	2,404	29,801
	LOTTE Fine Chemical Co. Ltd.	63,858	1,972,981
#*	Lotte Non-Life Insurance Co. Ltd.	98,516	129,938
#	Lotte Rental Co. Ltd.	27,506	754,929
	Lotte Shopping Co. Ltd.	27,058	2,185,711
#*	Lotte Tour Development Co. Ltd.	91,846	737,981
#	Lotte Wellfood Co. Ltd.	5,650	406,517
	LS Corp.	67,879	12,249,974
	LS SECURITIES Co. Ltd.	7,991	34,753
	LTC Co. Ltd.	15,349	365,412
*	LVMC Holdings	285,233	248,293
*	LX Hausys Ltd.	2,058	44,278
	LX Holdings Corp.	160,312	863,101
#	LX International Corp.	122,180	3,187,483
	LX Semicon Co. Ltd.	21,780	517,373
*	Manyo Co. Ltd.	4,161	45,284
#	Mcnex Co. Ltd.	14,932	183,452
*	MDS Tech, Inc.	39,312	49,070
	Mecaro Co. Ltd.	5,463	124,410
#	Medytox, Inc.	17,231	863,461
	MegaStudy Co. Ltd.	23,451	212,386
#*	MegaStudyEdu Co. Ltd.	6,721	191,763
#*	Meritz Financial Group, Inc.	83,324	7,150,232
	META BIOMED Co. Ltd.	16,776	43,370
	Mgame Corp.	9,881	29,500
	Mi Chang Oil Industrial Co. Ltd.	4,014	389,634
#*	MiCo Ltd.	24,351	244,290
	Micro Contact Solution Co. Ltd.	5,999	84,495
#*	Mirae Asset Life Insurance Co. Ltd.	222,091	2,429,022
#	Mirae Asset Securities Co. Ltd.	267,470	6,353,937
	Misto Holdings Corp.	62,581	1,963,667
	Miwon Commercial Co. Ltd.	423	36,223
	MK Electron Co. Ltd.	71,417	702,251
*	Modetour Network, Inc.	4,682	27,493
*	Motrex Co. Ltd.	13,278	44,409
	mPlus Corp.	8,176	49,454
#	Myoung Shin Industrial Co. Ltd.	117,079	527,415
#	Namhae Chemical Corp.	38,370	147,631
		Shares	Value»
SOUTH KOREA — (Continued)
	Namuga Co. Ltd.	7,374	$67,194
#	Namyang Dairy Products Co. Ltd.	13,344	406,284
*	NanoenTek, Inc.	7,463	17,965
	NAVER Corp.	334,368	47,868,345
#	NC Corp.	32,296	5,250,918
	NeoPharm Co. Ltd.	1,801	23,956
*	Neovue Co. Ltd.	9,487	97,884
	Neowiz	35,084	448,690
	Neowiz Holdings Corp.	11,651	192,094
#*	Nepes Ark Corp.	19,146	307,059
Ω	Netmarble Corp.	37,157	992,841
#	New Power Plasma Co. Ltd.	63,019	435,090
	Nexen Corp.	79,539	317,391
	Nexen Tire Corp.	15,011	64,649
	Nexteel Co. Ltd.	12,200	92,699
#	NH Investment & Securities Co. Ltd., Class C	533,486	10,449,151
#	NHN Corp.	28,825	740,394
	NHN KCP Corp.	29,981	253,374
	NICE Holdings Co. Ltd.	39,837	357,139
	Nice Information & Telecommunication, Inc.	5,788	114,282
	NICE Information Service Co. Ltd.	8,896	87,420
#	Nong Shim Holdings Co. Ltd.	10,411	654,378
#	NongShim Co. Ltd.	14,129	3,776,716
	NOROO Paint & Coatings Co. Ltd.	14,926	79,083
#	NOVAREX Co. Ltd.	42,103	414,113
	Novatech Co. Ltd.	1,707	12,830
	NPC	10,514	20,153
#*	OCI Co. Ltd.	9,223	440,673
	OCI Holdings Co. Ltd.	3,892	513,157
*	Oriental Precision & Engineering Co. Ltd.	24,878	75,381
	Orion Corp.	54,584	5,005,795
#	Orion Holdings Corp.	90,681	1,607,979
*	OSTEONIC Co. Ltd.	6,526	22,275
*	Osung Advanced Materials Co. Ltd.	14,199	85,450
#	Otoki Corp.	1,496	339,214
#	Pan Ocean Co. Ltd.	918,697	3,480,853
#	Paradise Co. Ltd.	205,467	1,386,637
	Partron Co. Ltd.	106,002	397,950
#*	Pearl Abyss Corp.	137,323	3,232,568
#*	Pentastone Electronics, Inc.	167,220	841,083
#	People & Technology, Inc.	57,958	1,140,954
	PHA Co. Ltd.	33,179	246,832

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	PI Advanced Materials Co. Ltd.	25,101	$309,698
#	PKC Co. Ltd.	37,449	118,271
#*	Polaris Office Corp.	74,627	144,680
#	Poongsan Corp.	80,932	4,067,994
#	Poongsan Holdings Corp.	43,312	1,093,717
#	POSCO Future M Co. Ltd.	18,706	1,775,073
	POSCO Holdings, Inc. (005490 KS)	79,470	17,159,374
	POSCO Holdings, Inc. (PKX US), Sponsored ADR	495,364	26,338,504
	Posco International Corp.	47,047	1,715,251
#	POSCO Steeleon Co. Ltd.	114,766	339,417
*	Power Logics Co. Ltd.	14,008	26,976
*	PowerNet Technologies Corp.	37,044	81,873
	Protec Co. Ltd.	12,233	479,962
	Pumtech Korea Co. Ltd.	3,691	118,976
	Refine Co. Ltd.	13,680	121,249
	S&D Co. Ltd.	1,619	54,395
	S&S Tech Corp.	21,707	602,356
#	S-1 Corp.	12,442	616,188
	Sajo Industries Co. Ltd.	2,154	71,143
#	Sajodaerim Corp.	10,562	222,299
	Sam Young Electronics Co. Ltd.	31,048	283,210
	Sam Yung Trading Co. Ltd.	4,963	77,249
	Samji Electronics Co. Ltd.	22,565	498,885
#	Samjin Pharmaceutical Co. Ltd.	36,268	449,185
	Sammok S-Form Co. Ltd.	23,892	229,397
#	SAMPYO Cement Co. Ltd.	172,160	837,707
	Samsung C&T Corp.	169,550	39,498,813
#	Samsung Card Co. Ltd. (029780 KS)	92,305	3,023,485
	Samsung Electronics Co. Ltd. (005930 KS)	4,455,693	775,534,704
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	7,245	31,016,928
	Samsung Engineering Co. Ltd.	322,703	9,552,606
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Samsung Episholdings Co. Ltd.	17,050	$4,427,083
	Samsung Fire & Marine Insurance Co. Ltd.	43,509	18,830,776
	Samsung Life Insurance Co. Ltd.	120,405	25,239,326
*	Samsung SDI Co. Ltd.	130,687	35,635,912
#	Samsung SDS Co. Ltd.	102,682	14,474,850
	Samsung Securities Co. Ltd.	210,393	14,260,585
#	SAMT Co. Ltd.	178,062	1,079,895
#	Samwha Capacitor Co. Ltd.	19,504	928,516
#	Samwha Electric Co. Ltd.	13,361	200,848
#*	Samyang Biopharmaceuticals Corp.	20,028	536,742
	Samyang Corp.	7,518	232,688
#	Samyang Holdings Corp.	20,004	805,200
#	Samyoung Co. Ltd.	65,036	281,973
#	Sang-A Frontec Co. Ltd.	9,147	82,076
#	Sangsin Energy Display Precision Co. Ltd.	14,486	127,743
#	SeAH Besteel Holdings Corp.	73,092	1,683,015
#	SeAH Holdings Corp.	4,354	355,303
#	SeAH Steel Corp.	5,976	525,281
	SeAH Steel Holdings Corp.	7,691	562,081
#	Sebang Co. Ltd.	51,142	455,752
#	Sebang Global Battery Co. Ltd.	32,615	1,164,065
	Sebo Manufacturing Engineer Corp.	2,358	32,925
	Seegene, Inc.	108,308	2,026,457
	Segyung Hitech Co. Ltd.	54,042	110,509
	Sejong Industrial Co. Ltd.	16,779	72,173
#	Seobu T&D	62,869	425,935
††	Seohee Construction Co. Ltd.	67,983	91,245
#*	Seoul Semiconductor Co. Ltd.	109,894	624,301
	Seoyon Co. Ltd.	23,454	121,711
#	Seoyon E-Hwa Co. Ltd.	77,705	578,650
#	SFA Engineering Corp.	28,804	397,646

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	SFA Nexel Co. Ltd.	217,678	$996,587
#*	SFA Semicon Co. Ltd.	370,996	1,235,276
#	SGC Energy Co. Ltd.	27,993	787,236
#*	SHIFT UP Corp.	35,676	791,505
#*	Shin Heung Energy & Electronics Co. Ltd.	70,387	201,803
*	Shin Poong Pharmaceutical Co. Ltd.	9,134	48,011
	Shindaeyang Paper Co. Ltd.	33,740	217,928
	Shinhan Financial Group Co. Ltd. (055550 KS)	639,667	44,405,624
#	Shinhan Financial Group Co. Ltd. (SHG US), ADR	920,472	64,368,606
#	Shinsegae Information & Communication Co. Ltd.	28,614	246,029
#	Shinsegae International, Inc.	46,079	346,186
#	Shinsegae, Inc.	25,513	7,381,963
	Shinsung Delta Tech Co. Ltd.	4,167	84,241
#*	Shinsung E&G Co. Ltd.	24,057	233,082
#	Shinyoung Securities Co. Ltd.	3,169	307,576
*	Showbox Corp.	42,847	58,731
	Silla Co. Ltd.	20,359	132,037
#	SIMPAC, Inc.	103,324	339,624
	Sindoh Co. Ltd.	1,641	47,099
	SK Chemicals Co. Ltd.	2,347	63,963
#	SK Discovery Co. Ltd.	54,122	1,936,239
*	SK Eternix Co. Ltd.	9,289	288,184
#	SK Gas Ltd.	7,256	1,143,241
*	SK Innovation Co. Ltd.	153,293	11,741,955
#	SK Networks Co. Ltd.	245,763	1,239,957
#*	SK oceanplant Co. Ltd.	101,229	875,364
#*	SK Securities Co. Ltd.	735,084	1,011,067
	SK, Inc.	92,746	34,649,527
#	SL Corp.	74,640	2,714,938
#	SM Entertainment Co. Ltd.	32,292	1,542,491
	SNT Dynamics Co. Ltd.	5,265	113,923
	SNT Energy Co. Ltd.	4,324	75,055
	SNT Holdings Co. Ltd.	35,428	1,232,864
#	SNT Motiv Co. Ltd.	82,476	1,518,521
		Shares	Value»
SOUTH KOREA — (Continued)
#	S-Oil Corp.	131,334	$11,761,760
#	Solid, Inc.	283,828	1,653,016
	SOLUM Co. Ltd.	104,422	983,713
#	Songwon Industrial Co. Ltd.	24,528	206,256
	Soop Co. Ltd.	9,428	314,392
#	Soosan Industries Co. Ltd.	9,685	143,415
#	Soulbrain Co. Ltd.	14,660	2,538,667
	Soulbrain Holdings Co. Ltd.	19,312	409,967
	SP SAMHWA Co. Ltd.	16,572	67,078
	ST Pharm Co. Ltd.	683	42,134
*	Studio Dragon Corp.	2,696	40,579
	Suheung Co. Ltd.	3,622	53,559
	Sun Kwang Co. Ltd.	1,727	23,349
#	Sung Kwang Bend Co. Ltd.	36,691	688,209
#	Sungshin Cement Co. Ltd.	74,523	391,019
#	Sungwoo Hitech Co. Ltd.	264,620	1,026,640
	Sunic System Ltd.	3,551	145,418
	Sunjin Co. Ltd.	21,901	145,329
#*	Suprema, Inc.	13,300	471,060
*	Suresoft Technologies, Inc.	35,396	88,517
#*	Synopex, Inc.	129,085	307,453
	Systems Technology, Inc.	23,597	350,775
	SYTS Corp.	2,096	81,354
#	T&L Co. Ltd.	15,369	593,736
	Tae Kyung Industrial Co. Ltd.	64,197	206,623
#	Taekwang Industrial Co. Ltd.	1,023	602,678
#*	Taewoong Co. Ltd.	26,328	491,972
#*	Telechips, Inc.	33,246	194,163
#	TEMC Co. Ltd.	30,935	169,426
*	TFE Co. Ltd.	1,774	35,331
	TK Corp.	57,119	866,019
	TKG Huchems Co. Ltd.	6,131	63,565
*	Tongyang Life Insurance Co. Ltd.	21,054	122,704
	Tovis Co. Ltd.	17,337	126,802
#	TS Corp.	230,626	418,825
#	TYM Corp.	83,781	346,564
	Uju Electronics Co. Ltd.	7,835	114,962
#	Unid Co. Ltd.	17,821	748,649
#	Union Semiconductor Equipment & Materials Co. Ltd.	89,304	451,288
#	Unitrontech Co. Ltd.	73,387	268,735

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Value Added Technology Co. Ltd.	12,178	$147,405
#	Vieworks Co. Ltd.	14,316	218,381
#	Vitzro Tech Co. Ltd.	33,452	176,732
#*	VT Co. Ltd.	25,844	210,389
	Wemade Co. Ltd.	15,044	169,159
	Whanin Pharmaceutical Co. Ltd.	8,333	58,531
#*	Wonik Holdings Co. Ltd.	30,964	324,452
#	Wonik Materials Co. Ltd.	31,813	684,576
#	Wonik QnC Corp.	78,489	1,314,343
	Woojin Ntec, Inc.	2,879	27,079
	Woojin, Inc.	16,848	153,955
	Woori Financial Group, Inc. (316140 KS)	2,136,473	49,457,924
#	Worldex Industry & Trading Co. Ltd., Class C	28,166	564,633
	Xexymix Corp.	7,887	15,214
#	Y G-1 Co. Ltd.	57,779	668,477
#*	YC Corp.	104,846	618,139
*	Yest Co. Ltd.	4,362	63,802
	YG Entertainment, Inc.	35,181	936,602
	YG PLUS	26,874	59,361
*	YMT Co. Ltd.	12,354	62,858
	Youlchon Chemical Co. Ltd.	10,333	97,572
	Young Poong Corp.	16,577	381,900
#	Youngone Corp.	114,742	7,127,887
#	Youngone Holdings Co. Ltd.	26,845	3,575,829
#	Yuanta Securities Korea Co. Ltd.	338,052	1,022,519
#	Yuhan Corp.	83,870	4,282,674
	YuHwa Securities Co. Ltd.	79,076	166,901
	Zeus Co. Ltd.	6,481	37,798
	Zinus, Inc.	5,931	35,801
TOTAL SOUTH KOREA			2,687,538,565
TAIWAN — (25.6%)
	91APP, Inc.	52,000	88,466
	Aaeon Technology, Inc.	11,000	51,660
#	ABC Taiwan Electronics Corp.	53,000	62,139
	Abico Avy Co. Ltd.	533,735	624,834
#	Ability Enterprise Co. Ltd.	969,527	1,899,918
#	AcBel Polytech, Inc.	2,632,000	3,398,739
		Shares	Value»
TAIWAN — (Continued)
#	Acer E-Enabling Service Business, Inc.	25,000	$166,467
#	Acer, Inc.	8,748,109	7,751,777
#	ACES Electronic Co. Ltd.	593,226	1,433,569
*	Acme Electronics Corp.	68,000	57,761
*	Acon Holding, Inc.	173,000	27,095
	Acter Group Corp. Ltd.	162,000	4,558,354
#	Actron Technology Corp.	201,000	822,868
#	ADATA Technology Co. Ltd.	918,757	11,003,893
#	Adlink Technology, Inc.	179,000	619,152
#	Advanced Ceramic X Corp.	60,227	406,566
#	Advanced Energy Solution Holding Co. Ltd.	73,000	2,042,628
#	Advanced International Multitech Co. Ltd.	471,000	785,948
#	Advanced Power Electronics Corp.	208,000	1,018,323
	Advanced Wireless Semiconductor Co.	356,000	1,184,937
	Advancetek Enterprise Co. Ltd.	71,000	62,623
	Advantech Co. Ltd.	587,000	9,998,771
	AGV Products Corp.	1,869,211	576,604
#	AIC, Inc.	77,000	1,051,493
	AimCore Technology Co. Ltd.	6,000	6,067
	Airoha Technology Corp.	65,000	1,024,359
	Airtac International Group	295,000	11,947,672
	Alchip Technologies Ltd.	71,000	6,552,857
#	Alexander Marine Co. Ltd.	38,000	177,179
	Allied Circuit Co. Ltd.	11,863	98,497
#	Allied Supreme Corp.	70,000	460,390
#	Allis Electric Co. Ltd.	645,659	1,933,097
#	Alltek Technology Corp.	661,120	1,125,864
#	Alltop Technology Co. Ltd.	159,000	1,464,246
#	Alpha Networks, Inc.	1,039,086	870,800
#	Altek Corp.	1,673,080	1,969,821
#	Amazing Microelectronic Corp.	172,000	389,190
	Ambassador Hotel	1,232,000	1,819,392

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	AMPOC Far-East Co. Ltd.	331,292	$1,807,565
#	AmTRAN Technology Co. Ltd.	2,009,756	1,615,224
#	Anderson Industrial Corp.	293,000	155,605
#*	Andes Technology Corp.	62,000	419,400
#	Anji Technology Co. Ltd.	192,000	210,820
#	Anpec Electronics Corp.	113,000	912,537
	Apacer Technology, Inc.	122,260	823,015
#	APAQ Technology Co. Ltd.	93,000	587,888
#	Apex Biotechnology Corp.	199,000	192,692
#*	Apex International Co. Ltd.	640,794	571,589
#	ARBOR Technology Corp.	39,000	59,231
#	Arcadyan Technology Corp.	570,000	3,017,600
	Ardentec Corp.	2,214,058	11,906,351
#	Argosy Research, Inc.	185,000	803,391
	ASE Technology Holding Co. Ltd.	13,730,000	234,295,504
	Asia Cement Corp.	6,714,589	6,842,478
	Asia Electronic Material Co. Ltd.	91,000	139,199
#	Asia Metal Industries, Inc.	47,000	435,461
#	Asia Optical Co., Inc.	854,000	3,340,217
	Asia Polymer Corp.	1,943,530	748,094
	Asia Tech Image, Inc.	136,000	281,152
	ASIX Electronics Corp.	31,000	93,153
#	ASMedia Technology, Inc.	22,000	883,679
	ASolid Technology Co. Ltd.	60,000	104,266
#	ASROCK, Inc.	195,000	1,171,811
#	Asustek Computer, Inc.	2,160,000	53,595,014
#	ATE Energy International Co. Ltd.	220,197	164,351
	Aten International Co. Ltd.	39,000	96,000
#	Auden Techno Corp.	38,000	99,211
	Audix Corp.	382,332	760,849
#	AUO Corp. (AUOTY US), Sponsored ADR	2,980,044	21,396,716
		Shares	Value»
TAIWAN — (Continued)
#	AURAS Technology Co. Ltd.	37,000	$1,010,485
	Aurona Industries, Inc.	10,000	14,968
	Aurotek Corp.	26,000	68,988
#	Avalue Technology, Inc.	198,000	787,616
#	Avermedia Technologies	39,000	46,895
#	Axiomtek Co. Ltd.	267,000	966,013
#	Azurewave Technologies, Inc.	293,000	474,989
	Bafang Yunji International Co. Ltd., Class C	73,000	408,637
	Bank of Kaohsiung Co. Ltd.	4,230,203	1,581,605
#	Baotek Industrial Materials Ltd.	178,000	330,913
#	Basso Industry Corp.	203,000	211,394
	BenQ Materials Corp.	414,000	288,118
#*	BES Engineering Corp.	8,136,729	2,964,596
#*	Bin Chuan Enterprise Co. Ltd.	239,000	289,419
#*	Biostar Microtech International Corp.	668,055	674,946
	Bioteque Corp.	39,000	136,621
#	Bizlink Holding, Inc.	504,505	32,121,430
#	Bora Pharmaceuticals Co. Ltd.	180,000	2,130,807
	Brave C&H Supply Co. Ltd.	23,000	96,578
#	Bright Led Electronics Corp.	479,000	310,621
	Brightek Optoelectronic Co. Ltd.	68,000	64,162
#	Brighton-Best International Taiwan, Inc.	419,000	478,266
#	Brillian Network & Automation Integrated System Co. Ltd.	95,000	929,058
#	Brogent Technologies, Inc.	53,195	152,839
	Calitech Co. Ltd.	66,000	132,850
*	Cameo Communications, Inc.	107,712	31,178
#	Capital Futures Corp.	223,820	401,762
#	Capital Securities Corp.	7,557,158	7,909,385
	Castles Technology Co. Ltd.	34,000	53,814
#	Caswell, Inc.	85,000	225,529

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Catcher Technology Co. Ltd.	1,180,000	$6,629,069
#	Cathay Chemical Works	272,000	386,489
#	Cathay Consolidated, Inc.	38,000	112,752
#	Cathay Financial Holding Co. Ltd.	26,941,201	83,848,571
	Cathay Real Estate Development Co. Ltd.	2,926,694	1,985,717
*	CCP Contact Probes Co. Ltd.	42,334	140,241
#*	Celxpert Energy Corp.	334,304	283,393
	Cenra, Inc.	621,632	629,955
	Central Reinsurance Co. Ltd.	1,268,148	1,346,083
#	Century Iron & Steel Industrial Co. Ltd.	46,000	147,690
	Chailease Holding Co. Ltd.	1,370,899	4,706,219
*	ChainQui Construction Development Co. Ltd.	469,393	188,171
#	Champion Building Materials Co. Ltd.	1,207,445	299,103
	Champion Microelectronic Corp.	51,000	78,759
	Chang Hwa Commercial Bank Ltd.	17,626,698	13,703,634
	Chang Wah Electromaterials, Inc.	800,000	1,111,766
#	Chang Wah Technology Co. Ltd.	474,000	941,547
#	Channel Well Technology Co. Ltd.	284,000	461,126
#	Chant Sincere Co. Ltd.	87,000	145,907
#	Charoen Pokphand Enterprise	736,600	2,366,799
	CHC Healthcare Group	254,000	204,515
	CHC Resources Corp.	63,000	123,175
#	Chen Full International Co. Ltd.	303,000	631,598
#	Cheng Fwa Industrial Co. Ltd.	160,000	115,674
	Cheng Loong Corp.	4,390,659	2,842,585
		Shares	Value»
TAIWAN — (Continued)
#*	Cheng Mei Materials Technology Corp.	612,880	$360,485
	Cheng Shin Rubber Industry Co. Ltd.	5,168,000	4,866,633
#	Cheng Uei Precision Industry Co. Ltd.	528,178	546,781
#	Chenming Electronic Technology Corp.	265,000	626,446
	Chia Chang Co. Ltd.	461,000	490,560
	Chia Hsin Cement Corp.	2,461,114	992,839
#	Chicony Electronics Co. Ltd.	1,521,000	4,953,697
#	Chicony Power Technology Co. Ltd.	437,000	1,026,950
	Chief Telecom, Inc.	25,000	255,163
	Chien Kuo Construction Co. Ltd.	677,637	896,474
	China Airlines Ltd.	13,107,353	9,086,620
#	China Bills Finance Corp.	3,466,000	1,795,140
	China Electric Manufacturing Corp.	352,432	126,915
#	China General Plastics Corp.	693,585	235,668
#	China Glaze Co. Ltd.	346,799	338,892
#*	China Man-Made Fiber Corp.	5,419,014	1,437,407
#	China Metal Products	1,365,969	899,003
#	China Motor Corp.	754,099	1,234,178
*	China Petrochemical Development Corp.	10,445,068	2,435,858
#	China Steel Chemical Corp.	333,000	829,844
#	China Steel Corp.	26,230,320	15,346,682
#	China Wire & Cable Co. Ltd.	444,600	397,461
#	Chinese Maritime Transport Ltd.	357,270	561,693
	Chin-Poon Industrial Co. Ltd.	1,541,815	1,726,996
#	Chipbond Technology Corp.	2,188,000	8,519,286
#	ChipMOS Technologies, Inc. (8150 TT)	2,151,085	4,696,510
	ChipMOS Technologies, Inc. (IMOS US), ADR	11,456	543,003
#	Chlitina Holding Ltd.	110,000	326,157
#	Chong Hong Development Co. Ltd.	351,779	843,102

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chun YU Works & Co. Ltd.	848,750	$415,010
#*	Chun Yuan Steel Industry Co. Ltd.	2,324,287	1,511,919
#*	Chung Hwa Pulp Corp.	1,144,353	444,714
*††	Chung Shing Textile Co.	600	0
	Chung Tai Resource Technology Corp.	17,000	40,376
#	Chung-Hsin Electric & Machinery Manufacturing Corp.	1,077,000	5,074,468
#	Chunghwa Precision Test Tech Co. Ltd.	11,000	828,930
#	Cleanaway Co. Ltd. (8422 TT)	3,063,000	2,338,722
	Clevo Co.	1,285,000	1,653,480
	CMC Magnetics Corp.	1,961,019	596,977
#	Collins Co. Ltd.	483,224	193,640
	Compal Electronics, Inc.	16,160,332	17,772,045
#	Compeq Manufacturing Co. Ltd.	4,962,055	25,387,303
#	Concord International Securities Co. Ltd.	460,870	426,992
#	Concord Securities Co. Ltd.	2,750,899	1,727,170
#	Continental Holdings Corp.	2,062,540	1,312,730
	Contrel Technology Co. Ltd.	138,000	382,913
#	Coremax Corp.	233,112	539,335
#	Coretronic Corp.	854,800	1,925,783
	Creative Sensor, Inc.	160,000	203,585
#	Crowell Development Corp.	277,322	166,184
*	Cryomax Cooling System Corp.	92,926	68,224
	CS Group Investment Holding Ltd.	146,000	80,392
	CTBC Financial Holding Co. Ltd.	57,326,073	114,419,033
	CTCI Corp.	2,351,775	2,544,852
	Cub Elecparts, Inc.	14,000	41,060
	CviLux Corp.	273,000	610,612
	Cyberlink Corp.	54,000	106,506
	CyberPower Systems, Inc.	49,000	325,980
#*	CyberTAN Technology, Inc.	799,000	473,218
	Cystech Electronics Corp.	18,000	65,209
		Shares	Value»
TAIWAN — (Continued)
#	DA CIN Construction Co. Ltd.	1,306,063	$3,548,226
#	Da-Li Development Co. Ltd.	682,392	994,876
	Darfon Electronics Corp.	274,000	256,559
	Darwin Precisions Corp.	673,671	261,694
#	Delpha Construction Co. Ltd.	495,000	303,753
#	Depo Auto Parts Ind Co. Ltd.	538,000	2,221,176
*	DER PAO Construction	312,146	0
#	Desiccant Technology Corp.	58,300	279,349
	DFI, Inc.	27,000	44,578
	Dimerco Express Corp.	379,000	915,357
	Donpon Precision, Inc.	228,200	358,943
	Drewloong Precision, Inc.	45,331	200,168
#	Dynamic Holding Co. Ltd.	1,017,763	3,096,639
#	Dynapack International Technology Corp.	521,000	4,606,339
#	E Ink Holdings, Inc.	1,780,000	10,299,621
#	E.Sun Financial Holding Co. Ltd.	28,071,982	33,481,764
#	Eastech Holding Ltd.	30,000	67,001
	Eastern Media International Corp.	853,090	478,011
	Eclat Textile Co. Ltd.	606,000	6,481,953
#	ECOVE Environment Corp.	20,000	167,233
*	Edison Opto Corp.	192,250	117,166
#*	Edom Technology Co. Ltd.	988,350	1,386,402
	eGalax_eMPIA Technology, Inc.	52,000	92,940
#	Elan Microelectronics Corp.	632,000	2,914,008
	E-Lead Electronic Co. Ltd.	144,000	201,888
	Elite Advanced Laser Corp.	102,000	1,141,805
	Elite Semiconductor Microelectronics Technology, Inc.	410,000	2,222,821
	Elitegroup Computer Systems Co. Ltd.	883,395	499,759
	Emerging Display Technologies Corp.	162,000	103,778
††	ENG Electric Co. Ltd.	11,999	51
	Ennoconn Corp.	386,599	4,810,653

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Ennostar, Inc.	1,571,210	$2,315,141
#	EnTie Commercial Bank Co. Ltd.	2,393,232	1,138,304
	EOI Investment Holdings Co. Ltd.	173,000	117,598
*	Epileds Technologies, Inc.	83,000	66,005
	Eris Technology Corp.	10,000	64,946
#	Eson Precision Ind Co. Ltd.	435,000	1,024,750
	Eternal Materials Co. Ltd.	2,573,091	4,712,790
#	Eurocharm Holdings Co. Ltd.	104,000	582,372
	Eva Airways Corp.	11,359,355	15,155,375
#	Ever Ohms Technology Co. Ltd.	17,000	41,100
#	Ever Supreme Bio Technology Co. Ltd.	59,199	264,944
*	Everest Textile Co. Ltd.	1,630,813	337,591
#	Evergreen Aviation Technologies Corp.	436,000	2,449,824
#	Evergreen International Storage & Transport Corp.	1,254,500	1,821,855
#	Evergreen Marine Corp. Taiwan Ltd.	2,089,658	13,132,731
#	EVERGREEN Steel Corp.	693,000	1,858,638
#*	Everlight Chemical Industrial Corp.	1,389,950	1,348,991
#	Everlight Electronics Co. Ltd.	2,218,000	4,269,774
#	Evertop Wire Cable Corp.	545,000	312,106
	Excelliance Mos Corp.	10,000	31,610
#	Excelsior Medical Co. Ltd.	672,913	1,471,250
	Far Eastern Department Stores Ltd.	4,119,445	2,825,336
	Far Eastern International Bank	14,059,848	5,853,577
	Far Eastern New Century Corp.	13,016,528	10,907,445
#	Far EasTone Telecommunications Co. Ltd.	5,093,397	16,534,560
	Faraday Technology Corp.	158,000	717,339
		Shares	Value»
TAIWAN — (Continued)
	Farglory F T Z Investment Holding Co. Ltd.	433,655	$640,168
#	Farglory Land Development Co. Ltd.	1,375,264	2,752,461
#	Feedback Technology Corp.	140,127	899,497
	Feng Hsin Steel Co. Ltd.	519,000	1,043,061
	Feng TAY Enterprise Co. Ltd.	114,000	240,420
#	FIC Global, Inc.	187,000	204,707
	FineTek Co. Ltd.	14,000	39,571
	Firich Enterprises Co. Ltd.	85,000	58,305
	First Financial Holding Co. Ltd.	30,402,651	34,539,214
	First Hotel	974,857	378,817
#	First Insurance Co. Ltd.	1,400,064	1,168,388
*	First Steamship Co. Ltd.	2,659,042	506,710
#	Fitipower Integrated Technology, Inc.	53,000	243,172
#	Flytech Technology Co. Ltd.	316,000	1,209,067
	FocalTech Systems Co. Ltd.	302,000	452,573
#	Forcecon Tech Co. Ltd.	280,057	638,015
	Forcelead Technology Corp.	14,000	74,849
#	Forest Water Environment Engineering Co. Ltd.	110,052	138,070
#	Formosa Advanced Technologies Co. Ltd.	880,000	1,498,828
	Formosa Chemicals & Fibre Corp.	1,137,000	1,979,901
#	Formosa International Hotels Corp.	27,000	148,370
#	Formosa Laboratories, Inc.	381,478	595,144
	Formosa Petrochemical Corp.	1,729,000	3,734,002
#	Formosa Sumco Technology Corp.	186,000	1,506,270
	Formosa Taffeta Co. Ltd.	3,081,511	1,631,124
	Formosan Rubber Group, Inc.	1,162,761	918,065

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Formosan Union Chemical Corp.	1,809,843	$1,283,701
	Founding Construction & Development Co. Ltd.	626,418	276,107
	Foxconn Technology Co. Ltd.	1,634,142	2,829,469
#	Foxsemicon Integrated Technology, Inc.	303,000	2,738,873
#	Franbo Lines Corp.	682,392	351,749
	Froch Enterprise Co. Ltd.	1,037,734	539,694
	FSP Technology, Inc.	810,292	1,312,223
#	Fu Chun Shin Machinery Manufacture Co. Ltd.	430,097	344,301
#	Fu Hua Innovation Co. Ltd.	1,819,914	786,065
	Fubon Financial Holding Co. Ltd.	25,450,476	101,444,854
#	Fulgent Sun International Holding Co. Ltd.	200,623	451,024
	Fullerton Technology Co. Ltd.	402,200	302,044
#*	Fulltech Fiber Glass Corp.	1,327,306	2,670,532
#	Fusheng Precision Co. Ltd.	313,000	2,449,962
#	Fwusow Industry Co. Ltd.	1,282,429	451,455
#	G Shank Enterprise Co. Ltd.	809,107	2,791,116
#	Gallant Precision Machining Co. Ltd.	203,000	528,612
	Gamania Digital Entertainment Co. Ltd.	257,000	332,346
#	GEM Services, Inc.	128,000	479,644
#	Gemtek Technology Corp.	1,629,962	1,534,558
#*	General Interface Solution GIS Holding Ltd.	393,000	660,065
#	Generalplus Technology, Inc.	123,000	177,744
#	Genesys Logic, Inc.	390,000	1,093,032
	Genius Electronic Optical Co. Ltd.	316,000	4,638,843
#	GeoVision, Inc.	133,000	236,330
#	Getac Holdings Corp.	990,065	3,448,740
	Giant Manufacturing Co. Ltd.	164,000	427,685
#*	Giantplus Technology Co. Ltd.	1,139,100	551,377
		Shares	Value»
TAIWAN — (Continued)
#	Gigabyte Technology Co. Ltd.	1,627,287	$16,794,381
	Ginar Technology Co. Ltd.	13,000	13,638
#	Global Brands Manufacture Ltd.	1,584,468	3,962,744
	Global Lighting Technologies, Inc.	115,000	123,621
#	Global Mixed Mode Technology, Inc.	195,000	1,470,360
#	Global PMX Co. Ltd.	231,000	1,138,303
#	Global View Co. Ltd.	28,000	30,223
	Globaltek Fabrication Co. Ltd.	34,000	69,203
#	Globalwafers Co. Ltd.	722,000	18,236,402
#	Globe Union Industrial Corp.	385,126	124,779
#	Gloria Material Technology Corp.	1,886,116	1,847,319
#	GMI Technology, Inc.	66,143	87,036
#	Goldsun Building Materials Co. Ltd., Class C	4,517,171	4,347,295
#	Good Will Instrument Co. Ltd.	269,746	598,541
#	Gordon Auto Body Parts	492,000	398,511
*	Gourmet Master Co. Ltd.	167,000	325,297
#	Grand Fortune Securities Co. Ltd.	1,247,929	539,744
#*	Grand Pacific Petrochemical	3,095,018	1,071,040
#	Grape King Bio Ltd.	314,000	863,495
	Great China Metal Industry	842,000	536,323
#	Great Tree Pharmacy Co. Ltd.	41,000	99,110
#	Great Wall Enterprise Co. Ltd.	2,456,236	4,248,828
	Greatek Electronics, Inc.	809,000	2,468,538
#	Group Up Industrial Co. Ltd.	118,000	1,221,625
#	GTM Holdings Corp.	622,900	609,899
#	Gudeng Precision Industrial Co. Ltd.	57,000	689,562
	Hannstar Board Corp.	1,500,048	3,059,147
#*	HannStar Display Corp.	4,952,435	1,862,877
*	HannsTouch Holdings Co.	995,001	301,922
	Hanpin Electron Co. Ltd.	312,000	486,824
#*	Harvatek Corp.	770,553	505,129
#*	HD Renewable Energy Co. Ltd.	42,000	101,042

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Hey Song Corp.	1,745,500	$1,821,392
	Hi-Clearance, Inc.	4,296	17,255
	Highlight Tech Corp.	119,600	297,988
††	High-Tek Harness Enterprise Co. Ltd.	179,000	4,099
#	Highwealth Construction Corp.	4,262,258	5,781,178
	Hi-Lai Foods Co. Ltd.	25,000	133,003
	HIM International Music, Inc.	15,000	39,163
#*	Hitron Technology, Inc.	219,000	158,206
	Hiwin Technologies Corp.	748,000	6,961,314
#	Hiyes International Co. Ltd.	194,651	461,362
	Ho Tung Chemical Corp.	4,467,475	1,789,579
#	Hocheng Corp.	949,066	710,575
#	Holdings-Key Electric Wire & Cable Co. Ltd.	371,699	437,007
*	Holtek Semiconductor, Inc.	50,000	81,535
#	Holy Stone Enterprise Co. Ltd.	432,800	5,878,023
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	40,490,192	309,223,849
#	Hong Pu Real Estate Development Co. Ltd.	950,655	533,825
#	Hong TAI Electric Industrial	1,279,000	1,197,323
	Horizon Fixture Group Co. Ltd.	6,000	41,470
	Horizon Securities Co. Ltd.	246,820	118,692
#*	Hota Industrial Manufacturing Co. Ltd.	587,000	842,490
#	Hotai Finance Co. Ltd.	406,850	769,283
	Hotai Motor Co. Ltd.	290,000	4,976,980
#	Hsin Kuang Steel Co. Ltd.	421,000	492,575
	Hsing TA Cement Co.	862,614	367,600
#	Hu Lane Associate, Inc.	254,626	908,943
#	HUA ENG Wire & Cable Co. Ltd.	975,000	882,943
#	Hua Nan Financial Holdings Co. Ltd., Class C	23,227,604	31,199,506
	Hua Yu Lien Development Co. Ltd.	126,525	141,719
		Shares	Value»
TAIWAN — (Continued)
#	Huaku Development Co. Ltd.	1,092,687	$3,285,939
#	Huang Hsiang Construction Corp.	218,947	221,966
#	Hung Ching Development & Construction Co. Ltd.	852,468	1,161,886
#	Hung Sheng Construction Ltd.	1,724,269	909,543
	Huxen Corp.	173,281	224,593
#	Hwa Fong Rubber Industrial Co. Ltd.	398,000	177,701
#	Hwacom Systems, Inc.	414,000	490,941
	Ibase Technology, Inc.	132,000	221,990
#	IBF Financial Holdings Co. Ltd.	13,768,262	6,642,853
#	Ichia Technologies, Inc.	1,160,260	1,843,372
	IEI Integration Corp.	437,200	1,146,208
#	In Win Development, Inc.	88,000	170,884
	Infortrend Technology, Inc.	676,000	715,034
	Info-Tek Corp.	22,000	19,574
	Innodisk Corp.	57,311	2,212,664
#	Innolux Corp.	18,041,431	24,759,240
#	Inpaq Technology Co. Ltd.	348,930	760,329
#	Integrated Service Technology, Inc.	288,203	1,234,090
	Interactive Digital Technologies, Inc.	40,000	91,365
*	International CSRC Investment Holdings Co.	2,878,166	855,306
	International Games System Co. Ltd., Class C	98,000	2,345,224
#	Inventec Corp.	7,876,277	14,788,634
#	Iron Force Industrial Co. Ltd.	159,420	383,735
#	ITE Technology, Inc.	548,479	2,095,413
	ITEQ Corp.	711,000	5,673,110
	J&V Energy Technology Co. Ltd.	22,000	44,438
#	Jarllytec Co. Ltd.	111,725	243,778
	Jean Co. Ltd.	702,521	420,964
#	Jetwell Computer Co. Ltd.	42,000	283,404
	Jia Wei Lifestyle, Inc.	49,150	38,361
#	Jih Lin Technology Co. Ltd.	172,000	371,354

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Jiin Yeeh Ding Enterprise Co. Ltd.	236,000	$654,427
#	Jinan Acetate Chemical Co. Ltd.	810,000	1,194,510
	Jiu Han System Technology Co. Ltd.	28,000	254,321
	Jochu Technology Co. Ltd.	25,494	25,857
#	Johnson Health Tech Co. Ltd.	207,000	783,661
#	JPC connectivity, Inc.	239,000	2,098,550
#	JPP Holding Co. Ltd.	89,000	750,831
#*	K Laser Technology, Inc.	716,601	352,546
	Kaimei Electronic Corp.	288,400	1,006,029
	Kedge Construction Co. Ltd.	205,481	642,628
#	Kenda Rubber Industrial Co. Ltd.	1,079,409	602,879
	Kent Industrial Co. Ltd.	18,000	14,450
#	Keystone Microtech Corp.	45,000	1,242,630
	KGI Financial Holding Co. Ltd.	52,866,127	49,946,905
#	KHGEARS International Ltd.	115,000	520,888
#	Kindom Development Co. Ltd.	2,075,700	2,218,028
#	King Chou Marine Technology Co. Ltd.	301,100	399,324
#	King Polytechnic Engineering Co. Ltd.	139,100	215,070
#	King Yuan Electronics Co. Ltd.	3,107,795	20,990,593
#*	King's Town Construction Co. Ltd.	393,380	433,775
	Kinik Co.	34,000	661,465
#*	Kinko Optical Co. Ltd.	442,756	866,670
#	Kinpo Electronics	5,886,375	5,368,136
#	Kinsus Interconnect Technology Corp.	1,515,147	28,728,873
	KMC Kuei Meng International, Inc.	49,000	134,256
#*	KS Terminals, Inc.	273,000	462,036
#	Kung Long Batteries Industrial Co. Ltd.	143,000	557,905
#	Kung Sing Engineering Corp.	2,211,875	652,484
#	Kuo Toong International Co. Ltd.	871,808	1,388,231
		Shares	Value»
TAIWAN — (Continued)
	Kwong Fong Industries Corp.	356,649	$118,376
	Kwong Lung Enterprise Co. Ltd.	370,000	490,615
	KYE Systems Corp.	45,000	38,773
	L&K Engineering Co. Ltd.	401,000	8,629,310
	LAN FA Textile	985,713	361,419
#	Lanner Electronics, Inc.	266,000	618,828
#	Largan Precision Co. Ltd. (3008 TT)	329,000	40,785,340
	Laster Tech Co. Ltd.	65,172	38,251
*	Leadtek Research, Inc.	23,000	51,017
	Leadtrend Technology Corp.	57,000	86,490
*	Lealea Enterprise Co. Ltd.	3,801,898	824,513
	LEE CHI Enterprises Co. Ltd.	891,900	312,190
#	Lelon Electronics Corp.	395,000	2,629,898
#	Lemtech Holdings Co. Ltd.	101,300	254,932
#	Leo Systems, Inc.	93,000	99,883
*	Leofoo Development Co. Ltd.	50,000	24,929
*	Li Peng Enterprise Co. Ltd.	2,274,381	474,325
#	Lian HWA Food Corp.	157,300	394,908
#	Lien Hwa Industrial Holdings Corp.	1,729,471	2,146,203
#	LINE Pay Taiwan Ltd.	24,150	200,223
#	Lingsen Precision Industries Ltd.	1,375,480	1,235,387
#	Lion Travel Service Co. Ltd.	302,000	1,369,118
	Lite-On Technology Corp.	6,635,738	42,052,533
	Liton Technology Corp.	106,000	228,465
#	Long Da Construction & Development Corp.	508,200	443,789
#*	Longchen Paper & Packaging Co. Ltd.	3,259,859	992,455
#	Longwell Co.	670,000	4,246,726
	Lotes Co. Ltd.	109,000	6,143,183
	Lotus Pharmaceutical Co. Ltd.	21,000	112,426
	Loyalty Founder Enterprise Co. Ltd.	69,000	46,144
#	Lucky Cement Corp.	775,000	285,932
	Lumax International Corp. Ltd.	230,000	792,346

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Lung Yen Life Service Corp.	299,000	$438,501
	Lungteh Shipbuilding Co. Ltd.	218,000	878,098
#	Luxe Green Energy Technology Co. Ltd.	51,450	27,301
	M3 Technology, Inc.	37,000	88,282
	Macauto Industrial Co. Ltd.	76,000	123,627
	Macnica Galaxy, Inc.	9,000	31,171
*	Macronix International Co. Ltd.	5,258,605	15,795,008
	Magnate Technology Co. Ltd.	17,000	31,193
	Makalot Industrial Co. Ltd.	517,000	3,504,482
	Marketech International Corp.	220,000	3,131,393
#	Materials Analysis Technology, Inc.	159,488	1,028,907
#	Mayer Steel Pipe Corp.	785,947	513,606
#	Maywufa Co. Ltd.	182,070	115,671
	MediaTek, Inc.	483,000	51,452,871
	Mega Financial Holding Co. Ltd.	20,752,717	34,017,297
#	Mega Union Technology, Inc.	80,200	1,767,169
*	Megaforce Co. Ltd.	174,000	154,045
#	Mercuries & Associates Holding Ltd.	2,335,771	1,228,186
#	Mercuries Data Systems Ltd.	160,000	110,795
*	Mercuries Life Insurance Co. Ltd.	3,940,589	1,201,854
	Merida Industry Co. Ltd.	187,000	444,682
#	Merry Electronics Co. Ltd.	636,245	1,575,310
#	METAAGE Corp.	305,000	362,650
#	Micro-Star International Co. Ltd.	1,654,000	7,166,385
#	Mildef Crete, Inc.	167,000	631,812
#	MIN AIK Technology Co. Ltd.	348,600	287,038
#	Mitac Holdings Corp.	2,813,450	7,517,256
#	momo.com, Inc.	189,000	1,422,685
#	Motech Industries, Inc.	1,127,000	758,040
#	MSSCORPS Co. Ltd.	166,019	1,735,260
#	Nak Sealing Technologies Corp.	100,000	354,809
#	Namchow Holdings Co. Ltd.	506,000	527,304
		Shares	Value»
TAIWAN — (Continued)
	Nan Kang Rubber Tire Co. Ltd.	237,030	$242,212
#	Nan Pao Resins Chemical Co. Ltd.	183,000	1,736,432
	Nan Ya Plastics Corp.	11,318,000	53,775,578
	Nan Ya Printed Circuit Board Corp.	568,000	15,638,755
#	Nang Kuang Pharmaceutical Co. Ltd.	106,000	103,807
	Nantex Industry Co. Ltd.	201,000	170,102
*	Nanya Technology Corp.	3,672,000	39,258,198
#	National Aerospace Fasteners Corp.	82,064	340,012
#	Netronix, Inc.	79,000	212,180
*	New Asia Construction & Development Corp.	394,000	171,508
	Nextronics Engineering Corp.	67,000	227,463
	Nichidenbo Corp.	573,000	2,165,799
	Niching Industrial Corp.	27,000	53,455
	Nien Hsing Textile Co. Ltd.	93,061	50,326
	Nien Made Enterprise Co. Ltd.	295,000	3,478,114
#	Niko Semiconductor Co. Ltd.	180,525	350,723
#	Nishoku Technology, Inc.	201,000	680,369
#	Nova Technology Corp.	108,000	883,349
#	Novatek Microelectronics Corp.	1,439,000	22,742,798
*	Nuvoton Technology Corp.	105,000	371,948
#	O-Bank Co. Ltd.	3,349,604	1,060,097
	Optimax Technology Corp.	131,000	88,964
#	Orient Semiconductor Electronics Ltd.	1,244,670	1,533,248
#*	Oriental Union Chemical Corp.	491,000	194,866
	Pacific Construction Co.	1,454,452	393,513
	Paiho Shih Holdings Corp.	201,335	102,071
#	Pan German Universal Motors Ltd.	47,000	333,359
	Pan Jit International, Inc.	1,024,100	3,611,967

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Pan-International Industrial Corp.	2,067,444	$2,598,147
#	Parade Technologies Ltd.	216,000	3,701,489
#	Parpro Corp.	28,000	81,407
#*	PChome Online, Inc.	151,061	118,351
#	PCL Technologies, Inc.	32,000	113,523
	P-Duke Technology Co. Ltd.	13,000	47,339
#	Pegatron Corp.	8,272,998	21,407,021
#	Pegavision Corp.	124,000	1,233,717
#	PharmaEngine, Inc.	147,000	278,544
	PharmaEssentia Corp.	320,236	10,418,438
#	Phison Electronics Corp.	279,000	13,731,076
	Phoenix Silicon International Corp.	257,000	1,906,026
	Phoenix Tours International, Inc.	49,350	67,707
#	Pixart Imaging, Inc.	484,000	2,849,246
#	Podak Co. Ltd.	100,000	148,491
	Polytronics Technology Corp.	56,000	88,466
	Posiflex Technology, Inc.	93,000	556,360
	Potens Semiconductor Corp.	28,000	106,894
	Pou Chen Corp.	8,449,550	6,251,309
	Power Wind Health Industry, Inc.	44,000	228,113
*	Powerchip Semiconductor Manufacturing Corp.	2,980,000	4,873,823
	Powertech Technology, Inc.	2,538,000	18,145,719
	Poya International Co. Ltd.	28,000	623,782
#	President Chain Store Corp.	1,139,000	7,887,372
#	President Securities Corp.	4,623,589	6,141,653
#	Primax Electronics Ltd.	1,838,000	3,697,123
#	Prince Housing & Development Corp.	3,133,018	830,636
	Promate Electronic Co. Ltd.	594,793	866,880
	Prosperity Dielectrics Co. Ltd.	277,000	1,212,059
#	Qisda Corp.	4,562,620	3,826,184
#	QST International Corp.	176,858	216,892
	Qualipoly Chemical Corp.	137,593	713,193
		Shares	Value»
TAIWAN — (Continued)
#	Quanta Computer, Inc.	2,259,000	$20,095,849
#	Quanta Storage, Inc.	670,000	1,367,035
#*	Quintain Steel Co. Ltd.	1,325,247	358,727
#	Radiant Opto-Electronics Corp.	2,136,000	5,406,465
#	Radium Life Tech Co. Ltd.	2,283,543	739,882
	Rafael Microelectronics, Inc.	9,000	36,263
#	Raydium Semiconductor Corp.	59,000	410,448
	Rayzher Industrial Co. Ltd.	11,000	54,498
#	Realtek Semiconductor Corp.	789,000	16,361,329
#	Rechi Precision Co. Ltd.	1,007,000	731,804
#	Rexon Industrial Corp. Ltd.	257,000	227,924
#	Rich Development Co. Ltd.	1,043,175	248,435
#	RichWave Technology Corp.	225,000	668,974
	RiTdisplay Corp.	12,000	10,910
*	Ritek Corp.	2,347,449	767,382
#	Ruby Tech Corp.	67,980	104,818
	Ruentex Development Co. Ltd.	3,313,900	2,757,958
#	Ruentex Engineering & Construction Co.	117,000	588,919
	Ruentex Industries Ltd.	742,385	1,197,366
	Run Long Construction Co. Ltd.	161,000	163,944
#	Sakura Development Co. Ltd.	607,600	797,069
	Sampo Corp.	1,886,340	1,359,155
#	San Fang Chemical Industry Co. Ltd.	405,000	396,014
	San Fu Chemical Co. Ltd.	86,000	284,126
	San Lien Technology Corp. Ltd.	17,000	38,744
#	Sanyang Motor Co. Ltd.	1,575,624	3,149,144
#	Savior Lifetec Corp.	771,096	401,914
#	ScinoPharm Taiwan Ltd.	362,000	214,940
	SciVision Biotech, Inc.	45,000	68,659

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	SDI Corp.	399,000	$1,761,258
	Sea Sonic Electronics Co. Ltd.	83,000	165,266
	Senao Networks, Inc.	28,000	102,203
#	Sensortek Technology Corp.	36,000	167,446
#	Sercomm Corp.	552,000	1,396,822
#	Sesoda Corp.	787,279	1,164,970
	Shanghai Commercial & Savings Bank Ltd.	7,147,331	10,023,232
	Sharehope Medicine Co. Ltd.	199,191	116,648
	Sheng Yu Steel Co. Ltd.	382,000	244,194
	ShenMao Technology, Inc.	380,000	1,142,009
#	Shieh Yih Machinery Industry Co. Ltd.	169,000	122,334
#	Shih Her Technologies, Inc.	279,069	1,449,012
*	Shih Wei Navigation Co. Ltd.	564,271	226,793
#	Shihlin Electric & Engineering Corp.	572,000	3,425,906
#	Shin Ruenn Development Co. Ltd.	108,776	139,531
#	Shin Zu Shing Co. Ltd.	558,517	2,921,732
	Shinkong Insurance Co. Ltd.	763,412	3,793,194
#	Shinkong Synthetic Fibers Corp.	5,642,754	3,586,495
	Shinkong Textile Co. Ltd.	183,000	381,119
	Shiny Chemical Industrial Co. Ltd.	127,000	584,719
#*	Shuttle, Inc.	1,074,015	518,304
	Sigurd Microelectronics Corp.	2,351,231	13,359,458
	Silergy Corp.	626,000	7,797,138
#	Silicon Power Computer & Communications, Inc.	71,000	272,393
	Silitech Technology Corp.	33,000	33,000
	Simplo Technology Co. Ltd.	472,000	5,101,244
#	Sinbon Electronics Co. Ltd.	607,000	5,492,290
	Sincere Navigation Corp.	1,018,242	954,082
#	Singatron Enterprise Co. Ltd.	77,000	72,079
		Shares	Value»
TAIWAN — (Continued)
	Sinmag Equipment Corp.	23,000	$80,061
	Sino-American Silicon Products, Inc.	1,360,000	6,437,682
#	Sinon Corp.	1,847,877	2,223,440
	SinoPac Financial Holdings Co. Ltd.	49,979,179	62,331,004
#	Sinopower Semiconductor, Inc.	69,000	469,763
	Sinphar Pharmaceutical Co. Ltd.	455,462	446,159
	Sirtec International Co. Ltd.	245,200	183,532
#	Sitronix Technology Corp.	349,000	2,835,808
#	Siward Crystal Technology Co. Ltd.	740,875	1,389,268
	Sixxon Tech Co. Ltd.	3,000	14,340
	Soft-World International Corp.	123,000	377,482
#	Solar Applied Materials Technology Corp.	1,856,000	5,675,467
#	Solteam, Inc.	246,742	363,432
	Song Shang Electronics Co. Ltd.	117,000	73,841
	Sonix Technology Co. Ltd.	249,000	393,132
#	Southeast Cement Co. Ltd.	901,700	448,827
#*	Spectrum Electrics Corp.	105,150	73,044
	Speed Tech Corp.	157,001	132,336
	Sporton International, Inc.	229,000	1,354,664
	Sports Gear Co. Ltd.	114,000	242,145
	St. Shine Optical Co. Ltd.	100,000	283,978
	Standard Chemical & Pharmaceutical Co. Ltd.	287,600	503,161
#	Standard Foods Corp.	478,000	431,363
	Stark Technology, Inc.	80,000	408,550
#*	Starlux Airlines Co. Ltd.	2,582,000	1,725,966
#	STL Technology Co. Ltd.	159,000	858,666
#	Sun Max Tech Ltd.	104,738	141,663
#	Sunny Friend Environmental Technology Co. Ltd.	125,000	294,463

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Sunonwealth Electric Machine Industry Co. Ltd.	803,518	$3,216,978
#	Sunplus Innovation Technology, Inc.	38,160	165,797
*	Sunplus Technology Co. Ltd.	1,427,000	1,081,872
#	Sunrex Technology Corp.	537,108	624,689
	Sunspring Metal Corp.	44,569	25,852
	Superalloy Industrial Co. Ltd.	123,000	204,707
#	Supreme Electronics Co. Ltd.	2,089,968	5,113,450
#	Swancor Holding Co. Ltd.	177,000	496,899
	Sweeten Real Estate Development Co. Ltd.	1,036,476	732,479
#	Symtek Automation Asia Co. Ltd.	54,158	221,096
#	Syncmold Enterprise Corp.	445,000	897,677
#	Synmosa Biopharma Corp.	1,072,356	959,503
	Synnex Technology International Corp.	4,559,550	13,076,955
#	Syscom Computer Engineering Co.	128,000	210,629
#	Systex Corp.	533,000	2,523,020
	T3EX Global Holdings Corp.	244,000	499,134
	TA Chen Stainless Pipe	5,313,033	7,083,731
#	Ta Ya Electric Wire & Cable	2,413,795	2,502,345
	Tah Hsin Industrial Corp.	324,701	643,225
	TA-I Technology Co. Ltd.	276,500	898,936
#	Tai Tung Communication Co. Ltd.	388,077	196,037
#	Taichung Commercial Bank Co. Ltd.	24,100,368	15,245,357
	TaiDoc Technology Corp.	29,000	114,993
	Taiflex Scientific Co. Ltd.	965,397	5,013,453
#	Taimide Tech, Inc.	272,000	548,671
	Tainan Enterprises Co. Ltd.	378,183	232,672
#	Tainan Spinning Co. Ltd.	5,586,485	2,089,299
#	Tai-Saw Technology Co. Ltd.	205,000	275,964
		Shares	Value»
TAIWAN — (Continued)
#	TaiSol Electronics Co. Ltd.	136,000	$241,772
	Taisun Enterprise Co. Ltd.	552,000	271,791
#	Taita Chemical Co. Ltd.	607,394	231,994
#	TAI-TECH Advanced Electronics Co. Ltd.	297,000	1,733,200
	Taiwan Acceptance Corp.	286,250	723,897
#	Taiwan Business Bank	27,516,145	15,441,926
	Taiwan Chinsan Electronic Industrial Co. Ltd.	341,488	1,007,501
	Taiwan Cogeneration Corp.	1,148,493	2,072,807
	Taiwan Cooperative Financial Holding Co. Ltd.	23,941,646	20,401,032
#	Taiwan Fertilizer Co. Ltd.	2,351,000	3,322,278
#	Taiwan Fire & Marine Insurance Co. Ltd.	903,000	1,654,697
	Taiwan FU Hsing Industrial Co. Ltd.	516,400	617,921
#*	Taiwan Glass Industry Corp.	4,278,982	5,913,213
#	Taiwan Hon Chuan Enterprise Co. Ltd.	1,152,704	4,557,435
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	813,160	1,070,124
††	Taiwan Land Development Corp.	4,185,322	65,074
#*	Taiwan Mask Corp.	937,694	1,044,686
#	Taiwan Mobile Co. Ltd.	3,251,000	11,290,820
#	Taiwan Navigation Co. Ltd.	1,063,000	930,908
#	Taiwan Paiho Ltd.	943,000	1,325,892
#	Taiwan PCB Techvest Co. Ltd.	834,946	769,926
#	Taiwan Sakura Corp.	232,000	586,596
#	Taiwan Secom Co. Ltd.	474,000	1,597,611
#	Taiwan Semiconductor Co. Ltd.	763,000	1,669,649
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	910,000	67,308,367
#	Taiwan Shin Kong Security Co. Ltd.	509,390	634,432
	Taiwan Steel Union Co. Ltd.	8,000	26,906

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Taiwan Surface Mounting Technology Corp.	1,330,991	$5,695,898
#*	Taiwan TEA Corp.	1,912,092	647,568
	Taiwan Union Technology Corp.	357,000	11,953,072
	Taiyen Biotech Co. Ltd.	582,217	576,466
#	Tatung Co. Ltd.	4,303,050	3,217,633
#	TCC Group Holdings Co. Ltd.	18,560,110	13,897,126
#	TCI Co. Ltd.	275,000	957,260
	Te Chang Construction Co. Ltd.	216,108	466,583
#	Team Group, Inc.	244,000	1,721,126
#	Teco Electric & Machinery Co. Ltd.	4,616,725	9,117,085
#	Test Research, Inc.	480,000	3,918,488
	Test Rite International Co. Ltd.	1,078,266	735,941
#	Thinking Electronic Industrial Co. Ltd.	254,000	1,689,367
	Thye Ming Industrial Co. Ltd.	73,609	158,556
	Tigerair Taiwan Co. Ltd.	344,000	608,865
#	Ton Yi Industrial Corp.	3,768,600	1,741,444
	Tong Hsing Electronic Industries Ltd.	500,480	2,428,545
#	Tong Yang Industry Co. Ltd.	1,962,000	4,301,739
#	Tong-Tai Machine & Tool Co. Ltd.	700,447	574,557
	Top Bright Holding Co. Ltd.	13,000	93,315
#	Top Union Electronics Corp.	220,029	164,298
#	Topco Scientific Co. Ltd.	343,000	5,235,534
	Topco Technologies Corp.	42,000	92,776
#	Topkey Corp.	234,000	1,191,507
	Topoint Technology Co. Ltd.	18,200	178,024
	TPK Holding Co. Ltd.	1,108,000	1,854,061
#	Transcend Information, Inc.	310,000	2,753,086
#	TricornTech Taiwan Corp.	83,000	102,028
#	Trigold Holdings Ltd.	19,204	41,641
#	Trio Technology International Group Co. Ltd.	56,000	210,585
	Tripod Technology Corp.	1,589,000	17,841,356
		Shares	Value»
TAIWAN — (Continued)
#	Trusval Technology Co. Ltd.	21,000	$145,175
	TS Financial Holding Co. Ltd (2887 TT)	73,424,795	80,848,337
#	TSC Auto ID Technology Co. Ltd.	43,199	244,343
#	TSRC Corp.	1,303,000	847,367
	Ttet Union Corp.	6,000	28,648
#	TTY Biopharm Co. Ltd.	598,000	1,372,866
	Tung Ho Steel Enterprise Corp.	2,802,593	6,444,888
	Tung Thih Electronic Co. Ltd.	82,592	113,173
#	TURVO International Co. Ltd.	122,000	700,683
#	TXC Corp.	1,017,000	4,644,066
#	TYC Brother Industrial Co. Ltd.	866,723	747,826
#	Tyntek Corp.	1,037,097	1,579,199
	Ubright Optronics Corp.	80,000	133,729
#	UDE Corp.	353,000	1,129,962
#	Ultra Chip, Inc.	230,000	463,430
	U-Ming Marine Transport Corp.	1,886,000	3,636,362
#	Unic Technology Corp.	245,000	185,935
	Unimicron Technology Corp.	2,928,542	68,712,289
#	Union Bank of Taiwan	12,731,590	8,132,523
	Union Insurance Co. Ltd.	79,000	82,112
#	Uni-President Enterprises Corp.	11,951,000	27,176,148
#	Unitech Computer Co. Ltd.	477,739	853,052
#	Unitech Printed Circuit Board Corp.	3,357,400	3,716,951
#	United Alloy-Tech Co.	265,719	480,832
	United Integrated Services Co. Ltd.	126,000	4,216,710
	United Microelectronics Corp. (2303 TT)	41,948,681	156,934,098
	United Orthopedic Corp.	307,000	790,780
	United Radiant Technology	21,000	12,490
*	United Renewable Energy Co. Ltd.	1,270,000	631,611
#	Univacco Technology, Inc.	128,000	215,546
#	Universal Cement Corp.	2,324,539	1,916,676

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Universal Vision Biotechnology Co. Ltd.	141,000	$573,441
	UPC Technology Corp.	2,651,598	840,348
	UPI Semiconductor Corp.	137,000	830,564
#	Userjoy Technology Co. Ltd.	127,774	289,494
#	USI Corp.	2,882,827	994,867
#*	Usun Technology Co. Ltd.	67,000	181,157
	Utechzone Co. Ltd.	77,000	378,323
	UVAT Technology Co. Ltd.	56,000	121,386
#	Vanguard International Semiconductor Corp.	2,674,201	12,259,543
	Ve Wong Corp.	912,806	1,372,754
#	Ventec International Group Co. Ltd., Class C	189,000	1,144,036
#	Viking Tech Corp.	207,000	389,234
	Visco Vision, Inc.	137,000	775,817
	VisEra Technologies Co. Ltd.	279,000	3,595,001
	Vizionfocus, Inc.	40,000	223,803
#	Voltronic Power Technology Corp.	90,000	2,640,342
#	VSO Electronics Co. Ltd.	41,000	152,220
*	Wafer Works Corp.	1,378,814	3,671,125
	Waffer Technology Corp.	9,000	10,079
#	Wah Hong Industrial Corp.	257,516	305,778
	Wah Lee Industrial Corp.	862,100	2,970,092
#	Walsin Lihwa Corp.	8,690,143	8,339,409
	Walsin Technology Corp.	675,000	4,412,588
#	Walton Advanced Engineering, Inc.	1,262,853	1,417,231
	Wan Hai Lines Ltd.	2,350,000	6,129,821
	Waste Recovery Technology, Inc.	5,000	49,549
	Wei Chuan Foods Corp.	319,000	120,108
#	Weikeng Industrial Co. Ltd.	2,081,490	2,831,648
#	Well Shin Technology Co. Ltd.	399,080	491,149
	Welldone Co.	21,000	30,060
#	Weltrend Semiconductor	556,000	928,135
#	Wendell Industrial Co. Ltd.	31,000	130,228
		Shares	Value»
TAIWAN — (Continued)
	Wholetech System Hitech Ltd.	121,000	$451,819
	Win Semiconductors Corp.	1,257,000	11,090,109
#	Winbond Electronics Corp.	12,243,422	47,221,457
	Winmate, Inc.	115,000	587,166
#	Winstek Semiconductor Co. Ltd.	228,000	997,414
*††	Wintek Corp.	20,783,484	0
	Wisdom Marine Lines Co. Ltd.	1,543,364	3,730,432
#	Wistron Corp.	8,316,343	44,600,487
	WITS Corp.	120,659	445,759
#	Wiwynn Corp.	100,000	16,280,755
	WNC Corp.	1,041,474	6,980,120
#	Wonderful Hi-Tech Co. Ltd.	496,000	933,542
	Wowprime Corp.	165,000	1,192,827
	WPG Holdings Ltd.	5,323,284	18,250,833
#	WT Microelectronics Co. Ltd.	2,255,104	13,610,577
	WUS Printed Circuit Co. Ltd.	483,668	2,093,252
	XAC Automation Corp.	47,000	47,607
	XinTec, Inc.	300,000	2,487,683
	Xxentria Technology Materials Corp.	42,906	48,422
	Ya Horng Electronic Co. Ltd.	22,000	33,226
	Yageo Corp.	3,588,524	54,011,957
	Yankey Engineering Co. Ltd.	24,000	477,736
#	YC INOX Co. Ltd.	2,009,894	1,139,749
#	Yea Shin International Development Co. Ltd.	1,071,512	717,130
#	Yem Chio Co. Ltd.	1,413,820	627,290
	Yen Sun Technology Corp.	160,000	204,918
	YFC-Boneagle Electric Co. Ltd.	74,449	55,694
	YFY, Inc.	4,595,847	4,109,811
	Yi Jinn Industrial Co. Ltd.	1,197,149	528,831
#*	Yieh Phui Enterprise Co. Ltd.	3,810,862	1,601,267
	Young Fast Optoelectronics Co. Ltd.	283,000	462,446
#*	Young Optics, Inc.	99,000	207,924
#	Youngtek Electronics Corp.	557,047	1,252,635
#	Yuanta Financial Holding Co. Ltd.	41,758,335	87,115,717

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Yulon Motor Co. Ltd.	560,350	$483,101
#	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	214,687	517,418
#	Yungshin Construction & Development Co. Ltd.	73,000	113,267
#	YungShin Global Holding Corp.	669,000	1,106,711
#	Zeng Hsing Industrial Co. Ltd.	149,358	423,233
#	Zenitron Corp.	940,000	1,756,518
#	Zero One Technology Co. Ltd.	438,391	1,477,418
#	Zhen Ding Technology Holding Ltd.	3,357,000	42,120,122
*	Zig Sheng Industrial Co. Ltd.	1,656,352	435,886
#	ZillTek Technology Corp.	84,000	525,881
	Zippy Technology Corp.	316,000	524,773
	Zyxel Group Corp.	1,258,793	1,584,246
TOTAL TAIWAN			3,710,230,086
THAILAND — (1.2%)
	AAPICO Hitech PCL (AH/F TB)	712,547	338,246
	Amata Corp. PCL	1,510,600	1,303,356
	AP Thailand PCL	11,466,630	2,849,211
#	Asset World Corp. PCL	17,772,700	1,568,517
	Bangchak Corp. PCL	3,767,300	5,047,750
	Bangkok Bank PCL (BBLF TB)	3,293,353	18,853,189
	Bangkok Bank PCL (BBLR TB), NVDR	259,600	1,486,111
#	Bangkok Commercial Asset Management PCL	5,251,054	1,082,240
	Bangkok Land PCL	45,692,393	861,424
	Bangkok Life Assurance PCL, NVDR	1,009,900	786,356
	Banpu PCL	2,963,733	514,776
	BKI Holdings PCL	151,928	1,692,089
#	Charoen Pokphand Foods PCL	13,969,400	9,375,881
#	CP Axtra PCL	106,668	47,462
#*	Energy Absolute PCL	908,000	78,997
#	GFPT PCL	706,100	207,115
	ICC International PCL	3,539,409	2,559,817
	Indorama Ventures PCL	1,962,522	1,292,587
#	IRPC PCL	13,360,400	880,562
		Shares	Value»
THAILAND — (Continued)
	Jaymart Group Holdings PCL	1,211,100	$401,357
	JMT Network Services PCL	1,721,200	616,867
	Kasikornbank PCL (KBANKF TB)	176,800	1,289,946
	Kasikornbank PCL (KBANKR TB), NVDR	843,501	6,154,248
	Khon Kaen Sugar Industry PCL	3,825,207	184,135
	Krung Thai Bank PCL	1,350,400	1,783,873
	Lalin Property PCL	204,200	26,773
#	Land & Houses PCL (LHF TB)	3,464,160	395,168
	LH Financial Group PCL	3,240,246	122,249
	Northeast Rubber PCL	1,123,088	150,938
	Polyplex Thailand PCL	1,597,425	672,549
	Precious Shipping PCL	2,577,850	620,529
*	Property Perfect PCL	16,011,735	24,016
	Pruksa Holding PCL	1,349,000	158,193
	PTT Exploration & Production PCL	2,477,100	11,093,859
	PTT Global Chemical PCL	5,667,841	6,210,277
	PTT PCL	44,568,100	51,376,674
#	Quality Houses PCL	4,189,919	181,409
#	Regional Container Lines PCL	1,387,100	1,453,982
	Rojana Industrial Park PCL	2,667,073	486,654
	S Hotels & Resorts PCL	1,297,040	65,067
	Saha Pathana Inter-Holding PCL	5,058,225	4,882,284
	Saha Pathanapibul PCL	1,035,433	1,720,652
	Saha-Union PCL	1,486,200	1,224,055
#	Sansiri PCL	53,672,066	2,418,796
	SC Asset Corp. PCL	8,089,030	488,950
	SCG Packaging PCL	1,699,400	1,542,532
	Siam Cement PCL	487,800	3,701,805
*	Singer Thailand PCL	495,500	175,713
#	Somboon Advance Technology PCL	1,056,600	509,190
	SPCG PCL	1,037,100	285,246
#	Sri Trang Agro-Industry PCL	3,123,558	1,735,398
#	Sri Trang Gloves Thailand PCL	3,675,348	1,132,385
	Star Petroleum Refining PCL	3,606,623	1,199,749
#	Stecon Group PCL	2,688,278	1,453,316

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
THAILAND — (Continued)
#	Supalai PCL	4,228,800	$2,007,025
*	Super Energy Corp. PCL	72,819,209	284,168
	Thai Oil PCL	2,961,174	5,794,364
	Thai Stanley Electric PCL (STANLY/F TB), Class F	170,100	1,203,284
	Thai Stanley Electric PCL (STANLY-R TB), NVDR	17,500	123,795
	Thai Union Group PCL	1,186,500	432,441
	Thanachart Capital PCL	570,600	1,331,716
	Thoresen Thai Agencies PCL	3,157,976	477,634
#	TMBThanachart Bank PCL	46,909,096	4,287,551
	TPI Polene PCL	24,462,140	658,005
	TPI Polene Power PCL	6,146,850	331,439
	VGI PCL	1,098,800	32,808
	Xspring Capital PCL	13,093,567	195,534
TOTAL THAILAND			173,924,284
TURKEY — (0.6%)
*	Adese Gayrimenkul Yatirim AS	16,464,049	300,377
	Afyon Cimento Sanayi TAS	157,609	42,571
*	Akfen Yenilenebilir Enerji AS, Class A	1,024,684	514,818
*	Aksa Enerji Uretim AS	263,340	521,765
	Alarko Holding AS	306,760	651,949
	Albaraka Turk Katilim Bankasi AS	6,251,810	1,041,047
	Anadolu Efes Biracilik Ve Malt Sanayii AS	3,861,104	1,775,645
#*	Arcelik AS	61,949	126,830
	Aygaz AS	88,423	492,456
*	Bera Holding AS	1,505,129	404,293
*	Besler Gida Ve Kimya Sanayi Ve Ticaret AS	845,883	218,626
*	Bursa Cimento Fabrikasi AS	447,228	47,423
#*	Can2 Termik AS	39,078,528	984,001
*	Deva Holding AS	56,871	83,933
#	Dogan Sirketler Grubu Holding AS	3,901,181	1,715,676
	Dogu Aras Enerji Yatirimlari AS	65,882	156,900
#	Dogus Otomotiv Servis ve Ticaret AS	159,979	640,998
		Shares	Value»
TURKEY — (Continued)
	EGE Gubre Sanayii AS	9,255	$18,290
#	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	323,905	465,293
#	Enka Insaat ve Sanayi AS	3,002,571	5,534,031
#	Eregli Demir ve Celik Fabrikalari TAS	8,743,943	7,815,762
*	Escort Teknoloji Yatirim AS	651,759	73,378
*	Europen Endustri Insaat Sanayi VE Ticaret AS	260,684	21,609
	Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	250,258	122,103
*	GSD Holding AS	3,709,181	372,892
*	Izmir Demir Celik Sanayi AS	669,006	159,517
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	139,287	394,354
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	553,530	494,733
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	3,677,749	3,187,158
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	12,190,098	566,992
*	Kayseri Seker Fabrikasi AS	2,685,259	220,552
#	KOC Holding AS	2,566,231	10,617,289
	Lila Kagit Sanayi ve Ticaret AS	866,997	520,902
*	Metro Ticari ve Mali Yatirimlar Holding AS	191,748	30,060
#	Migros Ticaret AS	20,353	267,701
*	NET Holding AS	489,957	469,578
#*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	6,548,248	1,081,138
*	Parsan Makina Parcalari Sanayii AS	44,490	70,344

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TURKEY — (Continued)
#*	Petkim Petrokimya Holding AS	4,254,446	$1,711,341
*	Polisan Holding AS	214,103	95,068
*	Sok Marketler Ticaret AS	590,167	633,227
#*	TAV Havalimanlari Holding AS	91,491	521,979
#	Tekfen Holding AS	439,957	1,429,258
*	Tukas Gida Sanayi ve Ticaret AS	5,961,176	249,614
	Turcas Holding AS	72,783	64,998
	Turk Hava Yollari AO	2,040,116	13,466,939
#*	Turk Telekomunikasyon AS	1,665,866	1,787,288
	Turkcell Iletisim Hizmetleri AS	3,490,405	7,356,296
#	Turkiye Petrol Rafinerileri AS	2,091,507	13,028,193
	Turkiye Sinai Kalkinma Bankasi AS	2,548,194	586,371
#	Turkiye Sise ve Cam Fabrikalari AS	4,109,673	3,610,391
#*	Turkiye Vakiflar Bankasi TAO, Class D	849,466	521,139
#	Ulker Biskuvi Sanayi AS	757,171	1,373,156
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	476,715	328,341
*	Yayla Agro Gida Sanayi VE Nakliyat AS	482,731	99,159
TOTAL TURKEY			89,085,742
UNITED ARAB EMIRATES — (1.1%)
	Abu Dhabi Commercial Bank PJSC	5,521,109	22,494,017
	Abu Dhabi National Hotels	8,542,864	926,630
*	Abu Dhabi Ports Co. PJSC	2,949,685	3,930,915
	Agility Global PLC	10,899,057	5,021,441
	Agthia Group PJSC	622,386	542,422
	Alpha Dhabi Holding PJSC	534,254	1,061,764
	Amanat Holdings PJSC	3,784,922	1,430,204
	Amlak Finance PJSC	739,419	231,320
	Dana Gas PJSC	22,114,892	5,126,169
	Deyaar Development PJSC	5,910,868	1,163,202
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Dubai Investments PJSC	8,691,013	$8,516,090
	Emaar Properties PJSC	25,072,760	74,831,403
	Emirates NBD Bank PJSC	3,368,491	27,666,089
*	EMSTEEL Building Materials PJSC	3,026,677	910,708
*	Ghitha Holding PJSC	36,102	111,288
*	Modon Holding PSC	3,523,595	2,732,143
	National Central Cooling Co. PJSC	57,751	39,104
	NMDC Group PJSC	10,207	63,307
*	RAK Properties PJSC	5,137,084	1,490,021
	Ras Al Khaimah Ceramics PJSC	1,273,784	840,037
*	Two Point Zero Group PJSC	10,842,901	5,864,029
	Union Properties PJSC	3,928,839	647,682
TOTAL UNITED ARAB EMIRATES			165,639,985
TOTAL COMMON STOCKS			14,297,287,461
PREFERRED STOCKS — (0.5%)
BRAZIL — (0.4%)
	Banco ABC Brasil SA, 11.118%	525,405	2,487,541
	Banco ABC Brasil SA	17,663	83,626
Ω	Banco BMG SA, 8.333%	180,134	189,048
	Banco Bradesco SA, 8.440%	3,986,902	14,495,251
	Banco do Estado do Rio Grande do Sul SA Class B, 11.286%	855,951	2,374,100
	Cia de Ferro Ligas da Bahia FERBASA, 11.726%	31,508	37,232
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes	163,525	657,113
	Eucatex SA Industria e Comercio, 4.891%	181,029	821,374
	Gerdau SA, 2.722%	191,173	942,071
	Petroleo Brasileiro SA - Petrobras, 7.625%	4,974,535	42,609,572
	Schulz SA, 14.152%	15,547	13,740

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
*	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	344,363	$499,988
TOTAL BRAZIL			65,210,656
COLOMBIA — (0.1%)
	Grupo Argos SA, 5.582%	440,942	1,800,094
	Grupo de Inversiones Suramericana SA, 3.915%	508,962	7,210,922
TOTAL COLOMBIA			9,011,016
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	514,708	253,058
TOTAL PREFERRED STOCKS			74,474,730
RIGHTS/WARRANTS — (0.0%)
CHILE — (0.0%)
*	SONDA SA Rights 08/29/2026	61,348	0
QATAR — (0.0%)
*	Baladna Rights 08/17/2026	753,062	40,125
SOUTH AFRICA — (0.0%)
#*	Brait PLC Rights 08/07/2026	4,347,298	207,875
SOUTH KOREA — (0.0%)
*	Amotech Co. Ltd. Rights 08/04/2026	1,649	0
		Shares	Value»

SOUTH KOREA — (Continued)
*	LB Semicon, Inc. Rights	20,721	$0
TAIWAN — (0.0%)
*	Brogent Technologies, Inc. Rights 08/06/2026	2,988	702
*	Grand Pacific Petrochemical Rights	879,094	0
*	JPP Holding Co. Ltd. Rights	2,450	1,251
*	Luxe Green Energy Technology Co. Ltd. Rights 08/05/2026	9,952	693
*	Zenitron Corp. Rights	75,200	8,144
TOTAL TAIWAN			10,790
TOTAL RIGHTS/WARRANTS			258,790
TOTAL INVESTMENT SECURITIES (Cost $7,860,505,542)			14,372,020,981

			Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@§	The DFA Short Term Investment Fund	11,705,836	135,401,404
TOTAL INVESTMENTS — (100.0%)
(Cost $7,995,886,965)^^			$14,507,422,385
As of July 31, 2026, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	273	09/18/26	$102,761,190	$102,637,762	$(123,428)
Total Futures Contracts			$102,761,190	$102,637,762	$(123,428)

Dimensional Emerging Markets Value Fund
CONTINUED
As of July 31, 2026, the value of Rule 144A securities amounted to $139,002,471 or 1.0% of net assets.
Summary of the Fund's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$339,550,413	—	—	$339,550,413
Chile	61,057,564	$2,492,415	—	63,549,979
China	119,051,301	3,159,666,254	$966,689	3,279,684,244
Colombia	9,787,267	532,781	—	10,320,048
Czech Republic	—	15,848,972	—	15,848,972
Greece	—	95,323,626	—	95,323,626
Hong Kong	—	340,051	—	340,051
Hungary	—	26,091,782	—	26,091,782
India	30,498,943	1,826,603,203	—	1,857,102,146
Indonesia	—	123,024,837	78,434	123,103,271
Kuwait	—	81,030,134	54,102	81,084,236
Malaysia	—	186,307,347	—	186,307,347
Mexico	314,802,070	14,484,886	—	329,286,956
Philippines	—	57,477,958	16,047	57,494,005
Poland	—	199,587,738	—	199,587,738
Qatar	—	66,487,149	—	66,487,149
Saudi Arabia	165,067	335,860,025	—	336,025,092
South Africa	—	403,681,744	—	403,681,744
South Korea	296,703,508	2,390,496,037	339,020	2,687,538,565
Taiwan	21,939,719	3,688,221,143	69,224	3,710,230,086
Thailand	—	173,924,284	—	173,924,284
Turkey	—	89,085,742	—	89,085,742
United Arab Emirates	—	165,639,985	—	165,639,985
Preferred Stocks
Brazil	65,127,030	83,626	—	65,210,656
Colombia	9,011,016	—	—	9,011,016
Philippines	—	253,058	—	253,058
Rights/Warrants
Chile	—	—	—	—
Qatar	—	40,125	—	40,125
South Africa	—	207,875	—	207,875
South Korea	—	—	—	—
Taiwan	—	10,790	—	10,790
Securities Lending Collateral	—	135,401,404	—	135,401,404
Total Investments in Securities	$1,267,693,898	$13,238,204,971	$1,523,516˂˃	$14,507,422,385
Financial Instruments
Liabilities
Futures Contracts**	(123,428)	—	—	(123,428)
Total Financial Instruments	$(123,428)	—	—	$(123,428)
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund’s advisor is Dimensional Fund Advisors LP (the “Advisor”).
SECURITY VALUATION
The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Series and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Fund.
2. FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
FEDERAL TAX COST
At July 31, 2026, the total cost of securities for federal income tax purposes was $8,507,217,508 for the Dimensional Emerging Markets Value Fund.
OTHER
The Fund is subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any, against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.